As filed with the Securities and Exchange Commission on April 20, 2007

                                                     Registration Nos. 333-76359
                                                                       811-08868

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-6

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                        Pre-Effective Amendment No. _                      [ ]

                       Post-Effective Amendment No. 8                      [X]

             REGISTRATION STATEMENT UNDER THE INVESTMENT ACT OF 1940

                                 Amendment No. 12                          [X]
                                   -----------

                          AMERITAS LIFE INSURANCE CORP.
                              SEPARATE ACCOUNT LLVL
                                  (Registrant)
                            ------------------------

                         AMERITAS LIFE INSURANCE CORP.
                                  (Depositor)
                                5900 "O" Street
                            Lincoln, Nebraska 68510
                                  402-467-1122
                            ------------------------

                                 Robert G. Lange
            Vice President, General Counsel, and Assistant Secretary
                          Ameritas Life Insurance Corp.
                                 5900 "O" Street
                             Lincoln, Nebraska 68510
                                  402-325-4249
                            ------------------------

Approximate Date of Proposed Public Offering: As soon as practicable after effective date.

         It is proposed that this filing will become effective:
            [ ] 60 days after filing pursuant to paragraph a of Rule 485
            [ ] on __________ pursuant to paragraph a of Rule 485
            [X] on May 1, 2007 pursuant to paragraph b of Rule 485
            [ ] immediately upon filing pursuant to paragraph b of Rule 485

            If appropriate, check the following box:
            [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Securities of Unit Investment Trust AMERITAS LOW-LOAD Survivorship Flexible Premium Variable Universal Life Insurance Policy

PROSPECTUS: May 1, 2007
                                              Ameritas Life Insurance Corp. Logo
                                                                 A UNIFI Company
AMERITAS LOW-LOAD
Survivorship Flexible Premium
Variable Universal Life Insurance Policy
                             Ameritas Life Insurance Corp. Separate Account LLVL

         This prospectus describes the Policy, especially its Separate Account, and should be read with the Policy. The Policy is designed to help you, the Policy Owner, provide life insurance protection while having flexibility, within limits, as to the amount and timing of premium payments, the amount of the death benefit, and how you invest your Policy value. The value of your Policy will go up or down based on the investment performance of the investment options you choose. The amount of the death benefit can also vary as a result of investment performance.

         You may allocate all or part of your Policy value among a variety of variable investment options. They are listed in the Investment Options section of this prospectus.


         You may also allocate all or part of your investment to a Fixed Account fixed interest rate option where we have the investment risk and guarantee a certain return on your investment.

Please Read this Prospectus Carefully and Keep It for Future Reference. It provides information you should consider before investing in a Policy. Prospectuses for the portfolios underlying the Subaccount variable investment options are available without charge from your sales representative or from our Service Center.

 The Securities and Exchange Commission ("SEC") does not pass upon the accuracy or adequacy of this prospectus, and has not approved or disapproved the Policy. Any representation to the contrary is a criminal offense.

      This prospectus may only be used to offer the Policy where the Policy may lawfully be sold. The Policy, and certain features described in this prospectus, may not be available in all states.

              No one is authorized to give information or make any
         representation about the Policy that is not in this prospectus.
             If anyone does so, you should not rely upon it as being
                             accurate or adequate.

          NOT FDIC INSURED - MAY LOSE VALUE - NO BANK GUARANTEE

                   Ameritas Life Insurance Corp. (we, us, our)
            Service Center, P.O. Box 81889, Lincoln, Nebraska 68501.
                     1-800-255-9678. www.ameritasdirect.com

Contacting Us. To answer your questions or to send additional premium, contact your sales representative or write or call us at:

                          Ameritas Life Insurance Corp.
                                 Service Center
                                 P.O. Box 81889
                             Lincoln, Nebraska 68501
                                       Or
                                 5900 "O" Street
                             Lincoln, Nebraska 68510
                            Telephone: 1-800-255-9678
                               Fax: 1-402-467-7335
                         Interfund Transfer Request Fax:
                                 1-402-467-7923
                           Email: direct@ameritas.com

Express mail packages should be sent to our street address, not our P.O. Box address.

Sending Forms, Written Notice and Written Requests in "Good Order." If you are writing to change your beneficiary, request a withdrawal or for any other purpose, contact us or your sales represent-active to learn what information is required for the request to be in "good order". Often, we can only accept information on a form we provide. We can only act upon requests that are received in good order.

Facsimile Written Notice. To provide you with timely service, we accept some Written Notice by facsimile. However, by not requiring your original signature, there is a greater risk unauthorized persons can manipulate your signature and make changes on your Policy (including withdrawals) without your knowledge. We are entitled to act upon facsimile signatures that reasonably appear to us to be genuine.


TABLE OF CONTENTS                                                 Begin on Page
     POLICY SUMMARY....................................................3
     CHARGES...........................................................4
     CHARGES EXPLAINED.................................................8
         Transaction Fees
           (Percent of Premium Charge, Surrender Charge and Sales Load Charge, Partial Withdrawal Charge, Transfer Fee)
         Periodic Charges - Monthly Deductions from Policy Value
           (Cost of Insurance Charge, Administrative Charge,
           Cost of Optional Features)
         Periodic Charges - Daily Deduction from Separate Account Assets
           (Risk and Asset-based Administrative Expense Charge,
           Portfolio Charges)
     INVESTMENT OPTIONS................................................9
         Separate Account Variable Investment Options
         Fixed Account Fixed Interest Rate Option
         Transfers
         Third-Party Services
         Disruptive Trading Practices
         Systematic Transfer Programs
           (Dollar Cost Averaging, Portfolio Rebalancing, Earnings Sweep)
         Model Asset Allocation
     OTHER IMPORTANT POLICY INFORMATION...............................17
         Policy Application and Issuance
         Policy Value
         Misstatement of Age or Sex
         Suicide
         Incontestability
         Telephone Transactions
         Lapse and Grace Period
         Reinstatement
         Delay of Payments or Transfers
         Beneficiary
         Minor Owner or Beneficiary
         Policy Changes
         "Free Look" Rights
         Optional Features
         Legal Proceedings
         How to get Financial Statements
     POLICY DISTRIBUTIONS.............................................22
         Death Benefit
         No Maturity Date
         Policy Loans
         Full Surrender
         Partial Withdrawal
         Payment of Policy Proceeds
     TAX MATTERS......................................................27
         Life Insurance Qualification; Tax Treatment of Death Benefit
         Special Considerations for Corporations
         Tax Treatment of Loans and Other Distributions
         Other Policy Owner Tax Matters
     APPENDIX A:  Optional Features...................................30
     DEFINED TERMS....................................................31
     LAST PAGE...................................................Last Page
         Thank You/ If You Have Questions
         Illustrations
         Statement of Additional Information; Registration Statement
         Reports to You

POLICY SUMMARY

         The Policy contains the complete terms of your agreement with Ameritas. You may obtain a copy from us.

         The AMERITAS LOW LOAD Survivorship Variable Universal Life Policy is flexible premium life insurance upon the lives of two insureds. The Policy will usually be unsuitable for short-term savings or short-term life insurance needs. We are obligated to pay all amounts promised under the Policy. The Policy pays a death benefit to the Policy beneficiary upon the last insured's death, or pays a Cash Surrender Value to you if you surrender the Policy. No insured can be under age 20 or over age 90 and at least one cannot be over age 85 on the insured's birthday prior to the Policy Date (80 in New Jersey). We will only issue the Policy for an initial specified amount of insurance coverage of $100,000 or more.

         You have flexibility under the Policy. Within certain limits, you can vary the amount and timing of premium payments, change the death benefit, and transfer amounts among the investment options. You may allocate Policy premium and value among several different variable investment options where you can gain or lose money on your investment, or to a fixed rate option where we guarantee you will earn a fixed rate of interest. You can take out a Policy loan, make a partial withdrawal, or surrender your Policy completely, subject to certain restrictions. However, unpaid loans, partial withdrawals and surrenders may be subject to income tax and penalty tax, and unpaid loans and withdrawals will decrease death benefit protection and may cause the need for additional premium to keep the Policy in force.

         Your Policy value and Death Benefit will go up or down as a result of the investment experience of your Policy. The fund prospectuses accompanying this Policy prospectus provide comprehensive discussion of the risks of each portfolio. Even if you pay Planned Periodic Premiums, your Policy could lapse if the Policy value is not enough to pay the Policy's charges. However, your Policy will not lapse during the first five Policy Years if you meet the Minimum Premium requirements, or during the Guaranteed Death Benefit Period if you meet the Guaranteed Death Benefit Premium requirements. Your Policy's Death Benefit will never be less than the then current Specified Amount of insurance coverage less any outstanding loans and loan interest, and less any due but unpaid Policy charges. The Policy remains in force until surrendered for its Cash Surrender Value, or all proceeds have been paid as a death benefit, or until it lapses because the Cash Surrender Value is insufficient to keep the Policy in force.

              Buying a Policy might not be advisable if it is just
                 replacing existing life insurance. You may wish
              to consult with your financial or insurance adviser.

         POLICY OPERATION AND FEATURES

Premiums.
o Premium is used to create Policy value to cover Policy charges and to generate investment earnings.

Charges Deducted from Premium.
o    Percentage of Premium Charge: currently 3%.

Investment Options.
o Variable investment option allocations are invested in Subaccounts of the Separate Account, which in turn invest in corresponding underlying portfolios. Fixed Account allocations are invested in our general account and we guarantee a fixed rate of interest.
o You may transfer between investments, subject to limits. Model asset allocation, as well as dollar cost averaging, portfolio rebalancing and earnings sweep systematic investment programs are available.

Charges Deducted from Assets.
(See CHARGES section on next pages.)

Loans.
o You may borrow a limited amount of Policy value. Each loan must be at least $200. Interest accrues on outstanding loan amounts. After the 10th Policy Year, loans at a lower interest rate may be available.

Surrenders.
o You can surrender the Policy in full at any time for its Cash Surrender Value, or, within limits, withdraw part of the Policy value. There are no surrender charges.

Settlement Income.
o Amounts surrendered or death benefit proceeds can be paid out under several different payment options.

Death Benefit.
o If you meet certain premium requirements, we will guarantee a death benefit for a certain period even if your Policy's Cash Surrender Value falls to zero.
o    Two death benefit options are available.

Death Benefit proceeds are reduced by any Policy loan balance, unpaid loan interest, and any monthly deductions due but unpaid at death.

See the POLICY DISTRIBUTIONS: Death Benefit section for details.

CHARGES Some charges are rounded. Charges shown are maximums, and may be less in certain states.

         POLICY CHARGES

         The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Policy. The first table describes the fees and expenses that you will pay at the time that you pay a premium, surrender the Policy, or transfer Policy value between investment options.

--------------------------------------------------- ----------------------- -------------------- --------------------
                                                                                   Guaranteed
   TRANSACTION FEES                                       When Deducted             Maximum              Current
--------------------------------------------------- ----------------------- -------------------- --------------------
PERCENT OF PREMIUM CHARGE                           When each premium is    3% of each premium   Same as guaranteed
                                                    paid.                         payment             maximum.
--------------------------------------------------- ----------------------- -------------------- --------------------
SURRENDER CHARGE                                              --                   NONE                 NONE
--------------------------------------------------- ----------------------- -------------------- --------------------
PARTIAL WITHDRAWAL CHARGE                           Upon each withdrawal.        2% or $50            2% or $25
     (lesser of % of withdrawal amount or dollar
amount)
--------------------------------------------------- ----------------------- -------------------- --------------------
TRANSFER FEE (per transfer)                         First 15 transfers
                                                    per year:                      NONE                 NONE
                                                    Each additional
                                                    transfer:                      $10                  NONE
--------------------------------------------------- ----------------------- -------------------- --------------------

         The next table describes the fees and expenses that you will pay periodically during the time that you own the Policy, to equal the annualized charges shown, not including Subaccount portfolio operating fees and expenses.
---------------------------------------------------- ---------------------- -------------------- --------------------
PERIODIC CHARGES
(other than Subaccount portfolio operating             When Deducted              Guaranteed            Current
expenses)                                                                      Maximum (annual)         (annual)
---------------------------------------------------- ---------------------- -------------------- --------------------
DAILY DEDUCTION FROM SEPARATE ACCOUNT ASSETS  (to
equal the annual % shown)
---------------------------------------------------- ---------------------- -------------------- --------------------
RISK CHARGE (for mortality and expense risk)                 Daily
                                  Policy Years 1-15                                0.40%               0.40%
                                   Policy Years 16+                                0.10%               0.10%
---------------------------------------------------- ---------------------- -------------------- --------------------
ASSET-BASED ADMINISTRATIVE EXPENSE CHARGE                    Daily                 0.20%               0.20%
---------------------------------------------------------------------------------------------------------------------
MONTHLY DEDUCTION FROM POLICY VALUE
         Several of the charges below vary based on individual characteristics.
         The cost shown for these charges may not be representative of the charge you will pay. Ask for a Policy illustration or see your Policy for the charge applicable to you.

---------------------------------------------------- ---------------------- -------------------- --------------------
                                                            Monthly         Varies (1)           Varies (1)
BASE POLICY COST OF INSURANCE (Rate is per $1,000                           Minimum      <$0.01  Minimum     <$0.01
of net amount of insurance coverage)                                        Maximum   $1,000.00  Maximum  $1,000.00
                                                                            Example (7,8) $0.01  Example (7,8) $0.01
---------------------------------------------------- ---------------------- -------------------- --------------------
ADMINISTRATIVE CHARGE                                       Monthly               $108.00               NONE
---------------------------------------------------- ---------------------- -------------------- --------------------
ADMINISTRATIVE CHARGE PER $1,000 OF INITIAL OR              Monthly
INCREASED SPECIFIED AMOUNT (Rate is an amount per
$1,000 of initial or increase in Specified Amount
of insurance coverage)
     Issue Ages 20 - 44:        Years 1-5  /  6+                               $1.20 / $1.20        $1.20 / NONE
     Issue Ages 45 - 54:        Years 1-5  /  6+                               $0.96 / $0.96        $0.96 / NONE
     Issue Ages 55 - 64:        Years 1-5  /  6+                               $0.96 / $0.96        $0.60 / NONE
     Issue Ages 65+:            Years 1-5  /  6+                               $0.60 / $0.60         NONE / NONE
---------------------------------------------------------------------------------------------------------------------

                                      -4-

---------------------------------------------------- ---------------------- -------------------- --------------------
PERIODIC CHARGES
(other than Subaccount portfolio operating             When Deducted              Guaranteed            Current
expenses)                                                                      Maximum (annual)         (annual)
---------------------------------------------------- ---------------------- -------------------- --------------------
COST OF OPTIONAL FEATURES
---------------------------------------------------- ---------------------- -------------------- --------------------
   Estate Protection Rider  (Rate is per $1000 of            Monthly        Varies (2)           Varies (2)
   the rider benefit.)                                                      Minimum       $0.12  Minimum        $0.12
                                                                            Maximum    $1000.00  Maximum     $1000.00
                                                                            Example (7,8) $0.13  Example (7,8)  $0.13
---------------------------------------------------- ---------------------- -------------------- --------------------
   First-To-Die Term Insurance Rider (Rate is per            Monthly        Varies (2)           Varies (3)
   $1000 of the rider benefit.)                                             Minimum       $2.69  Minimum        $2.28
                                                                            Maximum    $1000.00  Maximum     $1000.00
                                                                            Example (7,8) $6.53  Example (7,8)  $5.52
---------------------------------------------------- ---------------------- -------------------- --------------------
   Second-To-Die Term Insurance Rider (Rate is per           Monthly        Varies (2)           Varies (4)
   $1000 of the rider benefit.)                                             Minimum      <$0.01  Minimum       <$0.01
                                                                            Maximum    $1000.00  Maximum     $1000.00
                                                                             Example(7,8)<$0.01  Example (7,8) <$0.01
---------------------------------------------------- ---------------------- -------------------- --------------------
   Level Term Rider for Covered Insureds (Rate is            Monthly        Varies (2)           Varies (5,7)
   per $1000 of the rider benefit.)                                         Minimum       $1.01  Minimum        $0.95
                                                                            Maximum    $1000.00  Maximum     $1000.00
                                                                            Example (8,9) $3.45  Example (8,9)  $3.24
---------------------------------------------------- ---------------------- -------------------- --------------------
   Disability Benefit Rider (Rate is per $100 of             Monthly        Varies (6)           Varies (6)
   the annual benefit.)                                                     Minimum       $3.59  Minimum        $3.59
                                                                            Maximum      $21.44  Maximum       $21.44
                                                                            Example(9)    $5.06  Example(9)     $5.06
---------------------------------------------------- ---------------------- -------------------- --------------------
   Terminal Illness Rider                                     N/A                No Cost              No Cost
---------------------------------------------------- ---------------------- -------------------- --------------------

Periodic Charges Table Footnotes:
(1) Rate varies by the combination of each insured's sex, issue age, risk class, specified amount and the length of time the Policy has been in force.
(2)  Rate varies by insured's sex, risk class and attained age.
(3) Rate varies by the combination of each insured's sex, risk class and attained age.
(4) Rate varies by the combination of each insured's sex, age and risk class at the time the rider is added to the Policy, and the length of time the rider has been in force.
(5) Rate varies by insured's sex and issue age at the time the rider is added to the Policy.
(6) Rate varies by insured's sex, age and risk class at the time the rider is added to the Policy.
(7) "Example" charges assume a male and female, best risk class, each age 45 when Policy is issued or rider is added to the Policy.
(8)  "Example" charges assume Policy is in its first Policy Year.
(9) "Example" charges assume an insured who is male, age 45, best risk class, at the time the rider is added to the Policy

         We currently do not assess a separate charge against our Separate Account or Fixed Account for any income taxes. We may, however, make such a charge in the future if income or gains within the Separate Account will incur any income tax liability, or if tax treatment of our Company changes.

         The next table describes interest rates charged on amounts borrowed from the Policy, net of credit for 3.5% effective annual yield interest rate.

--------------------------------------------------- ----------------------- -------------------- --------------------
                                                                                Guaranteed
NET INTEREST CHARGED ON LOANS                           When Deducted             Maximum               Current
--------------------------------------------------- ----------------------- -------------------- --------------------
                                                       Upon each Policy
LOAN ACCOUNT  (effective annual rates)                   anniversary.
        Regular Loans                                                              2.5%             2.0%
        Reduced Rate Loans  (available only after
                           the 10th Policy Year)                                   0.5%               0%
--------------------------------------------------- ----------------------- -------------------- --------------------

         PORTFOLIO COMPANY OPERATING EXPENSES (as of December 31, 2006)

         The next table shows the minimum and maximum total operating expenses charged by the portfolio companies, before any waivers or reductions, that you may pay periodically during the time that you own the contract, followed by a table showing additional information for each portfolio company. More detail concerning each portfolio company's fees and expenses is contained in the prospectus for each portfolio company.

---------------------------------------------------------------------------- -------------------- --------------------
TOTAL ANNUAL PORTFOLIO COMPANY OPERATING EXPENSES
     Expenses that are deducted from portfolio company assets, including             Minimum           Maximum
     management fees, distribution and/or service (12b-1) fees, and other expenses
------------------------------------------------------------------------------- ------------------ ------------------
Before any Waivers and Reductions                                                      0.14% (1)          1.86% (2)
------------------------------------------------------------------------------- ------------------ ------------------
After any Waivers and Reductions (explained in the footnotes to these tables)          0.14% (1)          1.86% (2)
------------------------------------------------------------------------------- ------------------ ------------------

(1) Vanguard VIF Equity Index Portfolio.
(2) Calvert CVS Social International Equity Portfolio.

-------------------------------------------------------------------------------------------------------------------------------
                                                                        Acquired
                                         Management                     Fund Fees     Total                    Total Expenses
Subaccount's underlying                 and Advisory   12b-1    Other      and      Portfolio  Waivers and   after waivers and
Portfolio Name                             Fees        Fees*    Fees    Expenses      Fees      Reductions   reductions if any
-------------------------------------------------------------------------------------------------------------------------------
AIM FUNDS(1)
-------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Financial Services - Series I      0.75%        -      0.37%     0.01%(2)     1.13%         -            1.13% (3)
-------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Global Health Care Fund -          0.75%        -      0.35%     0.01%(2      1.11%         -            1.11% (3) (4)
Series I
-------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Technology - Series I              0.75%        -      0.37%     0.00%(2      1.12%         -            1.12% (3)
-------------------------------------------------------------------------------------------------------------------------------
AMERITAS PORTFOLIOS  (5) (6)
-------------------------------------------------------------------------------------------------------------------------------
Ameritas Income & Growth                    0.675%       -      0.105%       -         0.78%         -            0.78% (7)
-------------------------------------------------------------------------------------------------------------------------------
Ameritas MidCap Growth                      0.85%        -      0.18%        -         1.03%       0.09%          0.94%
-------------------------------------------------------------------------------------------------------------------------------
Ameritas Small Capitalization               0.90%        -      0.27%        -         1.17%       0.17%          1.00%
-------------------------------------------------------------------------------------------------------------------------------
CALVERT PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
CVS Social Balanced                         0.70%        -      0.21%        -         0.91%         -            0.91% (7)
-------------------------------------------------------------------------------------------------------------------------------
CVS Social International Equity             1.10%        -      0.76%        -         1.86%         -            1.86% (7)
-------------------------------------------------------------------------------------------------------------------------------
CVS Social Mid Cap Growth                   0.90%        -      0.27%        -         1.17%         -            1.17% (7)
-------------------------------------------------------------------------------------------------------------------------------
CVS Social Small Cap Growth                 1.00%        -      0.44%        -         1.44%         -            1.44% (7)
-------------------------------------------------------------------------------------------------------------------------------
DWS SCUDDER
-------------------------------------------------------------------------------------------------------------------------------
DWS Equity 500 Index VIP - Class A          0.29%        -                             0.29%       0.01%          0.28% (8)(9)
-------------------------------------------------------------------------------------------------------------------------------
DWS Small Cap Index VIP - Class A           0.45%        -      0.05%        -         0.50%         -            0.50% (8)(10)
-------------------------------------------------------------------------------------------------------------------------------
FIDELITY (R)
-------------------------------------------------------------------------------------------------------------------------------
VIP Contrafund(R): Service Class            0.57%      0.10%    0.09%        -         0.76%         -            0.76% (11)
-------------------------------------------------------------------------------------------------------------------------------
VIP High Income: Service Class              0.57%      0.10%    0.14%        -         0.81%         -            0.81%
-------------------------------------------------------------------------------------------------------------------------------
VIP Investment Grade Bond: Initial Class    0.32%        -      0.12%        -         0.44%         -            0.44%
-------------------------------------------------------------------------------------------------------------------------------
VIP Mid Cap: Service Class                  0.57%      0.10%    0.11%        -         0.78%         -            0.78% (11)
-------------------------------------------------------------------------------------------------------------------------------
VIP Overseas: Initial Class                 0.72%        -      0.16%        -         0.88%         -            0.88% (11)
-------------------------------------------------------------------------------------------------------------------------------
NEUBERGER BERMAN
-------------------------------------------------------------------------------------------------------------------------------
AMT Balanced                                0.85%        -      0.34%        -         1.19%         -            1.19%
-------------------------------------------------------------------------------------------------------------------------------
AMT Guardian                                0.85%        -      0.16%        -         1.01%         -            1.01%
-------------------------------------------------------------------------------------------------------------------------------
AMT Lehman Brothers Short Duration Bond     0.65%        -      0.10%        -         0.75%         -            0.75%
-------------------------------------------------------------------------------------------------------------------------------
AMT Mid-Cap Growth                          0.83%        -      0.15%        -         0.98%         -            0.98%
-------------------------------------------------------------------------------------------------------------------------------
RYDEX
-------------------------------------------------------------------------------------------------------------------------------
Government Long Bond Advantage              0.50%        -      0.70%        -         1.20%         -            1.20%
-------------------------------------------------------------------------------------------------------------------------------
Inverse S&P 500                             0.90%        -      0.80%        -         1.70%         -            1.70%
-------------------------------------------------------------------------------------------------------------------------------
Nova                                        0.75%        -      0.73%        -         1.48%         -            1.48%
-------------------------------------------------------------------------------------------------------------------------------
OTC                                         0.75%        -      0.74%        -         1.49%         -            1.49%
-------------------------------------------------------------------------------------------------------------------------------
Precious Metals                             0.75%        -      0.74%        -         1.49%         -            1.49%
-------------------------------------------------------------------------------------------------------------------------------
THIRD AVENUE
-------------------------------------------------------------------------------------------------------------------------------
Third Avenue Value                          0.90%        -      0.27%        -         1.17%         -            1.17%
-------------------------------------------------------------------------------------------------------------------------------
VANGUARD
-------------------------------------------------------------------------------------------------------------------------------
VIF Diversified Value                       0.37%        -      0.03%        -         0.40%         -            0.40%
-------------------------------------------------------------------------------------------------------------------------------
VIF Equity Income                           0.25%        -      0.03%        -         0.28%         -            0.28%
-------------------------------------------------------------------------------------------------------------------------------
VIF Equity Index                            0.11%        -      0.03%        -         0.14%         -            0.14%
-------------------------------------------------------------------------------------------------------------------------------
VIF Growth                                  0.34%        -      0.04%        -         0.38%         -            0.38%
-------------------------------------------------------------------------------------------------------------------------------
VIF High Yield Bond                         0.20%        -      0.04%        -         0.24%         -            0.24%
-------------------------------------------------------------------------------------------------------------------------------
VIF International                           0.39%        -      0.05%        -         0.44%         -            0.44%
-------------------------------------------------------------------------------------------------------------------------------
VIF Mid-Cap Index                           0.20%        -      0.04%        -         0.24%         -            0.24%
-------------------------------------------------------------------------------------------------------------------------------
VIF Money Market                            0.12%        -      0.04%        -         0.15%         -            0.15%
-------------------------------------------------------------------------------------------------------------------------------
VIF REIT Index                              0.27%        -      0.04%        -         0.31%         -            0.31%
-------------------------------------------------------------------------------------------------------------------------------
VIF Small Company Growth                    0.35%        -      0.03%        -         0.38%         -            0.38%
-------------------------------------------------------------------------------------------------------------------------------
VIF Total Bond Market Index                 0.12%        -      0.04%        -         0.16%         -            0.16%
-------------------------------------------------------------------------------------------------------------------------------
VIF Total Stock Market Index                0.12%        -      0.04%        -         0.16%         -            0.16%
-------------------------------------------------------------------------------------------------------------------------------
WELLS FARGO (12)
-------------------------------------------------------------------------------------------------------------------------------
Advantage VT Discovery Fund                0.75% (13)  0.25%   0.23% (14)    -         1.23%       0.08%          1.15% (15)
-------------------------------------------------------------------------------------------------------------------------------
Advantage VT Opportunity Fund              0.72% (13)  0.25%     0.21% (14)  -          1.18%      0.11%          1.07% (15)
-------------------------------------------------------------------------------------------------------------------------------

(1) Except as otherwise noted, figures shown in the table are for the year ended December 31, 2006 and are expressed as a percentage of the Fund's average daily net assets. There is no guarantee that actual expenses will be the same as those shown in the table.

(2) Acquired Fund Fees and Expenses are not fees or expenses incurred by the fund directly but are expenses of the investment companies in which the fund invests. You incur these fees and expenses indirectly through the valuation of the fund's investment in those investment companies. As a result, the Total Expenses after Waivers and Reductions may exceed the fund's limit on Total Portfolio Fees, if any. The impact of the acquired fund fees and expense are included in the total returns of the fund.

(3) The Fund's advisor has contractually agreed to waive advisory fees and/or reimburse expenses of Series I shares to the extent necessary to limit Total Portfolio Fees of Series I shares to 1.30% of average daily net assets. The expense limitation agreement is in effect through at least April 30, 2008.

(4) Through April 30, 2008, the advisor has contractually agreed to waive a portion of its advisory fees to the extent necessary so that the advisory fees payable by the Fund does not exceed a specified maximum annual advisory fee rate, wherein the fee rate includes breakpoints and is based upon net asset levels. The Fund's maximum annual advisory fee rate ranges from 0.75% (for average net assets up to $250 million) to 0.68% (for average net assets over $10 billion).
(5) The portfolio Advisor (Calvert Asset Management Company, Inc.) has contractually agreed to limit annual portfolio operating expenses through April 30, 2008, as reflected above. Under the terms of the contractual expense limitation, operating expenses do not include interest expense, brokerage commissions, taxes and extraordinary expenses. Each portfolio has an expense offset arrangement with the custodian bank whereby the custodian's fees may be paid indirectly by credits on the portfolio's cash on deposit with the bank. These credits are used to reduce the Portfolio's expenses. Under those circumstances where the Advisor has provided to the Portfolio a contractual expense limitation, and to the extent any expense offset credits are earned, the Advisor may benefit from the expense offset arrangement and the Advisor's obligation under the contractual limitation may be reduced by the credits earned.
(6) Management fees for the Ameritas Portfolios include both the investment advisory fee and administrative service fee. The administrative service fee is 0.05% of the portfolio's average daily net assets.
(7) "Total Expenses reflect an indirect fee and fees before waivers. Indirect fees result from the portfolio's offset arrangement with the custodian bank whereby the custodian's fees may be paid indirectly by credits earned on the Portfolio's cash on deposit with the bank. These credits are used to reduce the Portfolio's expenses. Net operating expenses after reductions for fees paid indirectly and fee waivers would be as follows:
                  Ameritas Income & Growth                   0.77%
                  CVS Social Balanced                        0.90%
                  CVS Social Equity                          1.07%
                  CVS Social International Equity            1.79%
                  CVS Social Mid Cap Growth                  1.15%
                  CVS Social Small Cap Growth                1.37%
(8) Includes 0.10% administration fee.
(9) Pursuant to their respective agreements with DWS VIT Funds, the investment manager, the underwriter and the accounting agent have agreed, through April 30, 2009, to limit their fees and to reimburse other expenses to the extent necessary to limit total operating expenses to 0.28 for Class A.
(10) Pursuant to their respective agreements with DWS VIT Funds, the investment manager, the underwriter and the accounting agent have agreed, through September 30, 2007, to limit their fees and to reimburse other expenses to the extent necessary to limit total operating expenses to 0.48 for Class A.
(11) A portion of the brokerage commissions that the fund pays may be reimbursed and used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce the fund's custodian expenses. These offsets may be discontinued at any time. Including these reductions, the total operating expenses would have been as follows:
                           VIP Contrafund: Service Class              0.75%
                           VIP Mid Cap: Service Class                 0.76%
                           VIP Overseas: Initial Class                0.81%
(12) On May 25, 2004, Wells Fargo & Company entered into a purchase agreement with Strong Financial Corporation ("SFC") to acquire the assets of SFC and certain of its affiliates, including Strong Capital Management, Inc., the investment adviser to the Strong Family of Funds. Pursuant to the receipt of approval from the Strong Board, shareholders of the Strong Funds met and approved the reorganization of each Strong Fund into a Wells Fargo Fund on December 10 and December 22, 2004. Effective on or about April 11, 2005, the Investor Class and Advisor Class shares of the Strong Opportunity Fund II reorganized into the Wells Fargo Advantage VT Opportunity Fund; the Strong Discovery Fund II and Strong Mid Cap Growth Fund II reorganized into the Wells Fargo Advantage VT Discovery Fund.
(13) The Funds' investment adviser has implemented a breakpoint schedule for the Funds' management fees. The management fees charged to the Funds will decline as a Fund's assets grow and will continue to be based on a percentage of the Fund's average daily net assets. The breakpoint schedule for the Discovery and Opportunity Funds is as follows: 0.75% for assets from $0 to $499 million; 0.70% for assets from $500 million to $999 million; 0.65% for assets from $1 billion to $2.99 billion; 0.625% for assets from $3 billion to $4.99 billion; and 0.60% for assets $5 billion and higher.
(14) Other expenses may include expenses payable to affiliates of Wells Fargo & Company. Other expenses for the Opportunity and Discovery Funds are based on estimates for the current fiscal year.
(15) For the Opportunity and Discovery Funds, the adviser has committed through April 30, 2007 to waive fees and/ or reimburse expenses to the extent necessary to maintain the net operating expense ratios shown.

* Portfolios pay 12b-1 fees to us pursuant to Rule 12b-1 under the Investment Company Act of 1940, which allows investment companies to pay fees out of portfolio assets to those who sell and distribute portfolio shares. Some portfolios may also pay 0.05 to 0.25 percent of annual portfolio assets for our providing shareholder support and marketing services.

CHARGES EXPLAINED

         For Policies issued on a unisex basis in certain states or in certain cases, sex-distinct rates do not apply. Certain charges expressly permit you to designate the investment options from which the charge is to be deducted. If there are insufficient funds in such a designated investment option, and for all other charges deducted from total Policy value, charges are deducted pro-rata from your selected Subaccount and Fixed Account investment options.

         TRANSACTION FEES

o        Percent of Premium Charge
         We currently a percentage of each Policy premium payment we receive as a Percent of Premium Charge. This charge partially offsets premium taxes imposed by some States and local governments and federal taxes on certain capitalized acquisition expenses. We do not expect to profit from this charge.

o        Surrender Charge and Sales Load Charge
         The Policy has no surrender charges and no Sales Load Charge.

o        Partial Withdrawal Charge
         Upon a partial withdrawal from your Policy, we will deduct a Partial Withdrawal Charge. This fee will be deducted from the investment options and in the same allocation as your partial withdrawal allocation instruction; if that is not possible (due to insufficient value in one of the investment options you elect) or you have not given such instructions, we will deduct this fee on a pro-rata basis from balances in all Subaccounts and the Fixed Account. Taxes and tax penalties may apply.

o        Transfer Fee
         Currently, we do not impose a Transfer Fee. We may, however, charge a Transfer Fee for any transfer in excess of 15 transfers per Policy Year. This fee may be deducted from only Policy investment options you designate; if that is not possible (due to insufficient value in an investment option you elect) or you have not provided such instructions, we will deduct this fee on a pro-rata basis from balances in all Subaccounts and the Fixed Account.

         PERIODIC CHARGES:  MONTHLY DEDUCTIONS FROM POLICY VALUE

         The following charges are deducted from Policy value on each Policy Monthly Anniversary.

o        Cost of Insurance Charge
         The cost of insurance rate per $1,000 of net amount at risk cannot exceed the guaranteed cost of insurance rate that is set forth in the Policy. The maximum cost of insurance each month can be determined by using the guaranteed cost of insurance rate in the below formula for cost of insurance.

         The cost of insurance charge is for providing insurance protection under the Policy. Because the cost of insurance charge depends upon several variables, the cost for each Policy month can vary from month to month. The cost of insurance rate for the initial specified amount of insurance coverage varies by the insureds' sex, issue age, risk class, and the length of time the Policy has been in force. The cost of insurance rate for an increase in specified amount varies by the insureds' sex, age and risk class at the time of the increase, and the length of time the Policy has been in force since the increase. We may use current cost of insurance rates less than those shown in the Policy, and reserve the right to change them so long as they do not exceed the charges shown in the Policy. Changes will equally apply to similarly situated Policy owners and be based on changes in future expectations of factors such as investment earnings, mortality, persistency, and expenses. We expect a profit from this charge. Ask for a Policy illustration or see your Policy for these charges applicable to you.

The Cost of Insurance each month equals:
-    The "Net Amount at Risk" for the month;
     multiplied by
-    The cost of insurance rate per $1,000 of net amount at risk; divided by
-    $1,000.

The Net Amount at Risk in any month equals:
- The death benefit on the Policy Monthly Anniversary, discounted at the guaranteed rate of interest for the Fixed Account for one month; minus
- The Policy value on the Policy Monthly Anniversary after deducting the charge for any optional features selected and the administrative charges but not the cost of insurance charge.

         Administrative Charge
         The administrative charge partially compensates us for our costs in issuing and administering the Policy and operating the Separate Account. We do not anticipate making a profit from this charge.

o        Cost of Optional Features
         The cost for any optional features you select (sometimes called Policy "Riders") is also deducted monthly from Policy value. See the CHARGES section for information about the costs of these features, and refer to APPENDIX A for descriptions of these features. Optional features may not be available in all states.

         PERIODIC CHARGES: DAILY DEDUCTION FROM SEPARATE ACCOUNT ASSETS

         The following charges are applied daily to Separate Account assets in determining the daily Accumulation Unit value of each Subaccount.

o        Risk Charge
         The Risk Charge is for the mortality and expense risks we assume - that insureds may live for shorter periods of time than we estimate, and also compensates us for the Policy expense risks we assume. If this charge exceeds our actual costs to cover these risks, the excess goes to our general account. Conversely, if this charge is not enough, we bear the additional expense, not you. We expect a profit from this charge.

o        Asset-based Administrative Expense Charge
         This charge partially compensates us for our costs in issuing and administering the Policy and operating the Separate Account. We do not anticipate making a profit from this charge.

o        Portfolio Charges
         Each Subaccount's underlying portfolio has investment advisory expenses. These expenses, as of the end of each portfolio's last fiscal year, are stated in this prospectus' CHARGES section and described in more detail in each fund's prospectus. A portfolio's charges and expenses are not deducted from your Policy value. Instead, they are reflected in the daily value of portfolio shares which, in turn, will affect the daily Accumulation Unit value of the Subaccounts. These charges and expenses help to pay the portfolio's investment adviser and operating expenses.

INVESTMENT OPTIONS

         The Policy allows you to choose from a wide array of investment options
- each chosen for its potential to meet specific investment objectives.

         You may allocate all or a part of your premiums among the Separate Account variable investment options or the Fixed Account fixed interest rate option. Allocations must be in whole percentages and total 100%. The variable investment options, which invest in underlying portfolios, are listed and described in this section of this prospectus.

The value of your Policy will go up () or down () based on the investment performance of the variable investment options you choose. The investment results of each variable investment option are likely to differ significantly, and vary over time. They do not earn a fixed interest rate. Please consider carefully, and on a continuing basis, which investment options best suit your long-term investment objectives and risk tolerance.

         SEPARATE ACCOUNT VARIABLE INVESTMENT OPTIONS

         The Separate Account provides you with variable investment options in the form of underlying portfolio investments. Each underlying portfolio is an open-end investment management company. When you allocate investments to an underlying portfolio, those investments are placed in a Subaccount of the Separate Account corresponding to that portfolio, and the Subaccount in turn invests in the portfolio. The Policy value of your Policy depends directly on the investment performance of the portfolios that you select.

         The underlying portfolios in the Separate Account are NOT publicly traded mutual funds, and are NOT the same as publicly traded mutual funds with very similar names. The portfolios are only available as separate account investment options in life insurance or variable annuity policies issued by insurance companies, or through participation in certain qualified pension or retirement plans.
         Even if the investment options and policies of some underlying portfolios available under the Policy may be very similar to the investment objectives and policies of publicly traded mutual funds that may be managed by the same investment adviser, the investment performance and results of the portfolios available under the Policy may vary significantly from the investment results of such other publicly traded mutual funds.
         You should read the prospectuses for the underlying portfolios together with this prospectus for more information.

         The SEC does not supervise the management or the investment practices or policies of the Separate Account or us. Under Nebraska law, we own the Separate Account assets, but they are held separately from our other assets and are not charged with any liability or credited with any gain of business unrelated to the Separate Account. Any and all distributions made by the underlying portfolios, with respect to the shares held by the Separate Account, will be reinvested in additional shares at net asset value. We are responsible to you for meeting the obligations of the Policy, but we do not guarantee the investment performance of any of the variable investment options' underlying portfolios. We do not make any representations about their future performance.

           You bear the risk that the variable investment options you select may fail to meet their objectives, that they could
              decrease in value, and that you could lose principal.

         Each Subaccount underlying portfolio operates as a separate variable investment option, and the income or losses of one generally has no effect on the investment performance of any other. Complete descriptions of each variable investment option's investment objectives and restrictions and other material information related to an investment in the variable investment option are contained in the prospectuses for each of the series funds which accompany this prospectus.

         Each Subaccount's underlying portfolio operates as a separate investment fund, and the income or losses of one generally has no effect on the investment performance of any other. The Separate Account Subaccount underlying portfolios listed below are designed primarily as investments for variable annuity and variable life insurance policies issued by insurance companies. They are not publicly traded mutual funds available for direct purchase by you. There is no assurance the investment objectives will be met. This information is just a summary for each underlying portfolio. Complete descriptions of each variable investment option's investment objectives and restrictions and other material information related to an investment in the variable investment option are contained in the prospectuses for each of the series funds which accompany this prospectus. You should read the series fund prospectus for an underlying portfolio for more information about that portfolio.

------------------------------------------------ -----------------------------------------------------------------------
              Separate Account
                 Portfolio                                  Summary of Investment Strategy/Fund Type
------------------------------------------------ -----------------------------------------------------------------------
                   AIM FUNDS                               Offered through AIM Variable Insurance Funds
                                                                   Advised by AIM Advisors, Inc.
------------------------------------------------ --------------------------------------------------------------------
AIM V.I. Financial Services - Series I           Capital Growth.
------------------------------------------------ --------------------------------------------------------------------
AIM V.I. Global Health Care - Series I           Capital Growth.
------------------------------------------------ --------------------------------------------------------------------
AIM V.I. Technology - Series I                   Capital Growth.
------------------------------------------------ --------------------------------------------------------------------
       AMERITAS PORTFOLIOS - Subadvisor          Offered through Calvert Variable Series, Inc. Ameritas Portfolios*
                                                        Advised by Calvert Asset Management Company, Inc.
------------------------------------------------ --------------------------------------------------------------------
Ameritas Income & Growth - Fred Alger            Income and secondarily, growth.
Management, Inc. (Fred Alger)
------------------------------------------------ --------------------------------------------------------------------
Ameritas MidCap Growth - Fred Alger              Growth.
------------------------------------------------ --------------------------------------------------------------------
Ameritas Small Capitalization - Eagle Asset      Growth.
Management, Inc.
------------------------------------------------ --------------------------------------------------------------------
        CALVERT PORTFOLIOS - Subadvisor            Offered through Calvert Variable Series, Inc. Calvert Social
                                                                            Portfolios*
                                                        Advised by Calvert Asset Management Company, Inc.
------------------------------------------------ --------------------------------------------------------------------
CVS Social Balanced - Equity Portion: New        Income and Growth.
Amsterdam Partners LLC (New Amsterdam) and
SSgA Funds Management, Inc.; Fixed Income
Portion: no Subadvisor
------------------------------------------------ --------------------------------------------------------------------
CVS Social International Equity - Acadian        Growth.
Asset Management, Inc.
------------------------------------------------ --------------------------------------------------------------------
CVS Social Mid Cap Growth - New Amsterdam        Growth.
------------------------------------------------ --------------------------------------------------------------------
CVS Social Small Cap Growth - Bridgeway
Capital Management, Inc. (through March 8,
2007 the subadvisor was Renaissance Investment
Management)                                      Growth.
------------------------------------------------ --------------------------------------------------------------------
             DWS SCUDDER                                      Offered  through DWS Scudder investments VIT
                                                            Funds Advised by Deutsche Asset Management, Inc.
------------------------------------------------ --------------------------------------------------------------------
DWS Equity 500 Index VIP                         Match, before expenses, performance of the S&P 500 Index.
------------------------------------------------ --------------------------------------------------------------------
DWS Small Cap Index VIP                          Match, before expenses, performance of the Russell 2000 Index.
------------------------------------------------ --------------------------------------------------------------------
                   FIDELITY                                 Offered through Variable Insurance Products
                                                        Advised by Fidelity Management and Research Company
------------------------------------------------ --------------------------------------------------------------------
VIP Contrafund(R): Service Class                 Seeks long-term capital appreciation.
------------------------------------------------ --------------------------------------------------------------------
VIP High Income: Service Class                   Income and Growth.
------------------------------------------------ --------------------------------------------------------------------


                                      -10-

------------------------------------------------ -----------------------------------------------------------------------
              Separate Account
                 Portfolio                                  Summary of Investment Strategy/Fund Type
------------------------------------------------ -----------------------------------------------------------------------
VIP Investment Grade Bond: Initial Class         Bond.
------------------------------------------------ --------------------------------------------------------------------
VIP Mid Cap: Service Class                       Long-term growth.
------------------------------------------------ --------------------------------------------------------------------
VIP Overseas: Initial Class                      Seeks long-term growth.
------------------------------------------------ --------------------------------------------------------------------
         NEUBERGER BERMAN - Subadvisor              Offered through Neuberger Berman Advisers Management Trust
                                                            Advised by Neuberger Berman Management Inc.
------------------------------------------------ --------------------------------------------------------------------
AMT Balanced                                     Growth and reasonable current income without undue
                                                 risk to principal.
------------------------------------------------ --------------------------------------------------------------------
AMT Guardian                                     Long-term growth of capital; current income is a secondary goal.
------------------------------------------------ --------------------------------------------------------------------
AMT Lehman Brothers Short Duration Bond -        Bond.  Seeks highest available current income consistent with
(formerly, Limited Maturity Bond)                liquidity and low risk to principal.  Total return is secondary.
------------------------------------------------ --------------------------------------------------------------------
AMT Mid-Cap Growth                               Growth of capital.
------------------------------------------------ --------------------------------------------------------------------
                     RYDEX                                     Offered through Rydex Variable Trust
                                                                 Advised by Rydex Global Advisors.
------------------------------------------------ --------------------------------------------------------------------
Government Long Bond Advantage                   120% of the daily price movement of the Long Treasury Bond.
------------------------------------------------ --------------------------------------------------------------------
Inverse S&P 500                                  Investment results that inversely correlate to the performance of the S&P 500 Index.
------------------------------------------------ --------------------------------------------------------------------
Nova                                             150% of the daily performance of the S&P 500 Index
------------------------------------------------ --------------------------------------------------------------------
OTC                                              Match the performance of the NASDAQ 100 Index.
------------------------------------------------ --------------------------------------------------------------------
Precious Metals                                  Capital appreciation.  Invests in U.S. and foreign companies involved in the precious metals sector.
------------------------------------------------ --------------------------------------------------------------------
                 THIRD AVENUE                           Offered through Third Avenue Variable Series Trust
                                                              Advised by Third Avenue Management LLC
------------------------------------------------ --------------------------------------------------------------------
Third Avenue Value                               Value fund - long term capital appreciation.
------------------------------------------------ --------------------------------------------------------------------
              VANGUARD - Advisor                         Offered through Vanguard Variable Insurance Fund
------------------------------------------------ --------------------------------------------------------------------
VIF Diversified Value                            Growth and Income.
(Barrow, Hanley, Mewhinney & Strauss, Inc.)
------------------------------------------------ --------------------------------------------------------------------
VIF Equity Income
(Vanguard's Quantitative Equity Group and        Growth and Income.
Wellington Management Company, LLP)
------------------------------------------------ --------------------------------------------------------------------
VIF Equity Index                                 Growth and Income.  Match performance of a broad-based market
(Vanguard's Quantitative Equity Group)           index of stocks of large U.S. companies.
------------------------------------------------ --------------------------------------------------------------------
VIF Growth
(Alliance Capital Management L.P. and William    Growth.
Blair & Company, L.L.C.)
------------------------------------------------ --------------------------------------------------------------------
VIF High Yield Bond                              Income.  High-yield, higher-risk corporate "junk" bonds.
(Wellington Management Company, LLP)
------------------------------------------------ --------------------------------------------------------------------
VIF International
(Schroder Investment Management North America    Growth.
Inc. and Baillie Gifford Overseas Ltd)
------------------------------------------------ --------------------------------------------------------------------
VIF Mid-Cap Index                                Growth and Income.  Match performance of a broad-based market
(Vanguard's Quantitative Equity Group)           index of stocks of medium U.S. companies.
------------------------------------------------ --------------------------------------------------------------------
VIF Money Market                                 Money Market.
(Vanguard's Fixed Income Group)
------------------------------------------------ --------------------------------------------------------------------
VIF REIT Index                                   Income and Growth.
(Vanguard's Quantitative Equity Group)
------------------------------------------------ --------------------------------------------------------------------
VIF Small Company Growth
(Granahan Investment Management, Inc. and        Growth.
Grantham, Mayo, Van Otterloo & Co. LLC)
------------------------------------------------ --------------------------------------------------------------------
VIF Total Bond Market Index                      Match performance of a broad-based market index of publicly
(Vanguard's Fixed Income Group)                  traded, investment-grade bonds.
------------------------------------------------ --------------------------------------------------------------------
VIF Total Stock Market Index                     Growth and Income.  Match performance of Dow Jones Wilshire 5000
(Vanguard's Quantitative Equity Group)           Index.
------------------------------------------------ --------------------------------------------------------------------
                  WELLS FARGO                               Offered through Wells Fargo Variable Trust
                                                            Advised by Wells Fargo Funds Management, LLC
                                                             Sub-advised by - Wells Capital Management
------------------------------------------------ --------------------------------------------------------------------
Advantage VT Discovery Fund                      Long-term capital appreciation.
------------------------------------------------ --------------------------------------------------------------------
Advantage VT Opportunity Fund                    Long-term capital appreciation.
---------------------------------------------------------------------------------------------------------------------

* These funds and their investment adviser are part of the UNIFI Mutual Holding Company, the ultimate parent of Ameritas.

Adding, Deleting, or Substituting Variable Investment Options
         We do not control the Subaccounts' underlying portfolios, so we cannot guarantee that any of the portfolios will always be available. We retain the right to change the investments of the Separate Account, and to eliminate the shares of any Subaccount's underlying portfolio and substitute shares of another series fund portfolio. If the shares of the underlying portfolio are no longer available for investment or if, in our judgment, investment in the portfolio would be inappropriate in view of the purposes of the Separate Account, we will first notify you and receive any necessary SEC and state approval before making such a change.

         New Separate Account underlying portfolios may be added, or existing funds eliminated, when, in our sole discretion, conditions warrant a change. If a portfolio is eliminated, we will ask you to reallocate any amount in the eliminated portfolio. If you do not reallocate these amounts, we will automatically reinvest them in the Vanguard VIF Money Market Subaccount. If we make a portfolio substitution or change, we may change the Policy to reflect the substitution or change. Our Separate Account may be (i) operated as an investment management company or any other form permitted by law, (ii) deregistered with the SEC if registration is no longer required, or (iii) combined with one or more other separate accounts. To the extent permitted by law, we also may transfer assets of the Separate Account to other accounts.

o        Voting Rights
         As a Policy Owner, you may have voting rights in the portfolios whose shares underlie the Subaccounts in which you invest. You will receive proxy material, reports, and other materials relating to each underlying portfolio in which you have voting rights. If you send us written voting instructions, we will follow your instructions in voting the Portfolio shares attributable to your Policy. If you do not send us written instructions, we will vote those shares in the same proportions as we vote the shares for which we have received instructions from other Policy Owners. We will vote shares that we hold in the same proportions as we vote the shares for which we receive instructions from other Policy Owners. It is possible that a small number of Policy owners can determine the outcome of a voting proposal. The underlying portfolios may not hold routine annual shareholder meetings.

         FIXED ACCOUNT FIXED INTEREST RATE OPTION

         There is one fixed interest rate option ("Fixed Account"), where we bear the investment risk. We guarantee that you will earn a minimum interest rate that will yield at least 3.5% per year, compounded annually. We may declare a higher current interest rate. However, you bear the risk that we will not credit more interest than will yield the minimum guaranteed rate per year for the life of the Policy. We have sole discretion over how assets allocated to the Fixed Account are invested, and we bear the risk that those assets will perform better or worse than the amount of interest we have declared. The focus of this prospectus is to disclose the Separate Account aspects of the Policy. Refer to the Policy for additional details regarding the Fixed Account.

All amounts allocated to the Fixed Account become assets of our general account. Interest in the general account has not been registered with the SEC and is not subject to SEC regulation. Therefore, SEC staff have not reviewed the Fixed Account disclosures in this prospectus.

         TRANSFERS

         The Policy is designed for long-term investment. Excessive transfers such as those triggered by market timing services or other large or frequent transfers could harm other policy owners, annuitants, or beneficiaries by having a detrimental effect on investment portfolio management. In addition to the right of the Portfolio to impose redemption fees on short-term trading, we reserve the right to reject any specific premium allocation or transfer request, if in the judgment of a Subaccount's portfolio fund advisor, a Subaccount portfolio would be unable to invest effectively in accordance with its investment objectives and policies, or if Policy owners would otherwise potentially be adversely affected.

         Transferring money out of a Subaccount within 60 days of a purchase may be considered market timing. However, any portfolio fund advisor may establish its own standards, and each transaction may be evaluated on its own. Ultimately the portfolio fund advisor has the authority to make this determination.

         Subject to restrictions during the "right to examine period", you may transfer Policy value from one Subaccount to another, from the Separate Account to the Fixed Account, or from the Fixed Account to any Subaccount, subject to these rules:

         Transfer Rules:
          o A transfer is considered any single request to move assets between one or more investment options.
          o We must receive notice of the transfer - either Written Notice, an authorized telephone transaction, or by Internet when available. Transfer requests by facsimile, telephone, or Internet must be sent to us by 3:00 p.m. Central Time (2:30 p.m. for Rydex) for same day processing. Requests received later are processed on the next trading day. Fax requests must be sent to us at 402-467-7923. If requests are faxed elsewhere, we will process them as of the day they are received by our trading unit.
          o The transferred amount must be at least $250, or the entire Subaccount or Fixed Account value if it is less. (If the value remaining after a transfer will be less than $250 in a Subaccount or $100 in the Fixed Account, we will include that amount as part of the transfer.)
               - If the Dollar Cost Averaging systematic transfer program is used, then the minimum transfer amount out of a Subaccount or the Fixed Account is the lesser of $100 or the balance in the Subaccount or Fixed Account. Under this program, the maximum amount that may be transferred from the Fixed Account each month is 1/36th of the value of the Fixed Account at the time the Dollar Cost Averaging program is established. While a Dollar Cost Averaging program is in effect, elective transfers out of the Fixed Account are prohibited.
               - The Portfolio Rebalancing and Earnings Sweep systematic transfer programs have no minimum transfer limits.
          o We currently do not levy any charge for transfers. However, we reserve the right to limit free transfers to only the first 15 transfers each Policy Year. If we imposed this limit, subsequent transfers may result in a $10 charge for each transfer. See the CHARGES EXPLAINED section of this Prospectus for information about how this charge is applied. This fee is not subtracted from the amount of the transfer. Transfers under any systematic transfer program do count toward the 15 free transfer limit.
          o A transfer from the Fixed Account (except made pursuant to a systematic transfer program):
               -    may be made only once each Policy Year;
               -    may be delayed up to six months;
               -    is limited during any Policy Year to the greater of:
                    - 25% of the Fixed account value on the date of the transfer during that Policy Year;
                    - the greatest amount of any similar transfer out of the Fixed Account during the previous 13 months; or
                    -    $1,000.
          o We reserve the right to limit transfers, or to modify transfer privileges, and we reserve the right to change the transfer rules at any time. We, and most of our portfolio managers, consider market timing strategies, programmed transfers, or transfers that are large in relation to the total assets of an investment option's underlying portfolio as disruptive. For those fund managers who deem such activities disruptive, we may react by, among other things, restricting the availability of personal telephone requests, facsimile transmissions, automated telephone services, Internet services or any electronic transfer service. We may also refuse to act on transfer instructions of an agent acting under a power of attorney or otherwise who is acting on behalf of one or more Owners. In making these determinations, we may consider the combined transfer activity of annuity contracts and life insurance policies that we believe are under common ownership, control or direction. Certain fund managers, such as Rydex, may permit short-term trading within their portfolios and will have disclosed this practice in their prospectuses.
          o If the Policy value in any Subaccount falls below $250, we may transfer the remaining balance, without charge, to the Vanguard VIF Money Market Subaccount.
          o Rydex Subaccount transfers received later than 2:30 p.m. Central Time are processed the next Business Day.
          o In the event you authorize telephone or Internet transfers, we are not liable for telephone or Internet instructions that we in good faith believe you authorized. We will employ reasonable procedures to confirm that instructions are genuine.

         THIRD-PARTY SERVICES

         Where permitted and subject to our rules (including those Transfer Rules above regarding rejection of a transfer request), we may accept your authorization to have a third party (such as your sales representative or someone else you name) exercise transfers or investment allocations on your behalf. Third-party transfers and allocations are subject to the same rules as all other transfers and allocations. You can make this election on the application or by sending us Written Notice on a form provided by us. Please note that any person or entity you authorize to make transfers or allocations on your behalf, including any investment advisory, asset allocation, money management or timing service, does so independently from any agency relationship they may have with us for the sale of the Policies. They are accountable to you alone for such transfers or allocations. We are not responsible for such transfers or allocations on your behalf, or recommendations to you, by such third-party services. You should be aware that charges charged by such third parties for their service are separate from and in addition to charges paid under the Policy.

         DISRUPTIVE TRADING PRACTICES

         The Policy is not designed to serve as a vehicle for frequent trading in response to short-term fluctuations in the market. Such frequent trading, programmed transfers, or transfers that are large in relation to the total assets of a Subaccount's underlying portfolio can disrupt management of a Subaccount's underlying portfolio and raise expenses. This in turn can hurt performance of an affected Subaccount and therefore hurt your Policy's performance.

Organizations or individuals that use market timing investment strategies and make frequent or other disruptive transfers should not purchase the Policy, unless such transfers are limited to Subaccounts whose underlying portfolio prospectus specifically permits such transfers.

         Policy Owners should be aware that we are contractually obligated to provide Policy Owner transaction data relating to trading activities to the underlying funds on written request and, on receipt of written instructions from a fund, to restrict or prohibit further purchases of transfers by Policy Owners identified by an underlying fund as having engaged in transactions that violate the trading policies of the fund.

         We reserve the right to reject or restrict, in our sole discretion, transfers initiated by a market timing organization or individual or other party authorized to give transfer instructions. We further reserve the right to impose restrictions on transfers that we determine, in our sole discretion, will disadvantage or potentially hurt the rights or interests of other Policy Owners. Restrictions may include changing, suspending or terminating telephone, on-line and facsimile transfer privileges. We will enforce any Subaccount underlying portfolio manager's restrictions imposed upon transfers considered by the manager to be disruptive. Our disruptive trading procedures may vary from Subaccount to Subaccount, and may also vary due to differences in operational systems and contract provisions. However, any Subaccount restrictions will be uniformly applied.

         There is no assurance that the measures we take will be effective in preventing market timing or other excessive transfer activity. Our ability to detect and deter disruptive trading and to consistently apply our disruptive trading procedures may be limited by operational systems and technological limitations. Also, because other insurance companies and retirement plans may invest in Subaccount underlying portfolios, we cannot guarantee that Subaccount underlying portfolios will not suffer harm from disruptive trading within contracts issued by them. Certain Subaccount underlying portfolios, such as the Rydex Subaccounts, may permit short-term trading and will have disclosed this practice in their portfolio's prospectus.

         Excessive Transfers
         We reserve the right to restrict transfers if we determine you are engaging in a pattern of transfers that may disadvantage Policy Owners. In making this determination, we will consider, among other things:
          o    the total dollar amount being transferred;
          o    the number of transfers you make over a period of time;
          o whether your transfers follow a pattern designed to take advantage of short term market fluctuations, particularly within certain Subaccount underlying portfolios;
          o whether your transfers are part of a group of transfers made by a third party on behalf of individual Policy Owners in the group; and
          o the investment objectives and/or size of the Subaccount underlying portfolio.

         Third Party Traders
         We reserve the right to restrict transfers by any firm or any other third party authorized to initiate transfers on behalf of multiple Policy Owners if we determine such third party trader is engaging in a pattern of transfers that may disadvantage Policy Owners. In making this determination, we may, among other things:
          o    reject the transfer instructions of any agent acting under a power of attorney on behalf of more than one Policy Owner, or
          o    reject the transfer or exchange instructions of individual Policy
               Owners who have executed transfer forms which are submitted by market timing firms or other third parties on behalf of more than one Policy Owner.

We will notify affected Policy Owners before we limit transfers, modify transfer procedures or refuse to complete a transfer. Transfers made pursuant to participation in a dollar cost averaging, portfolio rebalancing, earnings sweep or asset allocation program are not subject to these rules. See the sections of the Prospectus describing those programs for the rules of each program.

SYSTEMATIC TRANSFER PROGRAMS

         Transfers under any systematic transfer program do count toward the 15 free transfer limit. We reserve the right to alter or terminate any systematic transfer program upon thirty days advance written notice. Only one systematic transfer program may be utilized at a time.

o        Dollar Cost Averaging Program
         Dollar Cost Averaging allows you to automatically transfer, on a periodic basis, a set dollar amount or percentage from the Vanguard Money Market Subaccount or the Fixed Account to any other Subaccount(s) or the Fixed Account. Requested percentages are converted to a dollar amount. You can begin Dollar Cost Averaging when you purchase the Policy or later. You can increase or decrease the amount or percentage of transfers or discontinue the program at any time. Dollar Cost Averaging is intended to limit loss by resulting in the purchase of more Accumulation Units when a portfolio's value is low, and fewer units when its value is high. However, there is no guarantee that such a program will result in a higher Policy value, protect against a loss, or otherwise achieve your investment goals.

         Dollar Cost Averaging Rules:
          o There is no additional charge for the Dollar Cost Averaging program.
          o We must receive notice of your election and any changed instruction - either by Written Notice, by telephone transaction instruction, or by Internet when available.
          o    Automatic transfers can only occur monthly.
          o The minimum transfer amount out of the Vanguard Money Market Subaccount or the Fixed Account is the lesser of $250 or the balance in the Subaccount or Fixed Account. Under this program, the maximum amount that may be transferred from the Fixed Account each month is 1/36th of the Fixed Account value at the time Dollar Cost Averaging is established. While a Dollar Cost Averaging program is in effect, elective transfers out of the Fixed Account are prohibited. There is no maximum transfer amount limitation applicable to any of the Subaccounts.
          o Dollar Cost Averaging program transfers cannot begin before the end of a Policy's "right to examine" period.
          o You may specify that transfers be made on the 1st through the 28th day of the month. Transfers will be made on the date you specify (or if that is not a Business Day, then on the next Business Day). If you do not select a date, the program will begin on the next Policy Month Anniversary following the date the Policy's "right to examine" period ends.
          o You can limit the number of transfers to be made, in which case the program will end when that number has been made. Otherwise, the program will terminate when the amount remaining in the Vanguard Money Market Subaccount or the Fixed Account is less than $100.
          o Dollar Cost Averaging is not available when the Portfolio Rebalancing Program is elected.

o        Portfolio Rebalancing Program
         The Portfolio Rebalancing program allows you to rebalance your Policy value among designated Subaccounts only as you instruct. You may change your rebalancing allocation instructions at any time. Any change will be effective when the next rebalancing occurs.

         Portfolio Rebalancing Program Rules:
          o There is no additional charge for the Portfolio Rebalancing program.
          o    The Fixed Account is excluded from this program.
          o You must request the rebalancing program, give us your rebalancing instructions, or request to end this program either by Written Notice, by telephone transaction instruction, or by Internet when available.
          o You may have rebalancing occur quarterly, semi-annually or annually.
          o Portfolio Rebalancing is not available when the Dollar Cost Averaging Program is elected.

o        Earnings Sweep Program
         The Earnings Sweep program allows you to rebalance your Policy value by automatically allocating earnings from your Subaccounts among designated investment options (Subaccounts or the Fixed Account), either based on your original Policy allocation of premiums or pursuant to new allocation instructions. You may change your Earnings Sweep program instructions at any time. Any change will be effective when the next sweep occurs.

         Earnings Sweep Program Rules:
          o    There is no additional charge for the Earnings Sweep program.
          o    The Fixed Account is included in this program.
          o You must request the Earnings Sweep program, give us your allocation instructions, or request to end this program either by Written Notice, by telephone transaction instruction, or by Internet when available.
          o You may have your earnings sweep quarterly, semi-annually or annually.

         MODEL ASSET ALLOCATION PROGRAM

         We may offer a model asset allocation program. However, you always have the ability to construct your own asset allocation plan from among the investment options available in your Policy. Model asset allocation programs are intended to match model risk tolerance and investment objectives with the investment options available in your Policy.

         To assist you in your selection of an asset allocation model, our Model Asset Allocation program uses the Morningstar Asset Allocator. This tool was developed by Morningstar Associates, LLC ("Morningstar") and is offered to you through a license agreement between Morningstar and our affiliate Ameritas Investment Corp. ("AIC"). The Model Asset Allocation program consists of five models, ranging from aggressive to conservative. Morningstar provides AIC with ongoing recommendations and monitoring of the portfolios that comprise the models.

         To participate in the asset allocation program:
          o AIC will serve as your investment adviser fiduciary for the program solely for purposes of development of the models and periodic updates to the models. You must give AIC your written consent and discretionary authority for AIC to give us instructions to allocate your premiums (or, for an existing Policy, Policy value) pursuant to the allocations of the model you select. AIC will also periodically instruct us to change your allocations consistent with any changes to the model made by AIC as recommended by Morningstar. AIC has no discretionary authority to execute any other transfers for your policy.
          o    You must complete the Asset Allocator Questionnaire.
          o You must allocate all of your Policy value to one asset allocation model. We must receive notice of your asset allocation model election either by written notice or Internet (when available) before we can begin a program for you. Only you can select which model is best for you. The Asset Allocator Questionnaire can be an aid, but neither it nor AIC will make this decision for you. You may wish to consult with your own financial professional to determine whether participation in the program is best for you, and if so, which model is most suitable.
          o Each calendar quarter we will automatically rebalance the Subaccount values to be consistent with the allocation percentages for the program model that you elected. Such rebalancing will be disclosed in quarterly statements to you. Performance of each model is updated daily on our website and is available upon request.
          o Annually, AIC will re-evaluate and may make changes to each investment level model based upon Morningstar's recommendations. When AIC updates the models, we will send you written notice of the updated models at least 30 days in advance of the date the updated models are to be effective. If you wish to accept the changes in your selected model, you will not need to take any action, as your Policy value and any subsequent premium will be reallocated automatically pursuant to the updated model. If you do not wish to accept the changes to your selected model, you can change to a different model or withdraw from the Morningstar Asset Allocator program.
          o If you are currently participating in a Morningstar Asset Allocator asset allocation model and you make changes to your allocations outside the model, you will not receive future notifications of model changes. You will then be considered as having withdrawn from the Morningstar Asset Allocator program and as having cancelled your relationship with AIC for purposes of implementing the program with your Policy.
          o AIC is compensated by us as principal underwriter for the Policies. We and AIC may also receive fees for administrative services from portfolios in the models. This additional compensation and related responsibilities may create conflicts of interest as AIC determines what portfolios should be in the models. However, we believe this risk is reduced or eliminated by contracting with Morningstar to independently evaluate and recommend the selection, allocation weighting, and periodic updates regarding portfolios in the models.

         There is no additional charge for selecting the Morningstar Asset Allocator program. Although asset allocation programs are intended to mitigate investment risk, there is still a risk that investing pursuant to a model will still lose value. For information about risks of participating in the Morningstar Asset Allocator program and more detail about the program, including more information about conflicts of interest, ask for a copy of this prospectus' Statement of Additional Information. More information about AIC's role as investment advisor for the program is available on AIC's Form ADV Part II which is delivered to you at the time you subscribe to the program. We may modify or discontinue the model asset allocation program at any time.

OTHER IMPORTANT POLICY INFORMATION

         POLICY APPLICATION AND ISSUANCE

         No insured can be under age 20 or over age 90 and at least one cannot be over age 85 (80 in New Jersey) on the insured's birthday nearest to the Policy Date. The minimum initial specified amount of life insurance is $100,000. To purchase a Policy, you must submit an application, at least the Initial Premium (see below), and provide evidence of the proposed insureds' insurability satisfactory to us. Before accepting an application, we conduct underwriting to determine insurability. We reserve the right to reject any application or premium. If we issue a Policy, insurance coverage will be effective as of the Policy Date.

Replacing an existing life insurance policy is not always your best choice. Evaluate any replacement carefully.

o        Application in Good Order

         All application questions must be answered, but particularly note these requirements:
          o The Owner's and insureds' full names, Social Security numbers (tax identification number for a business or trust Owner), dates of birth, and certain other required information must be included.
          o Your premium allocations must be complete, be in whole percentages, and total 100%.
          o    Initial Premium requirements must be met (see below).
          o Your signature and your agent's signature must be on the application.
          o City, state and date the application was signed must be completed.
          o You must provide all information required for us to underwrite your application (including health and medical information about the insureds, and other information we consider relevant).
          o    If you have one, please give us your e-mail address to facilitate receiving updated Policy information by electronic delivery.
          o    There may be forms in addition to the application required by law or regulation, especially when a replacement of other coverage is involved.
          o    Your agent must be both properly licensed and appointed with us.

o        Premium Requirements
         Your premium checks should be made payable to "Ameritas Life Insurance Corp." We may postpone crediting any payment made by check until the check has been honored by your bank. Payment by certified check, banker's draft, or cashier's check will be promptly applied. Under our electronic fund transfer program, you may select a monthly payment schedule for us to automatically deduct premiums from your bank account or other sources.

         Initial Premium
          o At least Minimum Premium times the number of months between the Policy Date and the date the Policy is issued plus one month.

         Additional Premiums
          o Payment of additional premiums is flexible, but must be enough to cover Policy charges.
          o If a premium increases the net amount of insurance coverage at risk, it is subject to evidence of the insureds' continued insurability and our underwriting requirements as to the amount of the increase.
          o Planned Periodic Premiums may be paid annually, semi-annually, quarterly, or monthly. You may change your Planned Periodic Premium, subject to our approval. Because Policy value can fluctuate depending upon the performance of your selected variable investment options, payment of your Planned Periodic Premiums does not guarantee that your Policy will remain in force. Your Policy can lapse even if you pay all Planned Periodic Premiums on time.
          o If there is a Policy loan, you should identify any payment intended to reduce a loan as a loan repayment; otherwise it will be treated as a premium and added to Policy value.
          o    Additional premiums are applied pursuant to your current
               allocation instructions, unless you give us different
               instructions by Written Notice or authorized telephone transaction when you make the payment.
          o We reserve the right to limit premiums or refund any values so the Policy qualifies as life insurance under the federal Internal Revenue Code.

o        Crediting and Allocating Premium
         You may allocate your premiums among the variable investment options and the Fixed Account fixed interest rate option. Initial allocations in your Policy application will be used for additional premiums until you change your allocation.
          o    Allocations must be in whole percentages, and total 100%.
          o You may change your allocation by sending us Written Notice or through an authorized telephone transaction. The change will apply to premiums received on or after the date we receive your Written Notice or authorized telephone transaction.

          o All premiums will be allocated pursuant to your instructions on record with us, except your initial premium and any additional premiums received during your Policy's "right to examine" period may be subject to special requirements.

         Until your Policy is issued, premium payments received by us are held in our general account and are credited with interest at a rate we determine.

         Once your application is in good order, we will credit initial net premium to the Policy on the date the Policy is issued. All premiums are allocated to the Vanguard VIF Money Market Subaccount until 13 days after the date the Policy is issued to accommodate state "Right to Examine" rights under the Policy. Then, we allocate your Policy value to the investment options according to your allocation instructions. However, where allowed, if you have allocated 100% to the Fixed Account, the initial net premium is allocated to the Fixed Account. In this instance, no further allocation will occur. If a Policy is not issued, we will return your premium.

         Until your Policy is issued, premium payments received by us are held in our general account and are credited with interest at a rate we determine.

         POLICY VALUE

         On your Policy's date of issue, Policy value equals your initial net premium (premium less the Percent of Premium Charge) less the Policy's first monthly deductions. On any Business Day thereafter, your total Policy value equals the sum of Policy value in the Separate Account variable investment options, the Fixed Account, and the Loan Account, minus any monthly deduction due and not paid.

o        Separate Account Value
         Premiums or transfers allocated to Subaccounts are accounted for in Accumulation Units. The Policy value held in the Separate Account Subaccounts on any Business Day is determined by multiplying each Subaccount's Accumulation Unit value by the number of Subaccount units allocated to the Policy. Each Subaccount's Accumulation Unit value is calculated at the end of each Business Day as follows:
     (a) the per share net asset value of the Subaccount's underlying portfolio as of the end of the current Business Day plus any dividend or capital gain distribution declared and unpaid by the underlying portfolio during that Business Day, times the number of shares held by the Subaccount, before the purchase or redemption of any shares on that date; minus
     (b) the daily mortality and expense risk charge; and this result divided by
     (c) the total number of Accumulation Units held in the Subaccount on the Business Day before the purchase or redemption of any Accumulation Units on that day.

         When transactions are made to or from a Subaccount, the actual dollar amounts are converted to Accumulation Units. The number of Accumulation Units for a transaction is equal to the dollar amount of the transaction divided by the Accumulation Unit value on the Business Day the transaction is made.

         An investment in money market funds is neither insured nor guaranteed by the U.S. Government. There can be no assurance that the funds will be able to maintain a stable net asset value of $1.00 per share.

o        Fixed Account Value
         The Policy value of the Fixed Account on any Business Day equals:
          (a) the Policy value of the Fixed Account at the end of the preceding Policy month; plus
          (b) any net premiums credited to the Fixed Account since the end of the previous Policy month; plus
          (c) any transfers from the Subaccounts to the Fixed Account since the end of the previous Policy month;
               plus
          (d) any transfers from the Loan Account to the Fixed Account since the end of the previous Policy month, minus
          (e) any transfers from the Fixed Account to the Loan Account since the end of the previous Policy month; minus
          (f) any transfers and transfer fee from the Fixed Account to the Subaccounts since the end of the previous Policy month; minus
          (g) any partial withdrawal and partial withdrawal charge taken from the Fixed Account since the end of the previous Policy month; minus
          (h) the Fixed Account's share of any monthly deductions from Policy value; minus
          (i)  the Fixed Account's share of charges for any optional features;
               plus
          (j) interest credited on the Fixed Account balance since the end of the previous Policy month.

         MISSTATEMENT OF AGE OR SEX

         If the age or sex of either insured or any person insured by a Policy rider has been misstated on the application, the Policy death benefit and any additional benefits provided will be those which would be purchased by the most recent cost of insurance charges and the cost of such additional benefits at the insured person's correct age or sex.

         SUICIDE

         We will pay the greater of the premiums received or Policy value, less any partial withdrawals and indebtedness, if an insured, while sane or insane, commits suicide within two years (one year in Colorado and North Dakota) after the date the Policy was issued (and in Missouri, the insured intended suicide at the time coverage was applied for). We will pay the greater of the monthly deductions for an increase in specified amount of insurance coverage or Policy value attributable to such an increase if an insured, while sane or insane, commits suicide within two years (one year in Colorado and North Dakota) after the effective date of any increase (and in Missouri, the insured intended suicide at the time the increase was applied for). Optional feature riders to the Policy may have separate suicide provisions.

         INCONTESTABILITY

         We will not contest the validity of the Policy after it has been in force during the insureds' lifetimes for two years from the date the Policy was issued or for two years from the date of any reinstatement. We will not contest the validity of an increase in the specified amount of insurance coverage after the Policy has been in force during the insureds' lifetime for two years from the effective date of any increase. Any contest of an increase in the specified amount of insurance coverage will be based on the application for that increase. Optional benefit riders to the Policy may have separate incontestability provisions.

         TELEPHONE TRANSACTIONS

Telephone Transactions Permitted
o    Transfers among investment options.
o    Establish systematic transfer programs.
o    Change premium allocations.

How to Authorize Telephone Transactions
o Upon your authorization on the Policy application or in Written Notice to us, you, your registered representative or a third person named by you may do telephone transactions on your behalf. You bear the risk of the accuracy of any designated person's instructions to us.

Telephone Transaction Rules
o Must be received by close of the New York Stock Exchange ("NYSE") (usually 3 p.m. Central Time); if later, the transaction will be processed the next day the NYSE is open. Rydex Subaccount transactions must be received by 2:30 p.m. Central time for same day processing.
o    Calls will be recorded for your protection.
o For security, you or your authorized designee must provide your Social Security number and/or other identification information.
o    May be discontinued at any time as to some or all Owners. o

We are not liable for following telephone transaction instructions we reasonably believe to be genuine.

         LAPSE AND GRACE PERIOD

o        Lapse

         Because Policy value can fluctuate depending upon the performance of your selected variable investment options, your Policy can lapse, even if you pay all Planned Periodic Premiums on time.

         This Policy will lapse with no value when Policy cash surrender value is not enough to cover any due but unpaid charges. However, this Policy will not lapse for a guaranteed period if the Guaranteed Death Benefit is in effect. This Policy also will not lapse during a grace period as long as sufficient premium is paid by the end of the grace period to prevent lapse.

           Lapse of the Policy may result in adverse tax consequences.

o        Guaranteed Death Benefit

         We guarantee the Policy will not lapse during its first five Policy Years so long as the Minimum Premium, less partial withdrawals and outstanding loan and loan interest, is paid, even if the Cash Surrender Value is not enough to pay Policy charges due. This feature may be modified or not available in all states.

         If you meet the Guaranteed Death Benefit Premium requirements and the following rules, we further guarantee the Policy will not lapse during the Guaranteed Death Benefit Period (stated in your Policy's Schedule page; this period varies depending upon your age at Policy issue), even if the Cash Surrender Value is not enough to pay Policy charges due but unpaid.
          o If the Policy does lapse, the Guaranteed Death Benefit ends and is not reinstated even if the underlying Policy is reinstated after a grace period;
          o Increases in specified amount of insurance will be reflected in the Guaranteed Death Benefit Premium requirement from the effective date of the change; and
          o Policy premiums paid to date, minus partial withdrawals since the Policy Date, and minus outstanding Policy loans and loan interest charged, must meet or exceed the cumulative Guaranteed Death Benefit Premium required to date.

o        Grace Period

         If your Policy lapses, we allow you a 61-day grace period to make a premium payment in order to continue the Policy. The grace period begins on the date we mail a notice of the premium necessary to keep this Policy in force. We will mail this notice to you at your current address on record with us and to any assignee on record. Insurance coverage continues during the grace period, but the Policy has no value for purposes of Policy loans, surrenders or transfers. If sufficient premium is not paid by the end of the grace period, the Policy will terminate without value as of the first day of the grace period. If the insured dies during the grace period, we will deduct outstanding Policy debt due but not paid from the death benefit proceeds payable.

         REINSTATEMENT

         If the Policy lapses because a grace period ended without a sufficient payment being made, you may reinstate it within three years of the date of lapse. To reinstate, we must receive:
          o    Written application signed by you and both insureds;
          o Evidence of both insureds' insurability satisfactory to us, and the insurability of any insured covered under an optional benefit rider;
          o    Premium at least equal to the greater of:
               (1) An amount sufficient to bring the Cash Surrender Value after the first Monthly Deduction to an amount greater than zero; or
               (2)  Three times the current Policy Month's monthly deductions.
          o Repayment or reinstatement of any outstanding Policy loan, together with unpaid loan interest from the date of lapse.

         The effective date of reinstatement will be the Policy Monthly Anniversary date on or next following the date the reinstatement is approved.

         The specified amount of the reinstated Policy may not exceed the specified amount at the time of lapse. The Policy value on the effective date of reinstatement will equal the Policy value as of the date of lapse.

         The Policy cannot be reinstated once it has been fully surrendered.

         DELAY OF PAYMENTS OR TRANSFERS

         We will usually pay any amounts from the Separate Account requested as a partial withdrawal or cash surrender within seven days after we receive your Written Notice. We can postpone such payments or any transfers out of a Subaccount if: (i) the NYSE is closed for other than customary weekend and holiday closings; (ii) trading on the NYSE is restricted; (iii) an emergency exists as determined by the SEC, as a result of which it is not reasonably practical to dispose of securities, or not reasonably practical to determine the value of the net assets of the Separate Account; or (iv) the SEC permits delay for the protection of security holders. The applicable rules of the SEC will govern as to whether the conditions in (iii) or (iv) exist.

         We may defer payments of a full or partial surrender from the Fixed Account for up to six months from the date we receive your Written Notice requesting the surrender.

         BENEFICIARY

         You may change your beneficiary by sending Written Notice to us, unless the named beneficiary is irrevocable. Once we record and acknowledge the change, it is effective as of the date you signed the Written Notice. The change will not apply to any payments made or other action taken by us before recording. If the named beneficiary is irrevocable, you may change the named beneficiary only by Written Notice signed by both you and the beneficiary. If more than one named beneficiary is designated, and you fail to specify their interest, they will share equally.

         If the named beneficiary dies before you, then your estate is the beneficiary until you name a new beneficiary.

         The interest of any beneficiary is subject to that of any assignee.

         MINOR OWNER OR BENEFICIARY

         Generally (and except as provided for in some states) a minor may not own the Policy solely in the minor's name and cannot receive payments directly as a Policy beneficiary. Contrary to common belief, in most States parental status does not automatically give parents the power to provide an adequate release to us to make beneficiary payments to the parent for the minor's benefit. A minor can "own" a Policy through the trustee of a trust established for the minor's benefit, or through the minor's named and court appointed guardian, who owns the Policy in his or her capacity as trustee or guardian. Where a minor is a named beneficiary, we are able to pay the minor's beneficiary payments to the minor's trustee or guardian. Some States allow us to make such payments up to a limited amount directly to parents. Parents seeking to have a minor's interest made payable to them for the minor's benefit are encouraged to check with their local court to determine the process to be appointed as the minor's guardian; it is often a very simple process that can be accomplished without the assistance of an attorney. If there is no adult representative able to give us an adequate release for payment of the minor's beneficiary interest, we will retain the minor's interest on deposit until the minor attains the age of majority.

         POLICY CHANGES

         Any change to your Policy is only effective if on a form acceptable to us, and then only once it is received at our Service Center and recorded on our records. Information on how to contact us to determine what information is needed and where you can get various forms for Policy changes is shown on this prospectus' first two pages and last page.

         "FREE LOOK" RIGHTS

         Most States give you a limited period of time within which you can cancel your Policy, usually called a "right to examine" or "free look" period. The amount we will refund if you cancel during this period varies, but will always be at least the amount required by the State whose law governs your Policy. The specific terms of your State's "free look" requirements are on the front page of your Policy.

         OPTIONAL FEATURES

         Subject to certain requirements, one or more of the optional insurance benefits described in APPENDIX A may be added to your Policy by rider. The cost of any optional insurance benefit will be deducted monthly from Policy value as stated in this prospectus' CHARGES section.

         LEGAL PROCEEDINGS

         As of the date of this Prospectus, there are no proceedings affecting the Separate Account, or that are material in relation to our total assets.

         HOW TO GET FINANCIAL STATEMENTS

         Our financial statements are included in a Statement of Additional Information ("SAI"). For information on how to obtain copies of these financial statements, at no charge, see the STATEMENT OF ADDITIONAL INFORMATION; REGISTRATION STATEMENT provision on the last page of this prospectus.

POLICY DISTRIBUTIONS

         The principle purpose of the Policy is to provide a death benefit upon the last insured's death, but before then you may also borrow against the Policy's Cash Surrender Value, take a partial withdrawal, or fully surrender it for its Cash Surrender Value. Tax penalties may apply to amounts taken out of your Policy.

         DEATH BENEFIT
         Upon the last insureds' death, we will pay to the Policy beneficiary:
          (a) the death benefit on the last insured's life under the death benefit option in effect; plus
          (b) any additional life insurance proceeds provided by any optional benefit or rider; minus
          (c)  any outstanding Policy debt; minus
          (d) any due and unpaid Policy charges, including deductions for the month of death.

         We will pay the death benefit after we receive Due Proof of Death of the last insured's death and as soon thereafter as we have sufficient information about the beneficiary to make the payment. Death benefits may be paid pursuant to a payment option to the extent allowed by applicable law and any settlement agreement in effect at the insured's death. If neither you nor the beneficiary makes a payment option election within 60 days of our receipt of Due Proof of Death, we will issue a lump-sum payment to the beneficiary.

A death benefit is payable upon:
        -    Your Policy being in force;
        -    Our receipt of Due Proof of Death of the last Insured;
        - Our receipt of sufficient beneficiary information to make the payment; and
        -    Your election of a payment option.
"Due Proof of Death" is generally a certified copy of a death certificate, a certified copy of a decree of a court of competent jurisdiction as to the finding of death, or any other proof satisfactory to us.


o        Death Benefit Options
         You may choose one of two death benefit options. Option A is in effect unless you elect Option B.

Death Benefit Option A
     If you prefer to have favorable investment performance, if any, reflected in higher Policy value rather than increased insurance coverage, you should generally select Option A.
     Under Option A, the death benefit is the greater of:
     (a) the specified amount of insurance coverage on the last insured's date of death; or
     (b) the Policy value on the date of the last death multiplied times the corridor percentage for the youngest insured (see below).

Death Benefit Option B
     If you prefer to have favorable investment performance, if any, reflected in increased insurance coverage rather than higher Policy value, you should generally select Option B.
     Under Option B, the death benefit is the greater of:
     (a) the specified amount of insurance coverage on the last insured's date of death plus the Policy value; or
     (b) the Policy value on the date of the last death multiplied times the corridor percentage for the youngest insured (see below).

         ------------- ------------ ----------- ----------- ----------- ----------- ----------- -----------
         Attained Age  Corridor %   Attained    Corridor %  Attained    Corridor %  Attained    Corridor %
                                       Age                     Age                     Age
         ------------- ------------ ----------- ----------- ----------- ----------- ----------- -----------
             0-40         250%
              41          243%          51         178%         61         128%         71         113%
              42          236%          52         171%         62         126%         72         111%
              43          229%          53         164%         63         124%         73         109%
              44          222%          54         157%         64         122%         74         107%
              45          215%          55         150%         65         120%       75-90        105%
              46          209%          56         146%         66         119%         91         104%
              47          203%          57         142%         67         118%         92         103%
              48          197%          58         138%         68         117%         93         102%
              49          191%          59         134%         69         116%        94+         101%
              50          185%          60         130%         70         115%
         ------------- ------------ ----------- ----------- ----------- ----------- ----------- -----------


Changes in Death Benefit Option
         After the first Policy Year, you may change your Policy's death benefit option.

Changes in Death Benefit Option Rules
o    Your request for a change must be by Written Notice.
o You can only change your Policy death benefit option once each Policy Year. The change will be effective on the Policy Monthly Anniversary after we receive your request.
o    There is no fee to change your Policy death benefit option.
o Changing from Option A to Option B: The specified amount is decreased by an amount equal to the total Policy value as of the date of the change.
o Changing from Option B to Option A: The specified amount of insurance will equal the death benefit on the date of the change.

         The change is only allowed if the new specified amount of insurance meets the requirements set forth in the Change in Specified Amount of Insurance Coverage section, below.

o        Change in Specified Amount of Insurance Coverage
         You may change the current specified amount of insurance coverage by Written Notice on a form provided by us, and subject to our approval. A change could have federal tax consequences (see this Prospectus' TAX MATTERS section). Any change will take effect on the Policy Monthly Anniversary on or after the date we receive your Written Notice.

INCREASE () in Coverage Rules
o    No increase is allowed in the first Policy Year.
o Both insureds' ages on the previous Policy Anniversary must be 85 or younger.
o A new application, evidence of insurability, and additional premium for the amount of the increase may be required.
o Minimum amount of an increase in specified amount of insurance coverage is $50,000.
o Cost of insurance charges for the increase will be based upon the insureds' attained ages and underwriting classes at the time of the increase.
o Ongoing additional premium may be required to maintain your Policy's Guaranteed Death Benefit Premium requirements. (See this Prospectus' OTHER IMPORTANT POLICY INFORMATION: LAPSE AND GRACE PERIOD - Guaranteed Death Benefit provision.)
o Additional premium may be required if Policy value at the time of the increase, minus outstanding Policy debt, is less than an amount equal to 12 times what the current monthly deductions from Policy value will be reflecting the increase in specified amount of insurance coverage.

DECREASE () in Coverage Rules
o No decrease is allowed in the first Policy Year nor during the first 12 Policy Months following an increase in specified amount of insurance coverage except for a decrease which is the result of a partial withdrawal.
o    The specified amount of coverage after the decrease must be at least
     $100,000.
o We may limit any requested decrease to the amount necessary to keep the Policy in compliance with maximum premium limits under federal tax law.
o For purposes of determining the new Cost of Insurance charge, the decrease will reduce the specified amount of insurance coverage by first reducing the specified amount provided by the most recent increase, then the next most recent increase successively, and finally the Policy's initial specified amount of insurance coverage.
o A decrease will not lower the Guaranteed Death Benefit Premium in effect at the time of the decrease.

         NO MATURITY DATE

         This Policy does not have a maturity date. However, some States do not allow us to collect cost of insurance charges after you attain age 100. In those States, your Policy's specified amount is reduced to $1,000 upon your attained age 100.

         POLICY LOANS

         If you ask, your sales representative or we may be able to provide you with illustrations giving examples of how a loan might affect Policy value, Cash Surrender Value and death benefit. Any loan transaction will permanently affect Policy values. Surrender or lapse of a Policy while a loan is outstanding could result in significant tax consequences.

Standard  Policy Loan.  After the first  Policy Year,  you may  Standard   Policy  Loan.   Current  net  annual  loan
borrow  not less than  $200 and up to an  amount  equal to the  interest  rate of 2%: we  charge a  current  interest
Cash Surrender  Value,  minus  guaranteed  monthly  deductions  rate with a 5.5% effective  annual yield  (guaranteed from  Policy  value  for the rest of the  Policy  Year,  minus  to not exceed  6%),  but we also  credit an  interest interest on Policy debt  including the  requested  loan to the  rate with an  effective  annual  yield of 3.5% to any
next Policy anniversary.                                        amounts in the Loan Account.
--------------------------------------------------------------- ------------------------------------------------------
Reduced  Rate  Policy  Loan.  Available  after the 10th Policy  Reduced  Rate  Policy  Loan.  Current net annual loan
Year.  Amount eligible is limited to Policy  earnings  (Policy  interest  rate of 0%: we  charge a  current  interest
value   exceeding  the  amount  of  premiums  paid  minus  any  rate with a 3.5% effective  annual yield  (guaranteed previous partial  withdrawals,  minus any outstanding  Reduced  to not exceed  4%),  but we also  credit an  interest
Rate Policy Loan);  but,  cannot exceed the maximum  available  rate with an  effective  annual  yield of 3.5% to any loan amount.  Any Standard Policy Loan  outstanding at the end  amounts in the Loan Account.
of the 10th Policy Year and  thereafter  will become a Reduced
Rate  Policy  Loan up to the  eligible  amount from that point forward.  Once a loan is  categorized as a Reduced Rate Policy
Loan, it will continue to be charged the reduced loan rate.


Loan Rules
o    The Policy must be assigned to us as sole security for the loan.
o We will accept a loan request signed by you on our form of Written Notice by mail or facsimile.
o We will transfer all loan amounts from the Subaccounts and the Fixed Account to a Loan Account. The amounts will be transferred on a pro rata basis, unless you instruct us otherwise. If the value of an investment option after a transfer pursuant to your instructions is less than $100, the amounts will be transferred on a pro rata basis.
o Loan interest is due on each Policy Anniversary. If the interest is not paid when due, we will transfer an amount equal to the unpaid loan interest from only Policy investment options you designate; if that is not possible (due to insufficient value in an investment option you elect) or you have not provided such instructions, we will deduct loan interest on a pro-rata basis from balances in all Subaccounts and the Fixed Account.
o If Policy debt exceeds Policy value minus accrued expenses and charges, you must pay the excess or your Policy will lapse.
o All or part of a loan may be repaid at any time while the Policy is in force. We will deduct the amount of the loan repayment from the Loan Account and allocate that amount among the Subaccounts and the Fixed Account in the same percentages as net premium is allocated on the date of repayment. We will treat any amounts you pay us as a premium unless you specify that it is a loan repayment.
o The death benefit will be reduced by the amount of any loan outstanding and unpaid loan interest on the date of the insured's death.
o We may defer making a loan for up to six months unless the loan is to pay premiums to us.

         FULL SURRENDER

         While the insureds are alive, you may terminate the Policy for its Cash Surrender Value. Following a full surrender, all your rights in the Policy end, and the Policy may not be reinstated.

         Full Surrender Rules
          o We will accept a full surrender request signed by you on our form of Written Notice by mail or facsimile. However, when accepting a request by a method not requiring an original signature, there is a greater possibility that unauthorized persons can manipulate your signature and make changes on your Policy (including withdrawals) without your knowledge.
          o Surrenders may be taxable, and a 10% federal tax penalty on gains may apply prior to age 59 1/2. See the TAX MATTERS section of this prospectus for more information.
          o We may defer surrender payments from the Fixed Account for up to six months from the date we receive your request.

         PARTIAL WITHDRAWAL

         While an insured is alive, you may withdraw part of the Policy value. The amount requested and any partial withdrawal charge will usually be deducted from the Policy value on the date we receive your request if received before 3 p.m. Central Time. Such a reduction will impact the net Policy funding used to determine if the Guaranteed Death Benefit remains in effect.

         If Death Benefit Option A (described above) is in effect, then the current specified amount of insurance coverage as well as Policy value will be reduced by the amount of any partial withdrawal.

         If Death Benefit Option B (described above) is in effect, the Policy value will be reduced by the amount of the partial surrender, but the specified amount of insurance coverage will not change.

Partial Surrender Rules
o We will accept a partial withdrawal request signed by you on our form of Written Notice by mail or facsimile.
o The applicable Partial Withdrawal Charge is described in your Policy and the CHARGES EXPLAINED section of this Prospectus.
o The minimum partial withdrawal amount is $500; the maximum is an amount such that remaining Cash Surrender Value is at least $1,000 or an amount sufficient to maintain the Policy in force for the next 12 months, and the specified amount of insurance coverage after the withdrawal must be at least $100,000
o    A partial withdrawal is irrevocable.
o For tax purposes, partial withdrawals are treated as made first from premiums paid and then from earnings, beginning with the most recent premium payment, unless the Policy is a modified endowment contract.
o Partial withdrawals will be deducted from your Policy investment options on a pro rata basis, unless you instruct us otherwise. If the value of an investment option after a withdrawal pursuant to your instructions is less than $100, the amounts will be deducted on a pro rata basis.
o Partial withdrawals result in cancellation of Accumulation Units from each applicable Subaccount.
o We reserve the right to defer withdrawal payments from the Fixed Account for up to six months from the date we receive your request.
o Partial withdrawals may change the Minimum Premium and Guaranteed Death Benefit Premium requirements. You may request a new illustration of policy values from us to demonstrate these changes.
o Depending upon the circumstances, a partial withdrawal may have tax consequences.

         PAYMENT OF POLICY PROCEEDS

         A primary function of a life insurance policy is to provide payment options for payment of Policy proceeds in a way that best benefits the payee. Policy proceeds are payable upon the insured's death, a full surrender or partial withdrawal of Policy value, or upon any other benefit where certain proceeds are payable. You may elect to have Policy proceeds paid under one of several payment options or as a lump sum. If another option is not chosen within 60 days of the date we receive satisfactory proof of the last insured's death, we will make payment in a lump sum to the beneficiary.

         Rules for Payment of Policy Proceeds
          o You, or your beneficiary after your death if you are the insured, may elect a payment option by completing an election form that can be requested from us at any time.
          o Payees must be individuals who receive payments in their own behalf unless otherwise agreed to by us.
          o An association, corporation, partnership or fiduciary can only receive a lump sum payment or a payment under a fixed period payment option (Death Benefit Option C).
          o Any payment option chosen will be effective when we acknowledge it.
          o We may require proof of your age or survival or the age or survival of the payee.
          o We reserve the right to pay the proceeds in one lump sum when the amount is less than $5,000, or when the payment option chosen would result in periodic payments of less than $100. If any payment would be or becomes less than $100, we also have the right to change the frequency of payments to an interval that will result in payments of at least $100. In no event will we make payments under a payment option less frequently than annually.
          o No payee may commute, encumber or alienate any proceeds under this Policy before they are due. No proceeds are subject to attachment for any debt or obligation of any payee.
          o When the last payee dies, we will pay to the estate of that payee any amount on deposit, or the then present value of any remaining guaranteed payments under a fixed payment option.

         Payments under the payment options are fixed payments based on a fixed rate of interest at or higher than the minimum effective annual rate which is guaranteed to yield 3.5% on an annual basis. Proceeds to fund payments are transferred to our general account and are no longer a part of the Separate Account. We have sole discretion whether or not to pay a higher interest rate for payment options A, B, C, D or E (see below). Current single premium immediate annuity rates for options D or E are used if higher than the guaranteed amounts (guaranteed amounts are based upon the tables contained in the Policy). Current interest rates, and further information, may be obtained from us. The amount of each fixed annuity payment is set and begins on the date payment of Policy proceeds is to begin, and does not change.

o        Selecting a Payment Option

         Once fixed payments under a payment option begin, they cannot be changed. (We may allow the beneficiary to transfer amounts applied under options A to C to options D to F after the date payment of Policy proceeds begins. However, we reserve the right to discontinue this practice.)

The longer the guaranteed or projected payment option period, the lower the amount of each payment.

         Note: If you elect payment options D or E and select a non-guaranteed period, it is possible that only one annuity payment would be made under the payment option if the person whose life the payment is based upon (the "measuring life") dies before the due date of the second payment, only two payments would be made if the "measuring life" died before the due date of the third payment, etc.

         The payment options for receiving Policy proceeds are:

A. Interest Payment. We will pay interest each month at a rate determined by us on the amount retained.

B. Payments for a Fixed Amount. Proceeds are paid in equal monthly installments until proceeds, with interest, have been fully paid. The total annual payment must be at least 5% of the amount retained.

C. Payments for a Fixed Period. Proceeds are paid in equal monthly installments for the specified period chosen not to exceed 20 years. Monthly incomes for each $1,000 of proceeds, which include interest, are illustrated by a table in the Policy.

D. Lifetime Income. Proceeds are paid as equal monthly installments based on the life of a named person, and continue for the lifetime of that person. Variations provide for guaranteed payments for a period of time or a lump sum refund.

E. Joint and Last Survivor Lifetime Income. Proceeds are paid as equal monthly installments during the joint lives of two individuals and until the last of them dies. Variations provide for a reduced amount of payment during the lifetime of the surviving person.

F.   Lump Sum. Proceeds are paid in one sum.

         In most cases, when death benefit proceeds are paid in a lump sum, we will pay the death benefit proceeds by establishing an interest bearing account for the beneficiary, in the amount of the death benefit proceeds payable. The same interest rate schedule and other account terms will apply to all beneficiary accounts in place at any given time. We will send the beneficiary a checkbook within 7 days after we receive all the required documents, and the beneficiary will have immediate access to the account simply by writing a check for all or any part of the amount of the death benefit proceeds payable. The account is part of our general account. It is not a bank account and it is not insured by the FDIC or any other government agency. As part of our general account, it is subject to the claims of our creditors. We receive a benefit from all amounts left in the general account.

TAX MATTERS

         The following is only general information about federal tax law and is not intended as tax advice to any individual. Tax laws affecting the Policy are complex, may change and are affected by your facts and circumstances. We cannot guarantee the tax treatment of the Policy or any transaction involving the Policy. You should consult your own tax adviser as to how these general rules and any applicable taxes will apply to you if you purchase a Policy.

         LIFE INSURANCE QUALIFICATION; TAX TREATMENT OF DEATH BENEFIT

         The Internal Revenue Code, as amended (the "Code") defines a life insurance contract for federal income tax purposes. This definition can be met if an insurance contract satisfies either one of two tests set forth in that section. The Code and related regulations do not directly address the manner in which these tests should be applied to certain features of the Policy. Thus, there is some uncertainty about how those tests apply to the Policy.

         Nevertheless, we believe the Policy qualifies as a life insurance contract for federal tax purposes, so that:
          o the death benefit should be fully excludable from the beneficiary's gross income; and
          o you should not be considered in constructive receipt of the Cash Surrender Value, including any increases in Cash Surrender Value, unless and until it is distributed from the Policy. However, Congress has recently enacted new statutory provisions relating to employer owned life insurance. The death benefit of life insurance owned by an employer is taxable unless the insured is a certain class of employee and has been given notice and has consented to coverage on his life. Specific statutory requirements must be satisfied for the death benefit of employer owned life insurance to be excluded from taxable income. Any employer contemplating the purchase of life insurance contract should consult a tax advisor.

         We reserve the right to make such changes in the Policy as we deem necessary to assure it qualifies as a life insurance contract under the Code and continues to provide the tax benefits of such qualification.

         Modified Endowment Contracts. The Code establishes a class of life insurance contracts designated as modified endowment contracts. The Code rules governing whether a Policy will be treated as a modified endowment contract are extremely complex. In general, a Policy is a modified endowment contract if the accumulated premium payments made at any time during the first seven Policy Years exceed the sum of the net level premium payments which would have been paid on or before such time if the policy provided for paid-up future benefits after the payment of seven level annual premiums. A Policy may also become a modified endowment contract because of a material change. The determination of whether a Policy is a modified endowment contract after a material change generally depends upon the relationship of the Policy's death benefit and Policy value at the time of such change and the additional premium payments made in the seven years following the material change. A Policy may also become a modified endowment contract if the death benefit is reduced.

This Policy's flexibility and how you tailor it to meet your needs could cause it to be a modified endowment contract. We recommend you consult with a tax adviser to determine if desired Policy transactions may cause such treatment. When a premium payment is credited which we believe causes the Policy to become a modified endowment contract, we will notify you and offer you the opportunity to request a refund of that premium in order to avoid such treatment. You have 30 days after receiving such a notice to request the refund.

         A Policy issued in exchange for a modified endowment contract is subject to tax treatment as a modified endowment contract. However, we believe that a Policy issued in exchange for a life insurance policy that is not a modified endowment contract will generally not be treated as a modified endowment contract if the death benefit of the Policy is greater than or equal to the death benefit of the Policy being exchanged. The payment of any premiums at the time of or after the exchange may, however, cause the Policy to become a modified endowment contract. You may, of course, choose to not make additional payments in order to prevent a Policy from being treated as a modified endowment contract.

         SPECIAL CONSIDERATIONS FOR CORPORATIONS

         Premium paid by a business for a life insurance Policy is not deductible as a business expense or otherwise if the business is directly or indirectly a beneficiary of the Policy. For purposes of the alternative minimum tax

("AMT") that may be imposed on corporations, the death benefit from the Policy, even though excluded from gross income for normal tax purposes, is included in "adjusted current earnings" for AMT purposes. In addition, although increases to the Policy's cash surrender value are generally excluded from gross income for normal income tax purposes, such increases are included in adjusted current earnings for income tax purposes. In recent years, Congress has adopted new rules relating to corporate owned life insurance. Any business contemplating the purchase of a new life insurance contract or a change in an existing contract should consult a tax advisor.

         TAX TREATMENT OF LOANS AND OTHER DISTRIBUTIONS

         Upon a surrender or lapse of the Policy, if the amount received plus any outstanding Policy debt exceeds the total cost basis in the Policy, the excess will generally be treated as ordinary income subject to tax, regardless of whether a Policy is or is not a modified endowment contract. However, the tax consequences of distributions from, and loans taken from or secured by, a Policy depend on whether the Policy is classified as a modified endowment contract.

"Cost Basis in the Policy" means:
- the total of any premium payments or other consideration paid for the Policy, minus
-   any withdrawals previously recovered that were not taxable.

Distributions from Policies Classified as Modified Endowment Contracts are subject to the following tax rules:
1) All distributions, including surrenders and partial withdrawals, are treated as ordinary income subject to tax up to the amount equal to the excess (if any) of the Policy value immediately before the distribution over the cost basis in the Policy at such time.
2) Loans from or secured by the Policy are treated as distributions and taxed accordingly. If you do not repay loan interest, the loan interest itself is treated as a distribution.
3) A 10% additional income tax is imposed on the portion of any distribution from, or loan taken from or secured by, the Policy that is included in income except where the distribution or loan is made on or after the Owner attains age 59 1/2, is attributable to the Owner's becoming disabled, or is part of a series of substantially equal periodic payments for the life (or life expectancy) of the Owner or the joint lives (or joint life expectancies) of the Owner and the Owner's beneficiary.

Distributions from Policies Not Classified as Modified Endowment Contracts are generally treated as first recovering the cost basis in the Policy and then, only after the return of all such cost basis in the Policy, as distributing taxable income. An exception to this general rule occurs in the case of a decrease in the Policy's death benefit or any other change that reduces benefits under the Policy in the first 15 years after the Policy is issued and that results in a cash distribution to the Owner in order for the Policy to continue complying with the Code's definition of life insurance. Such a cash distribution will be taxed in whole or in part as ordinary income (to the extent of any gain in the Policy).

         Loans from, or secured by, a Policy that is not a modified endowment contract are not treated as distributions. However, it is possible that reduced rate loans could be treated as distributions rather than loans.

         Distributions (including upon surrender) and loans from, or secured by, a Policy that is not a modified endowment contract are not subject to the 10% additional income tax rule. If a Policy which is not now but later becomes a modified endowment contract, then any distributions made from the Policy within two years prior to the change will become taxable pursuant to modified endowment contract rules.

         OTHER POLICY OWNER TAX MATTERS

         Depending on the circumstances, the exchange of a Policy, a change in the Policy's death benefit option, a Policy loan, a partial or full surrender, a lapse, a change in ownership, or an assignment of the Policy may have federal income tax consequences. In addition, federal, state and local transfer and other tax consequences of ownership or receipt of distributions from a Policy depends on the circumstances of each Owner or beneficiary.

         Interest paid on Policy loans generally is not tax deductible.

         Aggregation of modified endowment contracts. Pre-death distributions (including a loan, partial surrender, collateral assignment or full surrender) from a Policy that is treated as a modified endowment contract may require a special aggregation to determine the amount of income recognized on the Policy. If we or any of our affiliates issue more than one modified endowment contract to the same Policy Owner within any 12-month period, then for purposes of measuring the income on the Policy with respect to a distribution from any of those Policies, the income for all those Policies will be aggregated and attributed to that distribution.

         Federal and state estate, inheritance and other tax consequences of ownership or receipt of proceeds under the Policy depend upon your or the beneficiary's individual circumstance.

         Diversification requirements. Investments of the Separate Account must be "adequately diversified" for the Policy to qualify as a life insurance contract under the Code. Any failure to comply with diversification requirements could subject you to immediate taxation on the incremental increases in Policy value plus the cost of insurance protection for the year. However, we believe the Policy complies fully with such requirements.

         Owner control. The Treasury Department stated that it anticipates the issuance of regulations or rulings prescribing the circumstances in which your control of the investments of the Separate Account may cause you, rather than us, to be treated as the owner of the assets in the Separate Account. To date, no such regulations or guidance has been issued. If you are considered the Owner of the assets of the Separate Account, income and gains from the Separate Account would be included in your gross income.

         The ownership rights under the Policy are similar to, but different in certain respects from, those described by the IRS in rulings in which it determined that owners were not owners of separate account assets. For example, you have additional flexibility in allocating Policy premium and Policy values. These differences could result in you being treated as the owner of a pro rata share of the assets of the Separate Account. In addition, we do not know what standards will be set forth in the regulations or rulings which the Treasury may issue. We therefore reserve the right to modify the Policy as necessary to attempt to prevent you from being considered the Owner of the assets of the Separate Account.

         Tax-advantaged arrangements. The Policy may be used in various arrangements, including non-qualified deferred compensation or salary continuance plans, split dollar insurance plans, executive bonus plans, tax exempt and nonexempt welfare benefit plans, retiree medical benefit plans and others. The tax consequences of such plans may vary depending on the particular facts and circumstances of each individual arrangement. If you are contemplating the use of the Policy in any arrangement the value of which depends in part on its tax consequences, you should be sure to consult a qualified tax advisor regarding the tax attributes of the particular arrangement and the suitability of this Policy for the arrangement.

APPENDIX A: Optional Features

         This Appendix is intended to provide only a very brief overview of additional benefits available to be added to your Policy by rider. Some of these features are only available at the time the Policy is issued, and may not be added later. For more information, contact your registered representative or us. Certain riders may not be available in all States. The cost for each rider, if any, is explained in the CHARGES section.

     Estate Protection Rider. This rider provides a specified amount of insurance to the Beneficiary upon receipt of Satisfactory Proof of Death of both Insureds during the first four Policy Years.

     First-To-Die Term Insurance Rider. This rider provides a specified amount of insurance to the Beneficiary upon receipt of Satisfactory Proof of Death of either of the two Insureds.

     Second-To-Die Term Insurance Rider. This rider provides a specified amount of insurance to the Beneficiary upon receipt of Satisfactory Proof of Death of both Insureds.

     Level Term Rider for Covered Insureds. This rider provides a specified amount of insurance to the Beneficiary upon receipt of Satisfactory Proof of Death of the Covered Insured, as identified. The rider may be purchased on either Insured or on an individual other than the Insureds.

     Disability Benefit Rider. This rider provides for the payment by us of a disability benefit in the form of premiums while the Insured is disabled. The benefit amount may be chosen by the Policy Owner at the issue of the rider. In addition, while the Insured is totally disabled, the Cost of Insurance for the rider will not be deducted from Accumulation Value. The rider may be purchased on either or both Insureds.

     Terminal Illness Rider. This Rider provides for the ability to accelerate the death benefit to be a living benefit to withdraw value from the Policy, as defined in the Rider, in the event of diagnosis of a terminal illness. There is no additional cost for this Rider. The total value available as a benefit is an amount less than the total death benefit payable under the Policy.

DEFINED TERMS

Accumulation Units are an accounting unit of measure used to calculate the Policy value allocated to Subaccounts of the Separate Account. It is similar to a share of a mutual fund. The Policy describes how Accumulation Units are calculated.

Business Day is each day that the New York Stock Exchange is open for trading.

Cash Surrender Value is the total Policy value less outstanding loans and loan interest, and less any due but unpaid Policy charges.

Fixed Account is an account that credits a fixed rate of interest guaranteed by us and is not affected by the experience of the variable investment options of the Separate Account. The Fixed Account is part of our general account.

Guaranteed Death Benefit is the initial specified amount of insurance guaranteed for the first five Policy Years so long as Minimum Premium is paid, and any other longer period provided by an optional Guaranteed Death Benefit Rider.

Loan Account is an account we maintain for your Policy if you have a Policy loan outstanding. The Loan Account is credited with interest and is not affected by the experience of the variable investment options of the Separate Account. The Loan Account is part of our general account.

Owner, You, Your is you -- the person(s) or legal entity who may exercise all rights and privileges under the Policy. If there are joint Owners, the signatures of both Owners are needed to exercise rights under the Policy.

Policy Date is the effective date for Policy coverage. It is usually, but need not be, the same as the date the Policy is issued.

Policy Year/Month/Anniversary are measured from respective anniversary dates of the Policy Date of your Policy.

Premium
   Guaranteed Death Benefit Premium is the amount of premium which, if paid in advance, will keep your Policy in force during any guaranteed death benefit period so long as other Policy provisions are met, even if the Cash Surrender Value is zero or less.
   Minimum Premium is the amount of premium which, if paid monthly in advance, will keep your Policy in force for the first five Policy Years, even if the Cash Surrender Value is zero or less.
   Planned Periodic Premium is a schedule of equal premiums payable at fixed intervals chosen by you, the Owner. You need not follow this schedule, nor will following it ensure that the Policy will remain in force unless the payments meet the requirements of the Minimum Premium or Guaranteed Death Benefit Premium.

Subaccount is a variable investment option division within the Separate Account for which Accumulation Units are separately maintained. Each Subaccount corresponds to a single, underlying, non-publicly traded portfolio issued through a series fund.

Valuation Period is the period commencing at the close of business of the New York Stock Exchange on each Business Day and ending at the close of business on the next succeeding Business Day.

We, Us, Our, Ameritas, ALIC - Ameritas Life Insurance Corp.

Written Notice or Request -- Written notice, signed by you, in good order, on a form approved by or acceptable to us, that gives us the information we require and is received at Ameritas, Service Center, P.O. Box 81889, Lincoln, NE 68501 (or 5900 "O" Street, Lincoln, NE 68510), fax 1-402-467-7335. Call us if you have questions about what form or information is required. When notice is permitted and sent to us by facsimile, we have the right to implement the request if the copied or facsimile signature appears to be a copy of a your genuine original signature.

                                    THANK YOU
            for reviewing this Prospectus. You should also review the
             series fund prospectuses for those Subaccount variable
               investment option underlying portfolios you wish to
                                     select.

                             IF YOU HAVE QUESTIONS,

 for marketing assistance or other product questions prior to issue(without charge), call us at:
                          Ameritas Life Insurance Corp.
                            Telephone: 1-800-255-9678

                   for all other matters, write or call us at:
                          Ameritas Life Insurance Corp.
                                 Service Center
                                 P.O. Box 81889
                             Lincoln, Nebraska 68501
                                       or
                                 5900 "O" Street
                             Lincoln, Nebraska 68510
                            Telephone: 1-800-255-9678
                               Fax: 1-402-467-7335
                 Interfund Transfer Request Fax: 1-402-467-7923
                           Email: direct@ameritas.com

                           REMEMBER, THE CORRECT FORM
is important for us to accurately process your Policy elections and changes. Many can be found in the "on-line services" section of our Web Site. Or, call us at our toll-free number and we will send you the form you need.

ILLUSTRATIONS

       Illustrations are tools that can help demonstrate how the Policy operates, given the Policy's charges, investment options and any optional features selected, how you plan to accumulate or access Policy value over time, and assumed rates of return. Illustrations may also be able to assist you in comparing the Policy's death benefits, Cash Surrender Values and Policy values with those of other variable life insurance policies based upon the same or similar assumptions. You may ask your sales representative or us (at our toll-free telephone number) to provide an illustration, without charge, based upon your specific situation.

         STATEMENT OF ADDITIONAL INFORMATION; REGISTRATION STATEMENT

     A Statement of Additional Information ("SAI") and other information about us and the Policy with the same date as this prospectus is on file with the SEC and is incorporated into this prospectus by reference. For a free copy, access it on the SEC's Web site (www.sec.gov, select "Search for Company Filings," then "Companies," then type in file number 333-76359), or write or call us. This information can also be reviewed and copies made at or ordered (for a fee) from the SEC's Public Reference Room, 100 F Street, NW, Washington, D.C. 20549-0102. Direct questions to the SEC at 202-551-8090.

       REPORTS TO YOU

       We will send you a statement at least annually showing your Policy's death benefit, Policy value and any outstanding Policy loan balance. We will also confirm Policy loans, Subaccount transfers, lapses, surrender, partial withdrawals, and other Policy transactions as they occur. You will receive such additional periodic reports as may be required by the SEC.

(C) Ameritas Life Insurance Corp.

                       Ameritas Life Insurance Corp. Logo
                                          A UNIFI Company

LLSVUL                     Last Page    SEC Registration #: 811-08868, 333-76359

Statement of Additional Information:  May 1, 2007
to accompany Policy Prospectuses dated:  May 1, 2007
                                              Ameritas Life Insurance Corp. Logo
                                                                 A UNIFI Company
LOW-LOAD VARIABLE LIFE
INSURANCE POLICIES offered through
AMERITAS LIFE INSURANCE CORP.
SEPARATE ACCOUNT LLVL



TABLE OF CONTENTS                       Page

About Our Company                         1

Underwriter                               2
Distribution of the Policy
More Information on Charges
         Waiver of Certain Charges
         Underwriting Procedure

Distribution of Materials                 3
Advertising
Performance Data

Morningstar Asset Allocator Program       4

Financial Statements                      5

Contacting Us. To answer your questions or to send additional premium, contact your sales representative or write or call us at:

                                  Ameritas Life
                                 Insurance Corp.
                                 Service Center
                                 P.O. Box 81889
                             Lincoln, Nebraska 68501
                                       Or
                                 5900 "O" Street
                             Lincoln, Nebraska 68510
                            Telephone: 1-800-255-9678
                               Fax: 1-402-467-7725
                             www.ameritasdirect.com

Express mail packages should be sent to our street address, not our P.O. Box address.

         This Statement of Additional Information is not a prospectus. It contains information in addition to that set forth in the Policy prospectus and should be read together with the prospectus. The Policy prospectus may be obtained from our Service Center by writing us at P.O. Box 81889, Lincoln, Nebraska 68501, by e-mailing us or accessing it through our Web site at www.ameritasdirect.com, or by calling us at 1-800-225-9678. Defined terms used in the current prospectus for the Policies are incorporated in this Statement.

         ABOUT OUR COMPANY

         Ameritas Life Insurance Corp. Separate Account LLVL was established as a separate investment account of Ameritas Life Insurance Corp. ("we, us, our, Ameritas") on August 24, 1994. The Separate Account is registered with the Securities and Exchange Commission ("SEC") as a unit investment trust. We issue the Policy described in this prospectus and are responsible for providing each Policy's insurance benefits. We are a stock life insurance company - Nebraska's first life insurance company - organized under the laws of the State of Nebraska in 1887. We are an indirect wholly-owned subsidiary of UNIFI Mutual Holding Company ("UNIFI"), which is also the ultimate parent company of Acacia Life Insurance Company, a District of Columbia domiciled company chartered by an Act of the United States Congress in 1869, and The Union Central Life Insurance Company, an Ohio stock life insurance company organized under the laws of the State of Ohio in 1867.

         We are engaged in the business of issuing life and health insurance and annuities throughout the United States (except New York). Through our Ameritas Direct division, we specialize in low-load life insurance and no-load annuity products, offered directly to investors and through fee-based professionals. The UNIFI companies are a diversified family of financial services businesses offering the above listed products and services as well as mutual funds and other investments, financial planning, retirement plans and 401(k) plans, group dental and vision insurance, banking and public financing.

ALIC Separate Account LLVL        SAI: 1     Statement of Additional Information

UNDERWRITER

         The Policies are offered continuously and are distributed by Ameritas Investment Corp. ("AIC"), 5900 "O" Street, Lincoln, Nebraska 68510. We are the majority owner of AIC. AIC enters into contracts with various broker-dealers ("Distributors") to distribute the Policies.

                                                                       -------------- --------------- ---------------
                                                                YEAR:      2004            2005            2006
---------------------------------------------------------------------- -------------- --------------- ---------------
Variable life insurance compensation we paid to AIC that was paid to       $66,867         $68,474         $33,187
other broker-dealers and representatives (not kept by AIC).
---------------------------------------------------------------------- -------------- --------------- ---------------
Variable life insurance compensation earned and kept by AIC.                  $45               0               0
---------------------------------------------------------------------- -------------- --------------- ---------------
Fees we paid to AIC for variable life insurance Principal                  $15,270          $1,807            $991
Underwriter services.
---------------------------------------------------------------------- -------------- --------------- ---------------


         DISTRIBUTION OF THE POLICY

         Our underwriter, AIC, enters into contracts with various broker-dealers ("Distributors") to distribute Policies. These Distributors are registered with the SEC and are members of the NASD. All persons selling the Policy must be registered representatives of the Distributors, and must also be licensed as insurance agents to sell variable insurance products. There is no premium load to cover sales and distribution expenses. All compensation or expense reimbursement received by AIC for serving as principal underwriter of the Policies will be paid by us from our other assets or surplus in our general account, which may include profits derived from other charges made under the Policies. Policies can be purchased directly from us through our direct consumer services, with salaried employees who are registered representatives of AIC and who will not receive compensation related to the purchase.

     o Low-Load Survivorship Variable Universal Life: During the first Policy Year, compensation may equal an amount up to 15% of first year target premium paid plus the first year cost of any riders and 2% of excess first year premium.

     o Low-Load Variable Life: During the first Policy Year, compensation may equal an amount up to 9% of first year target premium paid plus the first year cost of any riders and 2% of excess first year premium. In years thereafter, we may pay the broker-dealer asset-based compensation at an annualized rate of 0.1% per Policy Year of the net Cash Surrender Value.

         Compensation arrangements may vary among broker-dealers. We may also pay other distribution expenses such as production incentive bonuses. These distribution expenses do not result in any additional charges under the Policy other than those described in this prospectus' CHARGES section.

         MORE INFORMATION ON CHARGES

o        Waiver of Certain Charges
         When the Policy is sold in a manner that results in savings of sales or administrative expenses, we reserve the right to waive all or part of any fee we charge under the Policy (excluding charges charged by the portfolios). Factors we consider include one or more of the following: size and type of group to whom the Policy is issued; amount of expected premiums; relationship with us (employee of us or an affiliated company, receiving distributions or making transfers from other policies we or one of our affiliates issue, or transferring amounts held under qualified retirement plans we or one of our affiliates sponsor); type and frequency of administrative and sales services provided; or level of annual maintenance fee and withdrawal charges. Any fee waiver will not discriminate unfairly against protected classes of individuals and will be done according to our rules in effect at the time the Policy is issued. We reserve the right to change these rules. The right to waive any charges may be subject to State approval.

                                     SAI:2

o        Underwriting Procedure
         The Policy's cost of insurance depends upon the insured's sex, issue age, risk class, and length of time the Policy has been in force. The rates will vary depending upon tobacco use and other risk factors. Guaranteed cost of insurance rates are based on the insured's attained age and are equal to the 1980 Insurance Commissioners Standard Ordinary Male and Female Mortality Tables without smoker distinction. The maximum rates for the table-rated substandard insureds are based on a multiple (shown in the schedule pages of the Policy) of the above rates. We may add flat extra ratings to reflect higher mortality risk. Any change in the cost of insurance rates will apply to all insureds of the same age, gender, risk class and whose Policies have been in effect for the same length of time.

         The cost of insurance rates, Policy charges, and payment options for Policies issued in Montana, and perhaps other states or in connection with certain employee benefit arrangements, are issued on a gender-neutral (unisex) basis. The unisex rates will be higher than those applicable to females and lower than those applicable to males.

         If the rating class for any increase in the specified amount of insurance coverage is not the same as the rating class at issue, the cost of insurance rate used after such increase will be a composite rate based upon a weighted average of the rates of the different rating classes. Decreases may be reflected in the cost of insurance rate, as discussed earlier.

         The actual charges made during the Policy year will be shown in the annual report delivered to Policy owners.

         DISTRIBUTION OF MATERIALS

         We will distribute proxy statements, updated prospectuses and other materials to you from time to time. In order to achieve cost savings, we may send consolidated mailings to several owners with the same last name who share a common address or post office box.

         ADVERTISING

         From time to time, we may advertise performance information for the Subaccounts and their underlying portfolios. We may also advertise ratings, rankings or other information related to us, the Subaccounts or the underlying portfolios.

         We may provide hypothetical illustrations of Policy value, Cash Surrender Value and death benefit based on historical investment returns of the underlying portfolios for a sample Policy based on assumptions as to age, sex and risk class of the insured, and other Policy-specific assumptions.

         We may also provide individualized hypothetical illustrations calculated in the same manner as stated above but based upon factors particular to your Policy.

         PERFORMANCE DATA

         From time to time, we may advertise performance for the Subaccount variable investment options. Performance data is available on our website and is authorized for use with prospective investors only when accompanied or preceded by current product and fund prospectuses containing detailed information about the Policy, investment, limitations and risks.

         Performance returns reflect fees and charges assessed by the fund companies and current mortality and expenses and administrative risk charges deducted from separate account assets. Some portfolio advisors have agreed to limit their expenses; without these limits, performance would have been lower. The returns shown on our website do not reflect the Policy's transaction fees and periodic charges. If these fees and charges were deducted, the performance quoted would be lower. Yields shown are typically "annualized" yields. This means the income generated during the measured seven days is assumed to be generated each week over a 52-week period, and not reinvested, and is shown as a percentage of the investment.

                                     SAI:3

         We encourage you to obtain a personalized illustration which reflects all charges of the Policy and the impact of those charges upon performance; contact your registered representative or us to obtain an illustration, without charge, based upon your specific situation. See the Policy prospectus for detailed information about Policy charges and portfolio prospectuses for each portfolio's expenses.

         For periods prior to the date the Policy Subaccount began operation, performance data will be calculated based on the performance of the underlying portfolio and the assumption that the Subaccounts were in existence for the same periods as those indicated for the underlying portfolio with the level of Policy charges that were in effect at the inception of the Subaccount.

         Past performance is no guarantee of future results. The return and principal value of an investment will fluctuate so that investor's shares, when redeemed, may be worth more or less than their original cost.

         MORNINGSTAR(R) ASSET ALLOCATOR ASSET ALLOCATION PROGRAM offered through AMERITAS INVESTMENT CORP. ("AIC")

The Service
Ameritas Investment Corp. ("AIC"), an affiliate of ours, has developed several asset allocation models, each based on different profiles of an investor's willingness to accept investment risk, and marketed exclusively through our Policies as the "Morningstar Asset Allocator" program. AIC periodically (typically annually) evaluates and updates the models. In developing and periodically updating the models, AIC currently relies on the recommendations of Morningstar Associates, LLC. AIC may change the firm it uses, or, may use no independent firm at all.

If you choose to subscribe to the Morningstar Asset Allocator program, AIC will serve as your investment adviser for the service solely for purposes of development of the program models and periodic updates of the models.

If you choose to subscribe to the Morningstar Asset Allocator program, AIC instructs us to allocate your initial premium (in the case of a new application) or accumulated value, as applicable, to the investment options according to the model you select, to similarly allocate subsequent premium, and to periodically automatically reallocate your accumulated value or premium payments. Your Policy value will be rebalanced quarterly consistent with your selected model.

The Morningstar Asset Allocator Models
Development of the Morningstar Asset Allocator models is a two-step process. First, an optimization analysis is performed to determine the breakdown of asset classes. Next, after the asset class exposures are known, a determination is made of how available investment options can be used to implement the asset class level allocations. The investment options are selected by evaluating the asset classes represented by the underlying portfolios and combining investment options to arrive at the desired asset class exposure. Investment options are selected in a way intended to optimize potential returns for each model, given a particular level of risk tolerance. This process could, in some cases, result in the inclusion of an investment option in a model based on its specific asset class exposure or other specific optimization factors, even where another investment option may have better historical performance.

Periodic Updates of the Models and Notices of Updates
Each model is evaluated periodically (generally, annually) to assess whether the combination of investment options within each model should be changed to better seek to optimize the potential return for the level of risk tolerance intended for the model. As a result, each model may change, and the investment options used within a model may change.

When your selected model is updated, AIC instructs us to automatically reallocate your accumulated value and any subsequent premium payments in accordance with any changes to the model you have selected. This means the allocation of your accumulated value, and potentially the investment options in which you are invested, will automatically change and your accumulated value and any subsequent premium payments will be automatically reallocated among the investment options in your updated model (independently of the automatic quarterly rebalancing). AIC requires that you give it discretionary investment authority to periodically instruct us to reallocate your accumulated value and any subsequent premium payments in accordance with the updated version of the model you have selected, if you wish to participate in the Morningstar Asset Allocation program.

                                     SAI:4

When AIC update the models, we will send you written notice of the updated models at least 30 days in advance of the date the updated models are to be effective. If you wish to accept the changes in your selected model, you will not need to take any action, as your Policy value and any subsequent premium will be automatically reallocated pursuant to the updated model. If you do not wish to accept the changes to your selected model, you can change to a different model or withdraw from the Morningstar Asset Allocator program.

Risks
Although asset allocation models are designed to optimize returns given the various levels of risk, there is no assurance that a model portfolio will not lose money or that investment results will not experience volatility. Investment performance of your accumulated value could be better or worse by participating in a Morningstar Asset Allocator model than if you had not participated. A model may perform better or worse than any single investment option or asset class or other combinations of investment options or asset classes. Model performance is dependent upon the performance of the component investment options (and their underlying portfolios). The timing of your investment and the automatic quarterly rebalancing may affect performance. Your accumulated value will fluctuate, and when redeemed, may be worth more or less than the original cost.

Periodic updating of the models can cause the underlying portfolios to incur transaction expenses to raise cash for money flowing out of the portfolios or to buy securities with money flowing into the portfolios. These expenses can adversely affect performance of the pertinent portfolios and the models.

AIC, an affiliate of ours, may be subject to competing interests that have the potential to influence its decision making with regard to the models. In addition to its limited role as investment advisor under the Morningstar Asset Allocator program, AIC is also compensated by us as principal underwriter for the Policies. We and AIC may also receive revenue sharing from other portfolios that are available as investment options. AIC may have an incentive to use certain portfolios in the models that provide higher revenue sharing or advisory fees. AIC may believe that certain portfolios may benefit from additional assets or could be harmed by redemptions. In advising those portfolios, AIC may, from time to time, recommend to the portfolio's board of trustees a change in portfolio management firm or strategy or the closure or merger of a portfolio, all of which could impact a model. All our model investment options and their underlying portfolios are analyzed by Morningstar Associates, LLC, an independent analytical firm. Neither AIC nor we dictate to Morningstar the number of portfolios in a model, the percent that any portfolio represents in a model, or which portfolios may be selected (other than to require exclusion of any portfolio that is expected to be liquidated, merged into another portfolio, or otherwise closed). AIC and we believe reliance on recommendations of Morningstar to develop and update the models reduces or eliminates the potential for AIC and us to be influenced by these competing interests, but there can be no assurance of this.

AIC and we are under no obligation to continue the Morningstar Asset Allocator program, or any asset allocation program, and have the right to terminate or change such services at any time.

          FINANCIAL STATEMENTS

         The statutory financial statements of Ameritas Life Insurance Corp. as of December 31, 2006 and 2005, and for the years then ended, and the financial statements of the Subaccounts of Ameritas Life Insurance Corp. Separate Account LLVL as of December 31, 2006, and for each of the periods in the two years then ended, included in this Statement of Additional Information, have been audited by Deloitte & Touche LLP, 1248 "O" Street, Suite 716, Lincoln, Nebraska 68508, independent auditors and independent registered public accounting firm, respectively, as stated in their reports appearing herein, and are included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing.

         Our financial statements follow this page of this Statement. They only bear on our ability to meet our obligations under the Policy, and should not be considered as bearing on the investment performance of the assets held in the Separate Account.

                                     SAI:5

                          AMERITAS LIFE INSURANCE CORP.
                              SEPARATE ACCOUNT LLVL

                  FINANCIAL STATEMENTS AS OF DECEMBER 31, 2006
             AND FOR EACH OF THE PERIODS IN THE TWO YEARS THEN ENDED
           AND REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors
Ameritas Life Insurance Corp.
Lincoln, Nebraska

We have audited the accompanying statements of net assets of each of the subaccounts listed in Note 1 which comprise Ameritas Life Insurance Corp. Separate Account LLVL as of December 31, 2006, and the related statements of operations for the period then ended and changes in net assets for each of the periods in the two years then ended. These financial statements are the responsibility of management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The subaccounts are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances but not for the purpose of expressing an opinion on the effectiveness of each of the subaccounts' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned at December 31, 2006, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of each of the subaccounts constituting Ameritas Life Insurance Corp. Separate Account LLVL as of December 31, 2006, and the results of their operations for the period then ended and changes in their net assets for each of the periods in the two years then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

Lincoln, Nebraska
March 6, 2007

                          AMERITAS LIFE INSURANCE CORP.
                              SEPARATE ACCOUNT LLVL
                            STATEMENTS OF NET ASSETS
                                DECEMBER 31, 2006

ASSETS
INVESTMENTS AT FAIR VALUE:

     Calvert Variable Series, Inc. Calvert Portfolios (Calvert):
        CVS Social Balanced Portfolio (Balanced) -
            28,638.972 shares at $2.030 per share (cost $54,335)                                 $          58,137
        CVS Social International Equity Portfolio (International Equity) -
            18,430.290 shares at $21.85 per share (cost $378,824)                                          402,702
        CVS Social Mid Cap Growth Portfolio (Mid Cap) -
            17,743.498 shares at $28.29 per share (cost $467,423)                                          501,964
        CVS Social Small Cap Growth Portfolio (Small Cap) -
            4,204.142 shares at $15.38 per share (cost $63,981)                                             64,660
     Calvert Variable Series, Inc. Ameritas Portfolios (Ameritas):
        Ameritas Income & Growth Portfolio (Income and Growth) -
            41,147.142 shares at $14.39 per share (cost $536,011)                                          592,107
        Ameritas MidCap Growth Portfolio (MidCap) -
            6,757.022 shares at $35.96 per share (cost $222,097)                                           242,983
        Ameritas Small Capitalization Portfolio (Small Cap) -
            963.495 shares at $33.48 per share (cost $27,173)                                               32,258
     DWS Scudder Investments VIT Funds (Scudder):
        DWS Equity 500 Index VIP Portfolio (Equity 500) -
            155,531.749 shares at $14.97 per share (cost $2,035,553)                                     2,328,310
        DWS Small Cap Index VIP Portfolio (Small Cap) -
            109,657.293 shares at $16.12 per share (cost $1,371,192)                                     1,767,676
     Variable Insurance Products (Fidelity):
        VIP Contrafund Portfolio: Initial Class (Contrafund IC) -
            50,740.552 shares at $31.47 per share (cost $1,600,875)                                      1,596,805
        VIP Contrafund Portfolio: Service Class (Contrafund SC) -
            14,955.086 shares at $31.38 per share (cost $449,547)                                          469,291
        VIP High Income Portfolio: Service Class (High Income SC) -
            6,135.549 shares at $6.32 per share (cost $39,432)                                              38,777
        VIP Investment Grade Bond Portfolio: Initial Class (Inv. Grade Bond IC) -
            41,793.814 shares at $12.76 per share (cost $540,736)                                          533,289
        VIP Mid Cap Portfolio: Service Class (Mid Cap SC) -
            109,517.817 shares at $34.59 per share (cost $3,214,424)                                     3,788,221
        VIP Overseas Portfolio: Initial Class (Overseas IC) -
            99,489.020 shares at $23.97 per share (cost $2,093,697)                                      2,384,752
     AIM Variable Insurance Funds (AIM):
        AIM V.I. Financial Services Portfolio - Series I (Financial) -
            8,877.216 shares at $17.41 per share (cost $136,334)                                           154,552


The accompanying notes are an integral part of these financial statements.

                                      FS-2

                          AMERITAS LIFE INSURANCE CORP.
                              SEPARATE ACCOUNT LLVL
                            STATEMENTS OF NET ASSETS
                                DECEMBER 31, 2006

ASSETS, continued
INVESTMENTS AT FAIR VALUE:

     AIM Variable Insurance Funds (AIM), continued:
        AIM V.I. Global Health Care Portfolio - Series I (Health) -
            14,379.322 shares at $21.51 per share (cost $270,504)                                $         309,299
        AIM V.I. Technology Portfolio - Series I (Technology) -
            26,326.280 shares at $14.02 per share (cost $331,379)                                          369,094
     Janus Aspen Series - Institutional Shares (Janus):
        Growth Portfolio (Growth) -
            10,351.650 shares at $23.12 per share (cost $177,415)                                          239,330
     Neuberger Berman Advisers Management Trust (Neuberger Berman):
        AMT Balanced Portfolio (Balanced) -
            82,999.266 shares at $11.44 per share (cost $830,372)                                          949,512
        AMT Growth Portfolio (Growth) -
            104,817.534 shares at $15.73 per share (cost $1,595,204)                                     1,648,780
        AMT Guardian Portfolio (Guardian) -
            4,942.819 shares at $19.71 per share (cost $76,087)                                             97,423
        AMT Limited Maturity Bond Portfolio  (Limited Maturity Bond) -
            39,864.408 shares at $12.76 per share (cost $521,665)                                          508,670
        AMT Mid-Cap Growth Portfolio (Mid-Cap) -
            706.785 shares at $23.26 per share (cost $13,867)                                               16,440
        AMT Partners Portfolio (Partners) -
            183,882.279 shares at $21.16 per share (cost $3,343,234)                                     3,890,949
     Rydex Variable Trust (Rydex):
        Nova Portfolio (Nova) -
            82,019.077 shares at $10.09 per share (cost $783,989)                                          827,572
        OTC Portfolio (OTC) -
            74,889.038 shares at $15.39 per share (cost $1,056,778)                                      1,152,542
        Precious Metals Portfolio (Precious Metals) -
            131,964.065 shares at $12.58 per share (cost $1,526,246)                                     1,660,108
        Inverse S&P 500 Portfolio (Inv. S&P 500) -
            82,958.446 shares at $4.39 per share (cost $406,937)                                           364,188
        Government Long Bond Advantage Portfolio (Gov. Long Bond) -
            34,344.066 shares at $11.56 per share (cost $406,392)                                          397,017
     Third Avenue Variable Series Trust (Third Avenue):
        Third Avenue Value Portfolio (Value) -
            248,983.142 shares at $29.84 per share (cost $6,094,587)                                     7,429,657
     Vanguard Variable Insurance Fund (Vanguard):
        VIF Money Market Portfolio (Money Market) -
            11,514,662.044 shares at $1.00 per share (cost $11,514,662)                                 11,514,662

The accompanying notes are an integral part of these financial statements.


                                      FS-3

                          AMERITAS LIFE INSURANCE CORP.
                              SEPARATE ACCOUNT LLVL
                            STATEMENTS OF NET ASSETS
                                DECEMBER 31, 2006

ASSETS, continued
INVESTMENTS AT FAIR VALUE:

     Vanguard Variable Insurance Fund (Vanguard), continued:
        VIF Equity Index Portfolio (Equity Index) -
            759,037.364 shares at $29.66 per share (cost $20,811,687)                            $      22,513,048
        VIF Total Bond Market Index Portfolio (Total Bond) -
            437,577.444 shares at $11.22 per share (cost $4,864,435)                                     4,909,619
        VIF REIT Index Portfolio (REIT Index) -
            203,773.531 shares at $24.98 per share (cost $3,907,247)                                     5,090,263
        VIF Mid-Cap Index Portfolio (Mid-Cap) -
            193,697.824 shares at $19.85 per share (cost $3,001,454)                                     3,844,902
        VIF Total Stock Market Index (Stock Market Index) -
            64,376.717 shares at $31.27 per share (cost $1,830,858)                                      2,013,060
        VIF Equity Income Portfolio (Equity Income) -
            293,653.615 shares at $20.81 per share (cost $5,432,214)                                     6,110,932
        VIF Growth Portfolio (Growth) -
            574,877.403 shares at $13.15 per share (cost $9,220,219)                                     7,559,638
        VIF Balanced Portfolio (Balanced) -
            258,913.896 shares at $20.62 per share (cost $4,445,248)                                     5,338,805
        VIF High Yield Bond Portfolio (High Yield Bond) -
            220,110.001 shares at $8.63 per share (cost $1,850,322)                                      1,899,549
        VIF International Portfolio (International) -
            764,384.199 shares at $21.56 per share (cost $10,994,666)                                   16,480,123
        VIF Diversified Value Portfolio (Diversified) -
            209,527.680 shares at $16.53 per share (cost $2,761,771)                                     3,463,493
        VIF Small Company Growth Portfolio (Small Company Growth) -
            396,097.332 shares at $19.32 per share (cost $6,638,613)                                     7,652,600
     Wells Fargo Advantage Variable Trust (Wells Fargo):
        Advantage VT Discovery Portfolio (Discovery)
            12,698.397 shares at $16.44 per share (cost $178,191)                                          208,762
        Advantage VT Opportunity Portfolio (Opportunity)
            21,662.195 shares at $24.02 per share (cost $432,881)                                          520,326

                                                                                                --------------------

     NET ASSETS REPRESENTING EQUITY OF POLICYOWNERS                                              $     133,936,847
                                                                                                ====================



The accompanying notes are an integral part of these financial statements.

                          AMERITAS LIFE INSURANCE CORP.
                              SEPARATE ACCOUNT LLVL
                        FOR THE PERIODS ENDED DECEMBER 31

                                                                                             Calvert
                                                                              --------------------------------------

                                                                                  Balanced
                                                                              ------------------

STATEMENTS OF OPERATIONS                                                            2006
                                                                              ------------------
Investment income:
   Dividend distributions received                                             $          1,303
   Mortality and expense risk charge                                                       (341)
                                                                              ------------------
Net investment income(loss)                                                                 962
                                                                              ------------------

Realized gain(loss) on investments:
   Net realized gain distributions                                                        1,000
   Net realized gain(loss) on sale of fund shares                                           915
                                                                              ------------------
Net realized gain(loss)                                                                   1,915
                                                                              ------------------

Change in unrealized appreciation/depreciation                                            1,407
                                                                              ------------------

Net increase(decrease) in net assets resulting
   from operations                                                             $          4,284
                                                                              ==================


                                                                                            Balanced
                                                                              --------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS                                                 2006                2005
                                                                              ------------------ -------------------
Increase(decrease) in net assets from operations:
   Net investment income(loss)                                                 $            962   $              4
   Net realized gain(loss)                                                                1,915              5,314
   Net change in unrealized appreciation/depreciation                                     1,407             (3,901)
                                                                              ------------------ -------------------
Net increase(decrease) in net assets resulting
   from operations                                                                        4,284              1,417
                                                                              ------------------ -------------------

Net increase(decrease) from policyowner transactions:
   Payments received from policyowners                                                    3,910              4,705
   Subaccounts transfers (including fixed account), net                                  13,503           (154,779)
   Transfers for policyowner benefits and terminations                                     ----                (88)
   Policyowner maintenance charges                                                       (1,602)            (2,649)
                                                                              ------------------ -------------------
Net increase(decrease) from policyowner transactions                                     15,811           (152,811)
                                                                              ------------------ -------------------

Total increase(decrease) in net assets                                                   20,095           (151,394)
Net assets at beginning of period                                                        38,042            189,436
                                                                              ------------------ -------------------
Net assets at end of period                                                    $         58,137   $         38,042
                                                                              ================== ===================

The accompanying notes are an integral part of these financial statements.

                                                         Calvert
--------------------------------------------------------------------------------------------------------------------
   International
      Equity                                Mid Cap                               Small Cap
-------------------                    -------------------                    -------------------

       2006                                   2006                                   2006
-------------------                    -------------------                    -------------------
 $          2,052                       $           ----                       $           ----
           (1,593)                                (3,734)                                  (477)
-------------------                    -------------------                    -------------------
              459                                 (3,734)                                  (477)
-------------------                    -------------------                    -------------------


           18,865                                   ----                                   ----
           15,408                                  4,903                                  1,322
-------------------                    -------------------                    -------------------
           34,273                                  4,903                                  1,322
-------------------                    -------------------                    -------------------

            2,961                                 28,602                                  2,147
-------------------                    -------------------                    -------------------


 $         37,693                       $         29,771                       $          2,992
===================                    ===================                    ===================


        International Equity                          Mid Cap                               Small Cap
-------------------------------------- -------------------------------------- --------------------------------------

       2006               2005                2006               2005                2006               2005
------------------- ------------------ ------------------- ------------------ ------------------- ------------------
 $            459    $           (734)  $         (3,734)  $         (3,699)   $           (477)  $           (670)
           34,273              10,323              4,903              5,309               1,322               (662)
            2,961               1,968             28,602             (1,450)              2,147             (6,219)
------------------- ------------------ ------------------- ------------------ ------------------- ------------------

           37,693              11,557             29,771                160               2,992             (7,551)
------------------- ------------------ ------------------- ------------------ ------------------- ------------------


           26,296               6,235             33,570             33,409               7,240              7,162
          197,908             (45,320)             7,739            (72,723)            (21,568)            13,160
           (1,401)             (8,352)            (4,622)            (2,405)             (6,188)            (2,949)
           (7,552)             (3,909)           (27,518)           (27,452)             (4,246)            (5,787)
------------------- ------------------ ------------------- ------------------ ------------------- ------------------
          215,251             (51,346)             9,169            (69,171)            (24,762)            11,586
------------------- ------------------ ------------------- ------------------ ------------------- ------------------

          252,944             (39,789)            38,940            (69,011)            (21,770)             4,035
          149,758             189,547            463,024            532,035              86,430             82,395
------------------- ------------------ ------------------- ------------------ ------------------- ------------------
 $        402,702    $        149,758   $        501,964   $        463,024    $         64,660   $         86,430
=================== ================== =================== ================== =================== ==================

                          AMERITAS LIFE INSURANCE CORP.
                              SEPARATE ACCOUNT LLVL
                        FOR THE PERIODS ENDED DECEMBER 31

                                                                                            Ameritas
                                                                              --------------------------------------
                                                                              Income and Growth
                                                                              ------------------

STATEMENTS OF OPERATIONS                                                            2006
                                                                              ------------------
Investment income:
   Dividend distributions received                                             $          4,777
   Mortality and expense risk charge                                                     (3,505)
                                                                              ------------------
Net investment income(loss)                                                               1,272
                                                                              ------------------

Realized gain(loss) on investments:
   Net realized gain distributions                                                         ----
   Net realized gain(loss) on sale of fund shares                                         8,077
                                                                              ------------------
Net realized gain(loss)                                                                   8,077
                                                                              ------------------

Change in unrealized appreciation/depreciation                                           50,750
                                                                              ------------------

Net increase(decrease) in net assets resulting
   from operations                                                             $         60,099
                                                                              ==================


                                                                                        Income and Growth
                                                                              --------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS                                                 2006                2005
                                                                              ------------------ -------------------
Increase(decrease) in net assets from operations:
   Net investment income(loss)                                                 $          1,272   $          1,535
   Net realized gain(loss)                                                                8,077              1,256
   Net change in unrealized appreciation/depreciation                                    50,750              5,346
                                                                              ------------------ -------------------
Net increase(decrease) in net assets resulting
   from operations                                                                       60,099              8,137
                                                                              ------------------ -------------------

Net increase(decrease) from policyowner transactions:
   Payments received from policyowners                                                   95,808              7,863
   Subaccounts transfers (including fixed account), net                                 (98,789)           542,853
   Transfers for policyowner benefits and terminations                                   (3,898)              ----
   Policyowner maintenance charges                                                      (17,740)            (2,226)
                                                                              ------------------ -------------------
Net increase(decrease) from policyowner transactions                                    (24,619)           548,490
                                                                              ------------------ -------------------

Total increase(decrease) in net assets                                                   35,480            556,627
Net assets at beginning of period                                                       556,627               ----
                                                                              ------------------ -------------------
Net assets at end of period                                                    $        592,107   $        556,627
                                                                              ================== ===================

The accompanying notes are an integral part of these financial statements.


                                  Ameritas                                                   Scudder
----------------------------------------------------------------------------- --------------------------------------
      MidCap                                Small Cap                             Equity 500
-------------------                    -------------------                    ------------------

       2006                                   2006                                  2006
-------------------                    -------------------                    ------------------
 $           ----                       $           ----                       $         23,773
           (1,465)                                  (144)                               (13,054)
-------------------                    -------------------                    ------------------
           (1,465)                                  (144)                                10,719
-------------------                    -------------------                    ------------------


           27,026                                   ----                                   ----
            5,022                                     52                                 30,683
-------------------                    -------------------                    ------------------
           32,048                                     52                                 30,683
-------------------                    -------------------                    ------------------

          (12,624)                                 4,139                                273,435
-------------------                    -------------------                    ------------------


 $         17,959                       $          4,047                       $        314,837
===================                    ===================                    ==================


               MidCap                                Small Cap                             Equity 500
-------------------------------------- -------------------------------------- --------------------------------------

       2006               2005                2006               2005               2006                2005
------------------- ------------------ ------------------- ------------------ ------------------- ------------------
 $         (1,465)   $         (1,125)  $           (144)  $            (90)   $         10,719   $         25,886
           32,048              18,028                 52                (39)             30,683             (9,320)
          (12,624)              2,509              4,139                378             273,435             87,988
------------------- ------------------ ------------------- ------------------ ------------------- ------------------

           17,959              19,412              4,047                249             314,837            104,554
------------------- ------------------ ------------------- ------------------ ------------------- ------------------


           21,777              19,400              5,287              2,716             121,160             23,816
          (25,600)             32,861              6,325               (878)           (715,770)          (262,374)
             ----                ----               ----               ----                ----               ----
           (9,352)             (7,798)              (338)              (275)            (43,997)           (49,649)
------------------- ------------------ ------------------- ------------------ ------------------- ------------------
          (13,175)             44,463             11,274              1,563            (638,607)          (288,207)
------------------- ------------------ ------------------- ------------------ ------------------- ------------------

            4,784              63,875             15,321              1,812            (323,770)          (183,653)
          238,199             174,324             16,937             15,125           2,652,080          2,835,733
------------------- ------------------ ------------------- ------------------ ------------------- ------------------
 $        242,983    $        238,199   $         32,258   $         16,937    $      2,328,310   $      2,652,080
=================== ================== =================== ================== =================== ==================

                          AMERITAS LIFE INSURANCE CORP.
                              SEPARATE ACCOUNT LLVL
                        FOR THE PERIODS ENDED DECEMBER 31

                                                                                             Scudder
                                                                              --------------------------------------

                                                                                  Small Cap
                                                                              ------------------

STATEMENTS OF OPERATIONS                                                            2006
                                                                              ------------------
Investment income:
   Dividend distributions received                                             $          9,902
   Mortality and expense risk charge                                                    (10,402)
                                                                              ------------------
Net investment income(loss)                                                                (500)
                                                                              ------------------

Realized gain(loss) on investments:
   Net realized gain distributions                                                       66,245
   Net realized gain(loss) on sale of fund shares                                        57,647
                                                                              ------------------
Net realized gain(loss)                                                                 123,892
                                                                              ------------------

Change in unrealized appreciation/depreciation                                          125,821
                                                                              ------------------

Net increase(decrease) in net assets resulting
   from operations                                                             $        249,213
                                                                              ==================


                                                                                            Small Cap
                                                                              --------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS                                                 2006                2005
                                                                              ------------------ -------------------
Increase(decrease) in net assets from operations:
   Net investment income(loss)                                                 $           (500)  $           (317)
   Net realized gain(loss)                                                              123,892             64,193
   Net change in unrealized appreciation/depreciation                                   125,821            (17,114)
                                                                              ------------------ -------------------
Net increase(decrease) in net assets resulting
   from operations                                                                      249,213             46,762
                                                                              ------------------ -------------------

Net increase(decrease) from policyowner transactions:
   Payments received from policyowners                                                  137,835            120,904
   Subaccounts transfers (including fixed account), net                                 (14,352)            64,519
   Transfers for policyowner benefits and terminations                                  (33,811)            (2,900)
   Policyowner maintenance charges                                                      (42,331)           (36,067)
                                                                              ------------------ -------------------
Net increase(decrease) from policyowner transactions                                     47,341            146,456
                                                                              ------------------ -------------------

Total increase(decrease) in net assets                                                  296,554            193,218
Net assets at beginning of period                                                     1,471,122          1,277,904
                                                                              ------------------ -------------------
Net assets at end of period                                                    $      1,767,676   $      1,471,122
                                                                              ================== ===================

The accompanying notes are an integral part of these financial statements.

                                                    Fidelity
--------------------------------------------------------------------------------------------------------------------
  Contrafund IC                          Contrafund SC                         High Income SC
-------------------                    -------------------                    ------------------

       2006                                   2006                                  2006
-------------------                    -------------------                    ------------------
 $         14,145                       $          4,344                       $          2,872
           (6,242)                                (2,248)                                  (224)
-------------------                    -------------------                    ------------------
            7,903                                  2,096                                  2,648
-------------------                    -------------------                    ------------------


          120,134                                 36,012                                   ----
            2,470                                 26,465                                     55
-------------------                    -------------------                    ------------------
          122,604                                 62,477                                     55
-------------------                    -------------------                    ------------------

           (5,214)                               (29,929)                                 1,084
-------------------                    -------------------                    ------------------


 $        125,293                       $         34,644                       $          3,787
===================                    ===================                    ==================

            Contrafund IC                          Contrafund SC                         High Income SC
-------------------------------------- -------------------------------------- --------------------------------------

       2006               2005                2006               2005               2006                2005
------------------- ------------------ ------------------- ------------------ ------------------- ------------------
 $          7,903    $           (145)  $          2,096   $           (801)   $          2,648   $          4,972
          122,604                   3             62,477              7,017                  55                  8
           (5,214)              1,144            (29,929)            22,905               1,084             (4,270)
------------------- ------------------ ------------------- ------------------ ------------------- ------------------

          125,293               1,002             34,644             29,121               3,787                710
------------------- ------------------ ------------------- ------------------ ------------------- ------------------


           90,704               2,751             65,493             33,660                 970                970
        1,140,491             278,678             91,036             97,122              (1,315)             5,561
          (13,861)               ----               ----               ----                ----               ----
          (27,886)               (367)            (9,369)            (8,151)               (626)              (584)
------------------- ------------------ ------------------- ------------------ ------------------- ------------------
        1,189,448             281,062            147,160            122,631                (971)             5,947
------------------- ------------------ ------------------- ------------------ ------------------- ------------------

        1,314,741             282,064            181,804            151,752               2,816              6,657
          282,064                ----            287,487            135,735              35,961             29,304
------------------- ------------------ ------------------- ------------------ ------------------- ------------------
 $      1,596,805    $        282,064   $        469,291   $        287,487    $         38,777   $         35,961
=================== ================== =================== ================== =================== ==================

                          AMERITAS LIFE INSURANCE CORP.
                              SEPARATE ACCOUNT LLVL
                        FOR THE PERIODS ENDED DECEMBER 31

                                                                                            Fidelity
                                                                              --------------------------------------
                                                                               Inv. Grade Bond
                                                                                     IC
                                                                              ------------------

STATEMENTS OF OPERATIONS                                                            2006
                                                                              ------------------
Investment income:
   Dividend distributions received                                             $         20,739
   Mortality and expense risk charge                                                     (3,131)
                                                                              ------------------
Net investment income(loss)                                                              17,608
                                                                              ------------------

Realized gain(loss) on investments:
   Net realized gain distributions                                                        1,242
   Net realized gain(loss) on sale of fund shares                                        (1,538)
                                                                              ------------------
Net realized gain(loss)                                                                    (296)
                                                                              ------------------

Change in unrealized appreciation/depreciation                                            2,341
                                                                              ------------------

Net increase(decrease) in net assets resulting
   from operations                                                             $         19,653
                                                                              ==================


                                                                                       Inv. Grade Bond IC
                                                                              --------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS                                                 2006                2005
                                                                              ------------------ -------------------
Increase(decrease) in net assets from operations:
   Net investment income(loss)                                                 $         17,608   $         13,461
   Net realized gain(loss)                                                                 (296)             9,092
   Net change in unrealized appreciation/depreciation                                     2,341            (15,333)
                                                                              ------------------ -------------------
Net increase(decrease) in net assets resulting
   from operations                                                                       19,653              7,220
                                                                              ------------------ -------------------

Net increase(decrease) from policyowner transactions:
   Payments received from policyowners                                                   63,357             59,660
   Subaccounts transfers (including fixed account), net                                  (8,814)            16,334
   Transfers for policyowner benefits and terminations                                     ----               ----
   Policyowner maintenance charges                                                      (34,440)           (27,095)
                                                                              ------------------ -------------------
Net increase(decrease) from policyowner transactions                                     20,103             48,899
                                                                              ------------------ -------------------

Total increase(decrease) in net assets                                                   39,756             56,119
Net assets at beginning of period                                                       493,533            437,414
                                                                              ------------------ -------------------
Net assets at end of period                                                    $        533,289   $        493,533
                                                                              ================== ===================

The accompanying notes are an integral part of these financial statements.


                                  Fidelity                                                     AIM
----------------------------------------------------------------------------- --------------------------------------
    Mid Cap SC                            Overseas IC                             Financial
-------------------                    ------------------                     ------------------

       2006                                   2006                                  2006
-------------------                    -------------------                    ------------------
 $          9,391                       $          6,088                       $          2,445
          (27,074)                               (12,003)                                  (783)
-------------------                    -------------------                    ------------------
          (17,683)                                (5,915)                                 1,662
-------------------                    -------------------                    ------------------


          423,966                                  4,232                                    944
          147,063                                 27,546                                  5,241
-------------------                    -------------------                    ------------------
          571,029                                 31,778                                  6,185
-------------------                    -------------------                    ------------------

         (162,556)                               277,892                                 11,279
-------------------                    -------------------                    ------------------


 $        390,790                       $        303,755                       $         19,126
===================                    ===================                    ==================

             Mid Cap SC                             Overseas IC                             Financial
-------------------------------------- -------------------------------------- --------------------------------------

       2006               2005                2006               2005               2006                2005
------------------- ------------------ ------------------- ------------------ ------------------- ------------------
 $        (17,683)   $        (17,443)  $         (5,915)  $           (232)   $          1,662   $            752
          571,029             140,402             31,778                214               6,185              1,963
         (162,556)            299,845            277,892             13,164              11,279              2,902
------------------- ------------------ ------------------- ------------------ ------------------- ------------------

          390,790             422,804            303,755             13,146              19,126              5,617
------------------- ------------------ ------------------- ------------------ ------------------- ------------------


          345,783             238,575            167,604              1,777              19,750             10,978
          165,371             919,207          1,610,994            359,695              29,869             19,787
         (308,732)            (65,511)           (21,758)              ----                 (89)            (2,338)
         (133,872)           (108,364)           (47,916)            (2,545)             (4,706)            (4,380)
------------------- ------------------ ------------------- ------------------ ------------------- ------------------
           68,550             983,907          1,708,924            358,927              44,824             24,047
------------------- ------------------ ------------------- ------------------ ------------------- ------------------

          459,340           1,406,711          2,012,679            372,073              63,950             29,664
        3,328,881           1,922,170            372,073               ----              90,602             60,938
------------------- ------------------ ------------------- ------------------ ------------------- ------------------
 $      3,788,221    $      3,328,881   $      2,384,752   $        372,073    $        154,552   $         90,602
=================== ================== =================== ================== =================== ==================

                          AMERITAS LIFE INSURANCE CORP.
                              SEPARATE ACCOUNT LLVL
                        FOR THE PERIODS ENDED DECEMBER 31

                                                                                               AIM
                                                                              --------------------------------------
                                                                                   Health
                                                                              ------------------

STATEMENTS OF OPERATIONS                                                            2006
                                                                              ------------------
Investment income:
   Dividend distributions received                                             $           ----
   Mortality and expense risk charge                                                     (2,233)
                                                                              ------------------
Net investment income(loss)                                                              (2,233)
                                                                              ------------------

Realized gain(loss) on investments:
   Net realized gain distributions                                                         ----
   Net realized gain(loss) on sale of fund shares                                         8,633
                                                                              ------------------
Net realized gain(loss)                                                                   8,633
                                                                              ------------------

Change in unrealized appreciation/depreciation                                            8,201
                                                                              ------------------

Net increase(decrease) in net assets resulting
   from operations                                                             $         14,601
                                                                              ==================


                                                                                             Health
                                                                              --------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS                                                 2006                2005
                                                                              ------------------ -------------------
Increase(decrease) in net assets from operations:
   Net investment income(loss)                                                 $         (2,233)  $         (2,378)
   Net realized gain(loss)                                                                8,633             28,490
   Net change in unrealized appreciation/depreciation                                     8,201              6,551
                                                                              ------------------ -------------------
Net increase(decrease) in net assets resulting
   from operations                                                                       14,601             32,663
                                                                              ------------------ -------------------

Net increase(decrease) from policyowner transactions:
   Payments received from policyowners                                                   32,547             33,322
   Subaccounts transfers (including fixed account), net                                  67,481            (43,949)
   Transfers for policyowner benefits and terminations                                  (62,054)           (16,113)
   Policyowner maintenance charges                                                      (19,439)           (15,872)
                                                                              ------------------ -------------------
Net increase(decrease) from policyowner transactions                                     18,535            (42,612)
                                                                              ------------------ -------------------

Total increase(decrease) in net assets                                                   33,136             (9,949)
Net assets at beginning of period                                                       276,163            286,112
                                                                              ------------------ -------------------
Net assets at end of period                                                    $        309,299   $        276,163
                                                                              ================== ===================

The accompanying notes are an integral part of these financial statements.

                 AIM                                   Janus                            Neuberger Berman
-------------------------------------- -------------------------------------- --------------------------------------
    Technology                               Growth                               Balanced
-------------------                    ------------------                     ------------------

       2006                                   2006                                  2006
-------------------                    -------------------                    ------------------
 $           ----                       $          1,149                       $          7,087
           (2,094)                                (1,787)                                (6,105)
-------------------                    -------------------                    ------------------
           (2,094)                                  (638)                                   982
-------------------                    -------------------                    ------------------


             ----                                   ----                                   ----
           14,323                                  6,560                                 12,277
-------------------                    -------------------                    ------------------
           14,323                                  6,560                                 12,277
-------------------                    -------------------                    ------------------

           16,848                                 17,988                                 64,515
-------------------                    -------------------                    ------------------


 $         29,077                       $         23,910                       $         77,774
===================                    ===================                    ==================


             Technology                               Growth                                Balanced
-------------------------------------- -------------------------------------- --------------------------------------

       2006               2005                2006               2005               2006                2005
------------------- ------------------ ------------------- ------------------ ------------------- ------------------
 $         (2,094)   $         (2,224)  $           (638)  $         (1,077)   $            982   $          1,617
           14,323              16,914              6,560             12,441              12,277            (11,206)
           16,848             (33,295)            17,988             (2,531)             64,515             57,138
------------------- ------------------ ------------------- ------------------ ------------------- ------------------

           29,077             (18,605)            23,910              8,833              77,774             47,549
------------------- ------------------ ------------------- ------------------ ------------------- ------------------


           38,166              28,279               ----             50,459             121,858            114,207
           62,806            (449,180)            (2,524)           (27,799)             57,229           (288,352)
           (2,812)             (5,332)              ----            (23,174)            (18,230)           (24,391)
          (11,429)            (12,428)           (26,836)           (33,253)            (54,048)           (56,702)
------------------- ------------------ ------------------- ------------------ ------------------- ------------------
           86,731            (438,661)           (29,360)           (33,767)            106,809           (255,238)
------------------- ------------------ ------------------- ------------------ ------------------- ------------------

          115,808            (457,266)            (5,450)           (24,934)            184,583           (207,689)
          253,286             710,552            244,780            269,714             764,929            972,618
------------------- ------------------ ------------------- ------------------ ------------------- ------------------
 $        369,094    $        253,286   $        239,330   $        244,780    $        949,512   $        764,929
=================== ================== =================== =================== ================== ==================

                          AMERITAS LIFE INSURANCE CORP.
                              SEPARATE ACCOUNT LLVL
                        FOR THE PERIODS ENDED DECEMBER 31

                                                                                        Neuberger Berman
                                                                              --------------------------------------
                                                                                   Growth
                                                                              ------------------

STATEMENTS OF OPERATIONS                                                            2006
                                                                              ------------------
Investment income:
   Dividend distributions received                                             $           ----
   Mortality and expense risk charge                                                    (12,295)
                                                                              ------------------
Net investment income(loss)                                                             (12,295)
                                                                              ------------------

Realized gain(loss) on investments:
   Net realized gain distributions                                                         ----
   Net realized gain(loss) on sale of fund shares                                       (42,440)
                                                                              ------------------
Net realized gain(loss)                                                                 (42,440)
                                                                              ------------------

Change in unrealized appreciation/depreciation                                          240,054
                                                                              ------------------

Net increase(decrease) in net assets resulting
   from operations                                                             $        185,319
                                                                              ==================


                                                                                             Growth
                                                                              --------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS                                                 2006                2005
                                                                              ------------------ -------------------
Increase(decrease) in net assets from operations:
   Net investment income(loss)                                                 $        (12,295)  $         (9,116)
   Net realized gain(loss)                                                              (42,440)          (113,606)
   Net change in unrealized appreciation/depreciation                                   240,054            260,236
                                                                              ------------------ -------------------
Net increase(decrease) in net assets resulting
   from operations                                                                      185,319            137,514
                                                                              ------------------ -------------------

Net increase(decrease) from policyowner transactions:
   Payments received from policyowners                                                  135,202            112,804
   Subaccounts transfers (including fixed account), net                                (198,211)           301,767
   Transfers for policyowner benefits and terminations                                  (74,435)           (81,094)
   Policyowner maintenance charges                                                      (61,954)           (53,135)
                                                                              ------------------ -------------------
Net increase(decrease) from policyowner transactions                                   (199,398)           280,342
                                                                              ------------------ -------------------

Total increase(decrease) in net assets                                                  (14,079)           417,856
Net assets at beginning of period                                                     1,662,859          1,245,003
                                                                              ------------------ -------------------
Net assets at end of period                                                    $      1,648,780   $      1,662,859
                                                                              ================== ===================

The accompanying notes are an integral part of these financial statements.

                                                  Neuberger Berman
--------------------------------------------------------------------------------------------------------------------
                                        Limited Maturity
     Guardian                                 Bond                                  Mid-Cap
-------------------                    ------------------                     ------------------

       2006                                   2006                                  2006
-------------------                    -------------------                    ------------------
 $            631                       $         16,231                       $           ----
             (548)                                (3,802)                                   (89)
-------------------                    -------------------                    ------------------
               83                                 12,429                                    (89)
-------------------                    -------------------                    ------------------


             ----                                   ----                                   ----
            1,488                                 (4,194)                                    95
-------------------                    -------------------                    ------------------
            1,488                                 (4,194)                                    95
-------------------                    -------------------                    ------------------

            9,374                                  9,337                                  1,963
-------------------                    -------------------                    ------------------


 $         10,945                       $         17,572                       $          1,969
===================                    ===================                    ==================

              Guardian                         Limited Maturity Bond                         Mid-Cap
-------------------------------------- -------------------------------------- --------------------------------------

       2006               2005                2006               2005               2006                2005
------------------- ------------------ ------------------- ------------------ ------------------- ------------------
 $             83    $           (451)  $         12,429   $         10,788    $            (89)  $           (133)
            1,488               3,730             (4,194)            (2,944)                 95              1,762
            9,374               4,625              9,337             (4,615)              1,963                954
------------------- ------------------ ------------------- ------------------ ------------------- ------------------

           10,945               7,904             17,572              3,229               1,969              2,583
------------------- ------------------ ------------------- ------------------ ------------------- ------------------


            8,051              11,252             48,977             76,915               1,698              9,143
             ----             (26,523)            (7,923)            (8,176)                  2            (16,535)
             ----                ----            (29,082)            (7,126)               ----               ----
           (8,439)             (7,536)           (23,097)           (26,382)               (812)            (1,441)
------------------- ------------------ ------------------- ------------------ ------------------- ------------------
             (388)            (22,807)           (11,125)            35,231                 888             (8,833)
------------------- ------------------ ------------------- ------------------ ------------------- ------------------

           10,557             (14,903)             6,447             38,460               2,857             (6,250)
           86,866             101,769            502,223            463,763              13,583             19,833
------------------- ------------------ ------------------- ------------------ ------------------- ------------------
 $         97,423    $         86,866   $        508,670   $        502,223    $         16,440   $         13,583
=================== ================== =================== ================== =================== ==================

                          AMERITAS LIFE INSURANCE CORP.
                              SEPARATE ACCOUNT LLVL
                        FOR THE PERIODS ENDED DECEMBER 31

                                                                                        Neuberger Berman
                                                                              --------------------------------------
                                                                                  Partners
                                                                              ------------------

STATEMENTS OF OPERATIONS                                                            2006
                                                                              ------------------
Investment income:
   Dividend distributions received                                             $         26,298
   Mortality and expense risk charge                                                    (26,906)
                                                                              ------------------
Net investment income(loss)                                                                (608)
                                                                              ------------------

Realized gain(loss) on investments:
   Net realized gain distributions                                                      405,046
   Net realized gain(loss) on sale of fund shares                                       165,433
                                                                              ------------------
Net realized gain(loss)                                                                 570,479
                                                                              ------------------

Change in unrealized appreciation/depreciation                                         (179,946)
                                                                              ------------------

Net increase(decrease) in net assets resulting
   from operations                                                             $        389,925
                                                                              ==================


                                                                                            Partners
                                                                              --------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS                                                 2006                2005
                                                                              ------------------ -------------------
Increase(decrease) in net assets from operations:
   Net investment income(loss)                                                 $           (608)  $          8,646
   Net realized gain(loss)                                                              570,479             79,079
   Net change in unrealized appreciation/depreciation                                  (179,946)           396,022
                                                                              ------------------ -------------------
Net increase(decrease) in net assets resulting
   from operations                                                                      389,925            483,747
                                                                              ------------------ -------------------

Net increase(decrease) from policyowner transactions:
   Payments received from policyowners                                                  265,953            267,728
   Subaccounts transfers (including fixed account), net                                  (8,227)           388,354
   Transfers for policyowner benefits and terminations                                 (142,010)          (112,828)
   Policyowner maintenance charges                                                     (136,508)          (134,799)
                                                                              ------------------ -------------------
Net increase(decrease) from policyowner transactions                                    (20,792)           408,455
                                                                              ------------------ -------------------

Total increase(decrease) in net assets                                                  369,133            892,202
Net assets at beginning of period                                                     3,521,816          2,629,614
                                                                              ------------------ -------------------
Net assets at end of period                                                    $      3,890,949   $      3,521,816
                                                                              ================== ===================

The accompanying notes are an integral part of these financial statements.


                                                      Rydex
--------------------------------------------------------------------------------------------------------------------
       Nova                                   OTC                              Precious Metals
-------------------                    ------------------                     ------------------

       2006                                   2006                                  2006
-------------------                    -------------------                    ------------------
 $         10,066                       $           ----                       $           ----
           (5,823)                                (9,398)                                (9,301)
-------------------                    -------------------                    ------------------
            4,243                                 (9,398)                                (9,301)
-------------------                    -------------------                    ------------------


             ----                                   ----                                   ----
          113,146                                 48,779                                193,535
-------------------                    -------------------                    ------------------
          113,146                                 48,779                                193,535
-------------------                    -------------------                    ------------------

            3,336                                 (2,486)                                 6,310
-------------------                    -------------------                    ------------------


 $        120,725                       $         36,895                       $        190,544
===================                    ===================                    ==================

                Nova                                    OTC                              Precious Metals
-------------------------------------- -------------------------------------- --------------------------------------

       2006               2005                2006               2005               2006                2005
------------------- ------------------ ------------------- ------------------ ------------------- ------------------
 $          4,243    $         (3,327)  $         (9,398)  $        (10,037)   $         (9,301)  $         (5,308)
          113,146              88,683             48,779             51,996             193,535            (21,936)
            3,336             (54,456)            (2,486)           (75,492)              6,310            147,363
------------------- ------------------ ------------------- ------------------ ------------------- ------------------

          120,725              30,900             36,895            (33,533)            190,544            120,119
------------------- ------------------ ------------------- ------------------ ------------------- ------------------


           87,830              95,957            101,758            152,960              73,080             34,055
          (83,783)           (114,946)          (312,594)          (538,640)            568,333            (47,998)
          (34,893)           (109,886)          (103,522)           (62,497)            (12,955)            (6,450)
          (51,849)            (53,390)           (74,109)           (89,702)            (44,067)           (31,971)
------------------- ------------------ ------------------- ------------------ ------------------- ------------------
          (82,695)           (182,265)          (388,467)          (537,879)            584,391            (52,364)
------------------- ------------------ ------------------- ------------------ ------------------- ------------------

           38,030            (151,365)          (351,572)          (571,412)            774,935             67,755
          789,542             940,907          1,504,114          2,075,526             885,173            817,418
------------------- ------------------ ------------------- ------------------ ------------------- ------------------
 $        827,572    $        789,542   $      1,152,542   $      1,504,114    $      1,660,108   $        885,173
=================== ================== =================== ================== =================== ==================

                          AMERITAS LIFE INSURANCE CORP.
                              SEPARATE ACCOUNT LLVL
                        FOR THE PERIODS ENDED DECEMBER 31

                                                                                              Rydex
                                                                              --------------------------------------
                                                                                Inv. S&P 500
                                                                              ------------------

STATEMENTS OF OPERATIONS                                                            2006
                                                                              ------------------
Investment income:
   Dividend distributions received                                             $         27,863
   Mortality and expense risk charge                                                     (3,304)
                                                                              ------------------
Net investment income(loss)                                                              24,559
                                                                              ------------------

Realized gain(loss) on investments:
   Net realized gain distributions                                                         ----
   Net realized gain(loss) on sale of fund shares                                       (32,696)
                                                                              ------------------
Net realized gain(loss)                                                                 (32,696)
                                                                              ------------------

Change in unrealized appreciation/depreciation                                          (30,856)
                                                                              ------------------

Net increase(decrease) in net assets resulting
   from operations                                                             $        (38,993)
                                                                              ==================


                                                                                          Inv. S&P 500
                                                                              --------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS                                                 2006                2005
                                                                              ------------------ -------------------
Increase(decrease) in net assets from operations:
   Net investment income(loss)                                                 $         24,559   $         (2,698)
   Net realized gain(loss)                                                              (32,696)           (78,941)
   Net change in unrealized appreciation/depreciation                                   (30,856)            79,692
                                                                              ------------------ -------------------
Net increase(decrease) in net assets resulting
   from operations                                                                      (38,993)            (1,947)
                                                                              ------------------ -------------------

Net increase(decrease) from policyowner transactions:
   Payments received from policyowners                                                   12,203             17,143
   Subaccounts transfers (including fixed account), net                                 108,147           (157,143)
   Transfers for policyowner benefits and terminations                                  (58,178)            (4,108)
   Policyowner maintenance charges                                                      (25,494)           (21,892)
                                                                              ------------------ -------------------
Net increase(decrease) from policyowner transactions                                     36,678           (166,000)
                                                                              ------------------ -------------------

Total increase(decrease) in net assets                                                   (2,315)          (167,947)
Net assets at beginning of period                                                       366,503            534,450
                                                                              ------------------ -------------------
Net assets at end of period                                                    $        364,188   $        366,503
                                                                              ================== ===================

The accompanying notes are an integral part of these financial statements.

                Rydex                              Third Avenue                             Vanguard
-------------------------------------- -------------------------------------- --------------------------------------
  Gov. Long Bond                              Value                              Money Market
-------------------                    ------------------                     ------------------

       2006                                   2006                                  2006
-------------------                    -------------------                    ------------------
 $         15,207                       $         91,598                       $        542,612
           (3,110)                               (47,291)                               (80,404)
-------------------                    -------------------                    ------------------
           12,097                                 44,307                                462,208
-------------------                    -------------------                    ------------------


             ----                                311,993                                   ----
          (11,320)                               198,537                                   ----
-------------------                    -------------------                    ------------------
          (11,320)                               510,530                                   ----
-------------------                    -------------------                    ------------------

          (10,652)                               331,423                                   ----
-------------------                    -------------------                    ------------------


 $         (9,875)                      $        886,260                       $        462,208
===================                    ===================                    ==================

           Gov. Long Bond                              Value                              Money Market
-------------------------------------- -------------------------------------- --------------------------------------

       2006               2005                2006               2005               2006                2005
------------------- ------------------ ------------------- ------------------ ------------------- ------------------
 $         12,097    $          7,521   $         44,307   $         35,898    $        462,208   $        253,426
          (11,320)              8,019            510,530            412,716                ----               ----
          (10,652)              5,908            331,423            182,630                ----               ----
------------------- ------------------ ------------------- ------------------ ------------------- ------------------

           (9,875)             21,448            886,260            631,244             462,208            253,426
------------------- ------------------ ------------------- ------------------ ------------------- ------------------


           54,120              47,772            391,353            383,884          13,819,120          3,232,276
           33,118             113,896          1,003,723            627,245         (11,119,072)          (731,630)
             (145)            (51,724)          (139,819)          (222,106)         (1,138,099)        (1,358,852)
          (36,588)            (35,581)          (208,714)          (171,896)           (525,473)          (489,133)
------------------- ------------------ ------------------- ------------------ ------------------- ------------------
           50,505              74,363          1,046,543            617,127           1,036,476            652,661
------------------- ------------------ ------------------- ------------------ ------------------- ------------------

           40,630              95,811          1,932,803          1,248,371           1,498,684            906,087
          356,387             260,576          5,496,854          4,248,483          10,015,978          9,109,891
------------------- ------------------ ------------------- ------------------ ------------------- ------------------
 $        397,017    $        356,387   $      7,429,657   $      5,496,854    $     11,514,662   $     10,015,978
=================== ================== =================== ================== =================== ==================

                          AMERITAS LIFE INSURANCE CORP.
                              SEPARATE ACCOUNT LLVL
                        FOR THE PERIODS ENDED DECEMBER 31

                                                                                            Vanguard
                                                                              --------------------------------------
                                                                                Equity Index
                                                                              ------------------

STATEMENTS OF OPERATIONS                                                            2006
                                                                              ------------------
Investment income:
   Dividend distributions received                                             $        333,113
   Mortality and expense risk charge                                                   (149,896)
                                                                              ------------------
Net investment income(loss)                                                             183,217
                                                                              ------------------

Realized gain(loss) on investments:
   Net realized gain distributions                                                    1,290,811
   Net realized gain(loss) on sale of fund shares                                         2,378
                                                                              ------------------
Net realized gain(loss)                                                               1,293,189
                                                                              ------------------

Change in unrealized appreciation/depreciation                                        1,413,947
                                                                              ------------------

Net increase(decrease) in net assets resulting
   from operations                                                             $      2,890,353
                                                                              ==================


                                                                                          Equity Index
                                                                              --------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS                                                 2006                2005
                                                                              ------------------ -------------------
Increase(decrease) in net assets from operations:
   Net investment income(loss)                                                 $        183,217   $        200,760
   Net realized gain(loss)                                                            1,293,189            741,142
   Net change in unrealized appreciation/depreciation                                 1,413,947           (204,744)
                                                                              ------------------ -------------------
Net increase(decrease) in net assets resulting
   from operations                                                                    2,890,353            737,158
                                                                              ------------------ -------------------

Net increase(decrease) from policyowner transactions:
   Payments received from policyowners                                                1,885,892          2,043,688
   Subaccounts transfers (including fixed account), net                                (410,517)        (1,334,842)
   Transfers for policyowner benefits and terminations                                 (646,011)          (766,534)
   Policyowner maintenance charges                                                     (721,748)          (760,985)
                                                                              ------------------ -------------------
Net increase(decrease) from policyowner transactions                                    107,616           (818,673)
                                                                              ------------------ -------------------

Total increase(decrease) in net assets                                                2,997,969            (81,515)
Net assets at beginning of period                                                    19,515,079         19,596,594
                                                                              ------------------ -------------------
Net assets at end of period                                                    $     22,513,048   $     19,515,079
                                                                              ================== ===================

The accompanying notes are an integral part of these financial statements.

                                                       Vanguard
--------------------------------------------------------------------------------------------------------------------
    Total Bond                             REIT Index                              Mid-Cap
-------------------                    ------------------                     ------------------

       2006                                   2006                                  2006
-------------------                    -------------------                    ------------------
 $        165,131                       $         64,493                       $         30,844
          (31,353)                               (26,077)                               (23,564)
-------------------                    -------------------                    ------------------
          133,778                                 38,416                                  7,280
-------------------                    -------------------                    ------------------


             ----                                204,228                                118,751
           (8,074)                                93,877                                154,118
-------------------                    -------------------                    ------------------
           (8,074)                               298,105                                272,869
-------------------                    -------------------                    ------------------

           32,479                                719,256                                161,281
-------------------                    -------------------                    ------------------


 $        158,183                       $      1,055,777                       $        441,430
===================                    ===================                    ==================

             Total Bond                             REIT Index                               Mid-Cap
-------------------------------------- -------------------------------------- --------------------------------------

       2006               2005                2006               2005               2006                2005
------------------- ------------------ ------------------- ------------------ ------------------- ------------------
 $        133,778    $        108,658   $         38,416   $         56,846    $          7,280   $          5,175
           (8,074)             24,434            298,105            297,947             272,869            128,888
           32,479             (78,938)           719,256            (62,859)            161,281            178,430
------------------- ------------------ ------------------- ------------------ ------------------- ------------------

          158,183              54,154          1,055,777            291,934             441,430            312,493
------------------- ------------------ ------------------- ------------------ ------------------- ------------------


          723,044             478,624            375,269            240,798             373,131            326,762
          465,332             312,152          1,330,507             50,301             458,310            (73,034)
         (168,818)           (333,474)          (104,826)           (70,567)           (123,305)           (61,236)
         (161,881)           (143,911)          (140,173)          (113,744)            (92,286)           (71,126)
------------------- ------------------ ------------------- ------------------ ------------------- ------------------
          857,677             313,391          1,460,777            106,788             615,850            121,366
------------------- ------------------ ------------------- ------------------ ------------------- ------------------

        1,015,860             367,545          2,516,554            398,722           1,057,280            433,859
        3,893,759           3,526,214          2,573,709          2,174,987           2,787,622          2,353,763
------------------- ------------------ ------------------- ------------------ ------------------- ------------------
 $      4,909,619    $      3,893,759   $      5,090,263   $      2,573,709    $      3,844,902   $      2,787,622
=================== ================== =================== ================== =================== ==================

                          AMERITAS LIFE INSURANCE CORP.
                              SEPARATE ACCOUNT LLVL
                        FOR THE PERIODS ENDED DECEMBER 31

                                                                                            Vanguard
                                                                              --------------------------------------
                                                                                Stock Market
                                                                                    Index
                                                                              ------------------

STATEMENTS OF OPERATIONS                                                            2006
                                                                              ------------------
Investment income:
   Dividend distributions received                                             $          8,716
   Mortality and expense risk charge                                                     (9,277)
                                                                              ------------------
Net investment income(loss)                                                                (561)
                                                                              ------------------

Realized gain(loss) on investments:
   Net realized gain distributions                                                       68,830
   Net realized gain(loss) on sale of fund shares                                         3,808
                                                                              ------------------
Net realized gain(loss)                                                                  72,638
                                                                              ------------------

Change in unrealized appreciation/depreciation                                          136,988
                                                                              ------------------

Net increase(decrease) in net assets resulting
   from operations                                                             $        209,065
                                                                              ==================


                                                                                       Stock Market Index
                                                                              --------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS                                                 2006                2005
                                                                              ------------------ -------------------
Increase(decrease) in net assets from operations:
   Net investment income(loss)                                                 $           (561)  $         (3,050)
   Net realized gain(loss)                                                               72,638                309
   Net change in unrealized appreciation/depreciation                                   136,988             45,214
                                                                              ------------------ -------------------
Net increase(decrease) in net assets resulting
   from operations                                                                      209,065             42,473
                                                                              ------------------ -------------------

Net increase(decrease) from policyowner transactions:
   Payments received from policyowners                                                  132,226             72,213
   Subaccounts transfers (including fixed account), net                                 910,341            760,009
   Transfers for policyowner benefits and terminations                                  (70,055)            (2,045)
   Policyowner maintenance charges                                                      (32,062)            (9,105)
                                                                              ------------------ -------------------
Net increase(decrease) from policyowner transactions                                    940,450            821,072
                                                                              ------------------ -------------------

Total increase(decrease) in net assets                                                1,149,515            863,545
Net assets at beginning of period                                                       863,545                ---
                                                                              ------------------ -------------------
Net assets at end of period                                                    $      2,013,060   $        863,545
                                                                              ================== ===================

The accompanying notes are an integral part of these financial statements.

                                                        Vanguard
--------------------------------------------------------------------------------------------------------------------
      Equity
      Income                                 Growth                               Balanced
-------------------                    ------------------                     ------------------

       2006                                   2006                                  2006
-------------------                    -------------------                    ------------------
 $        148,807                       $         26,561                       $        119,707
          (40,627)                               (52,833)                               (36,364)
-------------------                    -------------------                    ------------------
          108,180                                (26,272)                                83,343
-------------------                    -------------------                    ------------------


          245,257                                   ----                                147,873
           18,295                               (304,263)                                96,929
-------------------                    -------------------                    ------------------
          263,552                               (304,263)                               244,802
-------------------                    -------------------                    ------------------

          633,134                                476,326                                334,622
-------------------                    -------------------                    ------------------


 $      1,004,866                       $        145,791                       $        662,767
===================                    ===================                    ==================

            Equity Income                             Growth                                Balanced
-------------------------------------- -------------------------------------- --------------------------------------

       2006               2005                2006               2005               2006                2005
------------------- ------------------ ------------------- ------------------ ------------------- ------------------
 $        108,180    $         88,829   $        (26,272)  $        (18,883)   $         83,343   $         78,850
          263,552             297,932           (304,263)          (487,384)            244,802            142,045
          633,134            (216,329)           476,326          1,183,870             334,622             40,462
------------------- ------------------ ------------------- ------------------ ------------------- ------------------

        1,004,866             170,432            145,791            677,603             662,767            261,357
------------------- ------------------ ------------------- ------------------ ------------------- ------------------


          457,351             485,860            796,158            780,110             332,916            314,587
          354,500            (360,509)           500,771           (305,559)            279,500            189,856
         (619,977)           (343,305)          (644,734)          (550,235)           (218,094)          (278,731)
         (220,709)           (242,197)          (316,581)          (322,011)           (213,562)          (203,642)
------------------- ------------------ ------------------- ------------------ ------------------- ------------------
          (28,835)           (460,151)           335,614           (397,695)            180,760             22,070
------------------- ------------------ ------------------- ------------------ ------------------- ------------------

          976,031            (289,719)           481,405            279,908             843,527            283,427
        5,134,901           5,424,620          7,078,233          6,798,325           4,495,278          4,211,851
------------------- ------------------ ------------------- ------------------ ------------------- ------------------
 $      6,110,932    $      5,134,901   $      7,559,638   $      7,078,233    $      5,338,805   $      4,495,278
=================== ================== =================== ================== =================== ==================

                          AMERITAS LIFE INSURANCE CORP.
                              SEPARATE ACCOUNT LLVL
                        FOR THE PERIODS ENDED DECEMBER 31

                                                                                            Vanguard
                                                                              --------------------------------------
                                                                               High Yield Bond
                                                                              ------------------

STATEMENTS OF OPERATIONS                                                            2006
                                                                              ------------------
Investment income:
   Dividend distributions received                                             $        100,809
   Mortality and expense risk charge                                                    (11,228)
                                                                              ------------------
Net investment income(loss)                                                              89,581
                                                                              ------------------

Realized gain(loss) on investments:
   Net realized gain distributions                                                         ----
   Net realized gain(loss) on sale of fund shares                                          (535)
                                                                              ------------------
Net realized gain(loss)                                                                    (535)
                                                                              ------------------

Change in unrealized appreciation/depreciation                                           29,740
                                                                              ------------------

Net increase(decrease) in net assets resulting
   from operations                                                             $        118,786
                                                                              ==================


                                                                                         High Yield Bond
                                                                              --------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS                                                 2006                2005
                                                                              ------------------ -------------------
Increase(decrease) in net assets from operations:
   Net investment income(loss)                                                 $         89,581   $         95,991
   Net realized gain(loss)                                                                 (535)             4,406
   Net change in unrealized appreciation/depreciation                                    29,740            (74,403)
                                                                              ------------------ -------------------
Net increase(decrease) in net assets resulting
   from operations                                                                      118,786             25,994
                                                                              ------------------ -------------------

Net increase(decrease) from policyowner transactions:
   Payments received from policyowners                                                  147,099            132,985
   Subaccounts transfers (including fixed account), net                                 366,471           (212,485)
   Transfers for policyowner benefits and terminations                                  (36,159)           (30,819)
   Policyowner maintenance charges                                                      (68,258)           (69,188)
                                                                              ------------------ -------------------
Net increase(decrease) from policyowner transactions                                    409,153           (179,507)
                                                                              ------------------ -------------------

Total increase(decrease) in net assets                                                  527,939           (153,513)
Net assets at beginning of period                                                     1,371,610          1,525,123
                                                                              ------------------ -------------------
Net assets at end of period                                                    $      1,899,549   $      1,371,610
                                                                              ================== ===================

The accompanying notes are an integral part of these financial statements.

                                                     Vanguard
--------------------------------------------------------------------------------------------------------------------
                                                                                 Small Company
  International                           Diversified                               Growth
-------------------                    ------------------                     ------------------

       2006                                   2006                                  2006
-------------------                    -------------------                    ------------------
 $        139,511                       $         51,792                       $         25,333
          (97,118)                               (21,054)                               (53,525)
-------------------                    -------------------                    ------------------
           42,393                                 30,738                                (28,192)
-------------------                    -------------------                    ------------------


          114,145                                 33,933                                780,247
          235,464                                112,742                                111,127
-------------------                    -------------------                    ------------------
          349,609                                146,675                                891,374
-------------------                    -------------------                    ------------------

        2,668,734                                316,285                               (221,821)
-------------------                    -------------------                    ------------------


 $      3,060,736                       $        493,698                       $        641,361
===================                    ===================                    ==================


            International                           Diversified                       Small Company Growth
-------------------------------------- -------------------------------------- --------------------------------------

       2006               2005                2006               2005               2006                2005
------------------- ------------------ ------------------- ------------------ ------------------- ------------------
 $         42,393    $         51,748   $         30,738   $         15,549    $        (28,192)  $        (45,638)
          349,609             250,726            146,675             96,487             891,374            512,953
        2,668,734           1,090,313            316,285             55,286            (221,821)          (143,004)
------------------- ------------------ ------------------- ------------------ ------------------- ------------------


        3,060,736           1,392,787            493,698            167,322             641,361            324,311
------------------- ------------------ ------------------- ------------------ ------------------- ------------------


        1,107,117             793,527            413,010            320,734             708,746            575,967
        2,314,691           1,242,404            121,726            348,016             362,255            (92,167)
         (292,450)           (629,691)           (74,798)           (67,929)           (367,176)          (594,254)
         (357,732)           (281,953)           (87,116)           (80,441)           (252,053)          (231,497)
------------------- ------------------ ------------------- ------------------ ------------------- ------------------
        2,771,626           1,124,287            372,822            520,380             451,772           (341,951)
------------------- ------------------ ------------------- ------------------ ------------------- ------------------

        5,832,362           2,517,074            866,520            687,702           1,093,133            (17,640)
       10,647,761           8,130,687          2,596,973          1,909,271           6,559,467          6,577,107
------------------- ------------------ ------------------- ------------------ ------------------- ------------------
 $     16,480,123    $     10,647,761   $      3,463,493   $      2,596,973    $      7,652,600   $      6,559,467
=================== ================== =================== ================== =================== ==================

                          AMERITAS LIFE INSURANCE CORP.
                              SEPARATE ACCOUNT LLVL
                        FOR THE PERIODS ENDED DECEMBER 31

                                                                                           Wells Fargo
                                                                              --------------------------------------
                                                                                  Discovery
                                                                              ------------------

STATEMENTS OF OPERATIONS                                                            2006
                                                                              ------------------
Investment income:
   Dividend distributions received                                             $           ----
   Mortality and expense risk charge                                                     (1,308)
                                                                              ------------------
Net investment income(loss)                                                              (1,308)
                                                                              ------------------

Realized gain(loss) on investments:
   Net realized gain distributions                                                         ----
   Net realized gain(loss) on sale of fund shares                                        12,847
                                                                              ------------------
Net realized gain(loss)                                                                  12,847
                                                                              ------------------

Change in unrealized appreciation/depreciation                                           12,408
                                                                              ------------------

Net increase(decrease) in net assets resulting
   from operations                                                             $         23,947
                                                                              ==================


                                                                                            Discovery
                                                                              --------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS                                                 2006                2005
                                                                              ------------------ -------------------
Increase(decrease) in net assets from operations:
   Net investment income(loss)                                                 $         (1,308)  $           (813)
   Net realized gain(loss)                                                               12,847              3,755
   Net change in unrealized appreciation/depreciation                                    12,408             18,161
                                                                              ------------------ -------------------
Net increase(decrease) in net assets resulting
   from operations                                                                       23,947             21,103
                                                                              ------------------ -------------------

Net increase(decrease) from policyowner transactions:
   Payments received from policyowners                                                   26,703             16,261
   Subaccounts transfers (including fixed account), net                                   1,359            132,051
   Transfers for policyowner benefits and terminations                                   (1,385)              ----
   Policyowner maintenance charges                                                       (7,404)            (3,873)
                                                                              ------------------ -------------------
Net increase(decrease) from policyowner transactions                                     19,273            144,439
                                                                              ------------------ -------------------

Total increase(decrease) in net assets                                                   43,220            165,542
Net assets at beginning of period                                                       165,542               ----
                                                                              ------------------ -------------------
Net assets at end of period                                                    $        208,762   $        165,542
                                                                              ================== ===================

The accompanying notes are an integral part of these financial statements.


             Wells Fargo
--------------------------------------
   Opportunity
-------------------

       2006
-------------------

 $           ----
           (3,585)

-------------------
           (3,585)

-------------------


           52,779
           17,901

-------------------
           70,680

-------------------

          (14,231)

-------------------


 $         52,864

===================


             Opportunity
--------------------------------------

       2006               2005
------------------- ------------------

 $         (3,585)   $         (3,431)
           70,680              26,455
          (14,231)              6,039
------------------- ------------------

           52,864              29,063
------------------- ------------------


           28,022              33,863
            7,292             (81,011)
          (32,798)             (6,363)
          (14,240)            (16,848)
------------------- ------------------
          (11,724)            (70,359)
------------------- ------------------

           41,140             (41,296)
          479,186             520,482
------------------- ------------------
 $        520,326    $        479,186
=================== ==================

                          AMERITAS LIFE INSURANCE CORP.
                              SEPARATE ACCOUNT LLVL
                          NOTES TO FINANCIAL STATEMENTS
                FOR THE PERIODS ENDED DECEMBER 31, 2006 AND 2005

1.  ORGANIZATION

    Ameritas Life Insurance Corp. Separate Account LLVL (the Account) was established on October 26, 1995, under Nebraska law. The assets of the Account are held by Ameritas Life Insurance Corp. (ALIC) (an indirect wholly owned subsidiary of UNIFI Mutual Holding Company), are segregated from all of ALIC's other assets and are used only to support variable life products issued by ALIC.

    Management believes these financial statements should be read in conjunction with the policyowner statements and policy and fund prospectuses.

    The Account is registered under the Investment Company Act of 1940, as amended, as a unit investment trust. The Account is made up of variable investment options called subaccounts for which accumulation units are separately maintained. Each subaccount corresponds to a single underlying non-publicly traded portfolio issued through a series fund. At December 31, 2006 there are forty-six subaccounts available within the Account:

    Calvert Asset Management                                 Fidelity Management & Research Company
    Company, Inc. (Advisor) (See Note 3)                        Fidelity
      Calvert (Fund)                                             *Contrafund IC
       *Balanced (Subaccount)                                     (Commenced November 22, 2005)
        (Commenced September 13, 2000)                           *Contrafund SC
       *International Equity                                      (Commenced September 25, 2000)
        (Commenced June 7, 2000)                                 *High Income SC
       *Mid Cap                                                   (Commenced December 7, 2000)
        (Commenced July 24, 2000)                                *Inv. Grade Bond IC
       *Small Cap                                                 (Commenced December 18, 2000)
        (Commenced September 13, 2000)                           *Mid Cap SC
                                                                  (Commenced September 5, 2000)
      Ameritas                                                   *Overseas IC
       *Income and Growth                                         (Commenced June 3, 2005)
        (Commenced November 18, 2005)
       *MidCap                                                AIM Advisors, Inc.
        (Commenced July 5, 2000)                                AIM
       *Small Cap                                                *Financial
        (Commenced August 28, 2000)                               (Commenced May 10, 2001)
                                                                 *Health (formerly AIM V.I. Health Sciences)
    Deutsche Asset Management, Inc.                               (Commenced May 10, 2001)
      Scudder                                                    *Technology
       *Equity 500                                                (Commenced May 2, 2001)
        (Commenced November 29, 1999)
       *Small Cap                                             Janus Capital Management LLC
        (Commenced January 31, 2000)                             Janus
                                                                  *Growth
                                                                   (Commenced March 21, 2003)


                                     FS-29

1.  ORGANIZATION, continued

   Neuberger Berman Management Inc.                          The Vanguard Group Inc. and Wellington Management
      Neuberger Berman                                       Company, LLP
       *Balanced                                                Vanguard
        (Commenced January 31, 1996)                             *Equity Income
       *Growth                                                    (Commenced February 6, 1996)
        (Commenced January 22, 1996)
       *Guardian                                             AllianceBerstein  L.P. and
        (Commenced January 31, 2000)                         William Blair & Company, L.L.C.
       *Limited Maturity Bond                                   Vanguard
        (Commenced February 6, 1996)                             *Growth
       *Mid-Cap                                                   (Commenced January 22, 1996)
        (Commenced January 31, 2000)
       *Partners                                             Wellington Management Company, LLP
        (Commenced January 31, 1996)                            Vanguard
                                                                 *Balanced
    Rydex Global Advisors                                         (Commenced February 12, 1996)
      Rydex                                                      *High Yield Bond
       *Nova                                                      (Commenced March 10, 1997)
        (Commenced July 6, 1999)
       *OTC                                                  Schroder Investment Management North America, Inc.
        (Commenced July 6, 1999)                             and Ballie Gifford Overseas Ltd
       *Precious Metals                                         Vanguard
        (Commenced August 10, 1999)                              *International
       *Inv. S&P 500 (formerly Ursa)                              (Commenced January 22, 1996)
        (Commenced November 1, 1999)
       *Gov. Long Bond (formerly U.S. Government             Barrow, Hanley, Mewhinney & Strauss, Inc.
        Bond)                                                   Vanguard
        (Commenced July 20, 1999)                                *Diversified
                                                                  (Commenced May 21, 2001)
    Third Avenue Management LLC
      Third Avenue                                           Granahan Investment Management, Inc. and
       *Value                                                Grantham, Mayo, Van Otterloo & Co. LLC
        (Commenced May 3, 2001)                                 Vanguard
                                                                 *Small Company Growth
    The Vanguard Group Inc.                                       (Commenced January 29, 1997)
      Vanguard
       *Money Market                                         Wells Fargo Funds Management
        (Commenced January 9, 1996)                             Wells Fargo
       *Equity Index                                             *Discovery
        (Commenced January 31, 1996)                              (Commenced April 8, 2005)
       *Total Bond                                               *Opportunity (formerly Opportuity Fund II,
        (Commenced February 12, 1996)                             which was advised by Strong Capital
       *REIT Index                                                Management, Inc.)
        (Commenced May 1, 2001)                                   (Commenced May 3, 2001)
       *Mid-Cap
        (Commenced May 17, 2001)
       *Stock Market Index
        (Commenced May 9, 2005)

2. ACCOUNTING POLICIES

    USE OF ESTIMATES
    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

    INVESTMENTS
    The assets of the subaccounts are carried at the net asset value of the underlying portfolios, adjusted for the accrual of dividends. The value of the policyowners' units corresponds to the investment in the underlying subaccounts. The availability of investment portfolio and subaccount options may vary between products. Share transactions and security transactions are accounted for on a trade date basis.

    Income from dividends and gains from realized gain distributions are recorded on the ex-distribution date. Realized gains and losses on the sales of investments represent the difference between the proceeds from sales of investments by the subaccounts and the cost of such shares, which is determined on a weighted average cost basis.

    FEDERAL AND STATE TAXES
    The operations of the Account are included in the federal income tax return of ALIC, which is taxed as a life insurance company under the Internal Revenue Code. ALIC has the right to charge the Account any federal income taxes, or provision for federal income taxes, attributable to the operations of the Account or to the policies funded in the Account. Charges for state and local taxes, if any, attributable to the Account may also be made. Currently, ALIC does not make a charge for income taxes or other taxes.

3.  RELATED PARTIES

    Affiliates of ALIC provided management, administrative and investment advisory services for the Ameritas and Calvert subaccounts for a fee. These fees are reflected in the daily value of the underlying portfolio share price. The fee is computed separately for each underlying portfolio on daily average net assets, at an annual rate, as of December 31, 2006 and 2005, as follows:

                                                                      Investment Advisory         Management/
                                                                              Fee            Administrative Fee(1)
                                                                     ----------------------  -----------------------
     Ameritas:
       Income and Growth                                                     0.00625                 0.00050
       MidCap                                                                0.00800                 0.00050
       Small Cap                                                             0.00850                 0.00050
     Calvert:
       Balanced                                                              0.00425                 0.00275
       International Equity                                                  0.00750                 0.00350
       Mid Cap                                                               0.00650                 0.00250
       Small Cap                                                             0.00750                 0.00250

    (1) The administrative fee for the Ameritas portfolios is .0005 annually, with a $50,000 minimum annual fee.

4.  PURCHASES AND SALES OF INVESTMENTS

    The cost of purchases and proceeds from sales of investments in the subaccounts for the periods ended December 31, 2006 were as follows:

                                                                           Purchases                 Sales
                                                                     ----------------------  ----------------------
    Calvert:
      Balanced                                                         $            28,807      $           11,032
      International Equity                                                         502,735                 268,160
      Mid Cap                                                                       99,197                  93,762
      Small Cap                                                                     57,709                  82,948

    Ameritas:
      Income and Growth                                                            337,606                 360,954
      MidCap                                                                        54,475                  42,090
      Small Cap                                                                     11,607                     477

    Scudder:
      Equity 500                                                                   222,679                 850,567
      Small Cap                                                                    403,990                 290,905

    Fidelity:
      Contrafund IC                                                              1,607,945                 290,460
      Contrafund SC                                                                405,101                 219,832
      High Income SC                                                                 3,824                   2,147
      Inv. Grade Bond IC                                                            84,092                  45,139
      Mid Cap SC                                                                 1,615,516               1,140,684
      Overseas IC                                                                2,470,002                 762,761

    AIM:
      Financial                                                                    107,080                  59,650
      Health                                                                        89,782                  73,480
      Technology                                                                   346,181                 261,544

    Janus:
      Growth                                                                         1,112                  31,109

    Neuberger Berman:
      Balanced                                                                     254,102                 146,311
      Growth                                                                       330,358                 542,051
      Guardian                                                                       8,667                   8,971
      Limited Maturity Bond                                                        155,128                 153,824
      Mid-Cap                                                                        1,691                     892
      Partners                                                                   1,307,203                 923,558

    Rydex:
      Nova                                                                       3,385,787               3,464,239
      OTC                                                                        1,111,102               1,508,967
      Precious Metals                                                            2,504,912               1,929,823
      Inv. S&P 500                                                               2,355,624               2,294,387
      Gov. Long Bond                                                               488,055                 425,454

    Third Avenue:
      Value                                                                      2,563,392               1,160,549


                                     FS-32

4.  PURCHASES AND SALES OF INVESTMENTS, continued
                                                                           Purchases                 Sales

----------------------------------------------------------           ----------------------  ----------------------
    Vanguard:
      Money Market                                                     $        13,670,893      $       12,172,209
      Equity Index                                                               3,489,455               1,907,811
      Total Bond                                                                 1,398,895                 407,440
      REIT Index                                                                 2,245,117                 541,697
      Mid-Cap                                                                    1,494,076                 752,194
      Stock Market Index                                                         1,133,127                 124,408
      Equity Income                                                              1,227,279                 902,676
      Growth                                                                     1,395,320               1,085,978
      Balanced                                                                   1,155,751                 743,775
      High Yield Bond                                                              628,356                 129,622
      International                                                              3,796,562                 868,398
      Diversified                                                                1,178,651                 741,159
      Small Company Growth                                                       2,284,451               1,080,624

    Wells Fargo:
      Discovery                                                                    118,896                 100,932
      Opportunity                                                                  141,048                 103,578

5. UNIT VALUES

    The unit value, units, net assets, investment income ratio (Inv. Income Ratio), expense ratio and total return (certain of which are defined below) are included in the following table (amounts have been rounded).

    Inv. Income Ratio - The Inv. Income Ratio represents the dividend distributions received divided by average daily net assets. This ratio excludes the mortality and expense risk charge and is affected by the timing of the declaration of dividends by the underlying fund portfolio.

    Expense Ratio - The Expense Ratio represents the annualized contract expenses of the subaccounts for the period indicated and includes only those expenses that are charged through a reduction of the unit value. Included in this category are mortality and expense charges. These fees range between .60 percent and .75 percent (annualized) of net assets, depending on the product selected. Expenses of the underlying fund portfolios and charges made directly to policyowner accounts through the redemption of units are excluded. For this separate account, charges made through the redemption of units ranged up to $9 per policy monthly, depending on the product selected. On all life insurance policies, cost of insurance is charged to each policyowner monthly through the redemption of units. The cost of insurance is determined based upon several variables, including policyowners death benefit amount and account value.

    Total Return - The Total Return represents the change in the unit value reported year-to-date, however, subaccounts which commenced during a year, as shown in Note 1, are based on shorter return periods. These percentages do not include any expenses assessed through the redemption of units. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

    Total returns and expense ratios in this disclosure may not be applicable to all policies.



5. UNIT VALUES, continued
                                    At December 31                        For the Periods Ended December 31
                    ---------------------------------------------- -------------------------------------------------
                                                                     Inv.
                           Unit                        Net Assets    Income         Expense             Total
                         Value ($)         Units           ($)       Ratio %        Ratio %            Return %
                    ------------------- ------------ ------------- ----------- ----------------- -------------------
                        Min     Max                                               Min     Max       Min       Max
 Calvert:
 Balanced
 2006                   2.43    2.43         23,910         58,137     2.84       0.75    0.75      7.96      7.96
 2005                   2.25    2.25         16,891         38,042     0.76       0.75    0.75      4.87      4.87
 2004                   2.15    2.15         88,205        189,436     4.94       0.75    0.75      7.45      7.45
 2003                   2.00    2.00          2,094          4,186     0.42       0.75    0.75     18.44     18.44
 2002                   1.69    1.69          3,285          5,545     5.98       0.75    0.75    (12.81)   (12.81)

 International Equity
 2006                  26.03   28.12         14,656        402,702     0.92       0.60    0.75     26.58     26.77
 2005                  20.53   22.21          6,797        149,758     0.29       0.60    0.75      9.12      9.27
 2004                  18.79   20.36          9,317        189,547     2.17       0.60    0.75     17.07     17.23
 2003                  16.03   17.39          2,630         45,620     4.65       0.60    0.75     30.71     30.85
 2002                  12.25   13.30            476          6,234    ----        0.60    0.75    (15.59)   (15.47)

 Mid Cap
 2006                  31.09   31.09         16,144        501,964    ----        0.75    0.75      6.08 6.08
 2005                  29.31   29.31         15,797        463,024    ----        0.75    0.75     (0.33)    (0.33)
 2004                  29.41   29.41         18,092        532,035    ----        0.75    0.75      8.52      8.52
 2003                  27.10   27.10         18,033        488,688    ----        0.75    0.75     30.71     30.71
 2002                  20.73   20.73         18,058        374,410    ----        0.60    0.75    (28.76)    (7.88)

 Small Cap
 2006                  16.31   16.31          3,965         64,660    ----        0.75    0.75      0.04      0.04
 2005                  16.30   16.30          5,301         86,430    ----        0.75    0.75     (9.84)    (9.84)
 2004                  18.08   18.08          4,557         82,395    ----        0.75    0.75      9.63      9.63
 2003                  16.49   16.49          3,288         54,239     0.80       0.75    0.75     38.55     38.55
 2002                  11.91   11.91          5,766         68,644     0.48       0.60    0.75    (23.12)    (0.91)

 Ameritas:
 Income and Growth
 2006                 14.44    14.46         40,993        592,107     0.95       0.60    0.75      9.41      9.58
 2005                 13.20    13.20         42,180        556,627     0.34       0.60    0.75      1.27      1.29
 2004                ----     ----             ----           ----    ----      ----    ----      ----      ----
 2003                ----     ----             ----           ----    ----      ----    ----      ----      ----
 2002                ----     ----             ----           ----    ----      ----    ----      ----      ----

 MidCap
 2006                  44.89   44.89          5,412        242,983    ----        0.60    0.60      8.60      8.60
 2005                  41.34   41.34          5,762        238,199    ----        0.60    0.60     10.61     10.61
 2004                  37.37   37.37          4,664        174,324    ----        0.60    0.60     12.72     12.72
 2003                  33.16   33.16          4,490        148,862    ----        0.60    0.60     46.42     46.42
 2002                  22.64   22.64          3,734         84,554    ----        0.60    0.60    (30.32)   (30.32)

                                     FS-34


5. UNIT VALUES, continued
                                    At December 31                        For the Periods Ended December 31
                    ---------------------------------------------- -------------------------------------------------
                                                                     Inv.
                           Unit                        Net Assets    Income         Expense             Total
                         Value ($)         Units           ($)       Ratio %        Ratio %            Return %
                    ------------------- ------------ ------------- ----------- ----------------- -------------------
                        Min     Max                                               Min     Max       Min       Max
 Ameritas, continued:
 Small Cap
 2006                  32.40   32.40            996         32,258    ----        0.60    0.60     19.84     19.84
 2005                  27.04   27.04            626         16,937    ----        0.60    0.60      2.02      2.02
 2004                  26.50   26.50            571         15,125    ----        0.60    0.60      1.73      1.73
 2003                  26.05   26.05            464         12,075     ----       0.60    0.60     38.05     38.05
 2002                  18.87   18.87            355          6,693     ----       0.60    0.60    (35.62)   (35.62)

 Scudder:
 Equity 500
 2006                  15.53   15.53        149,967      2,328,310     1.09       0.60    0.60     14.83     14.83
 2005                  13.52   13.52        196,160      2,652,080     1.56       0.60    0.60      4.05      4.05
 2004                  12.99   12.99        218,245      2,835,733     1.10       0.60    0.60      9.93      9.93
 2003                  11.82   11.82        219,477      2,594,133     1.19       0.60    0.60     27.39     27.39
 2002                   9.28    9.28        225,507      2,092,238     1.01       0.60    0.60    (22.78)   (22.78)

 Small Cap
 2006                  18.23   18.28         96,802      1,767,676     0.62       0.60    0.75     16.62     16.79
 2005                  15.63   15.65         94,039      1,471,122     0.62       0.60    0.75      3.49      3.64
 2004                  15.10   15.10         84,618      1,277,904     0.40       0.60    0.75     16.88     17.05
 2003                  12.90   12.92         77,266        997,496     0.85       0.60    0.75     45.35     45.56
 2002                   8.86    8.89         57,859        513,224     0.69       0.60    0.75    (21.17)   (21.05)

 Fidelity:
 Contrafund IC
 2006                  34.38   34.38         46,444      1,596,805     1.67       0.75    0.75     10.89     10.89
 2005                  31.01   31.01          9,097        282,064    ----        0.75    0.75     (0.01)    (0.01)
 2004                 ----    ----             ----           ----    ----      ----    ----      ----      ----
 2003                 ----    ----             ----           ----    ----      ----    ----      ----      ----
 2002                 ----    ----             ----           ----    ----      ----    ----      ----      ----

 Contrafund SC
 2006                  34.90   34.90         13,447        469,291     1.15       0.60    0.60     10.93     10.93
 2005                  31.46   31.46          9,137        287,487     0.16       0.60    0.60     16.15     16.15
 2004                  27.09   27.09          5,011        135,735     0.25       0.60    0.60     14.65     14.65
 2003                  23.63   23.63          2,956         69,831     0.27       0.60    0.60     27.59     27.59
 2002                  18.52   18.52          1,993         36,896     0.55       0.60    0.60     (9.96)    (9.96)

 High Income SC
 2006                  10.11   10.11          3,835         38,777     7.65       0.60    0.60     10.52     10.52
 2005                   9.15    9.15          3,931         35,961    14.97       0.60    0.60      1.91      1.91
 2004                   8.98    8.98          3,264         29,304     7.79       0.60    0.60      8.81      8.81
 2003                   8.25    8.25          3,202         26,414     0.95       0.60    0.60     26.21     26.21
 2002                   6.54    6.54            484          3,163     1.33       0.60    0.60      2.99      2.99


                                     FS-35



5. UNIT VALUES, continued
                                    At December 31                        For the Periods Ended December 31
                    ---------------------------------------------- -------------------------------------------------
                                                                     Inv.
                           Unit                        Net Assets    Income         Expense             Total
                         Value ($)         Units           ($)       Ratio %        Ratio %            Return %
                    ------------------- ------------ ------------- ----------- ----------------- -------------------
                        Min     Max                                               Min     Max       Min       Max
 Fidelity, continued:
 Inv. Grade Bond IC
 2006                  17.03   17.03         31,317        533,289     3.95       0.60    0.60      3.73      3.73
 2005                  16.42   16.42         30,063        493,533     3.41       0.60    0.60      1.58      1.58
 2004                  16.16   16.16         27,067        437,414     4.09       0.60    0.60      3.83      3.83
 2003                  15.56   15.56         25,193        392,122     2.83       0.60    0.60      4.58      4.58
 2002                  14.88   14.88         19,145        284,929     3.68       0.60    0.60      9.68      9.68

 Mid Cap SC
 2006                  38.84   39.09         97,450      3,788,221     0.25       0.60    0.75     11.75     11.92
 2005                  34.75   34.93         95,709      3,328,881    ----        0.60    0.75     17.33     17.50
 2004                  29.62   29.73         64,855      1,922,170    ----        0.60    0.75     23.84     24.03
 2003                  23.92   23.97         51,167      1,224,090     0.29       0.60    0.75     37.51     37.71
 2002                  17.39   17.41         41,811        727,320     0.46       0.60    0.75    (10.56)   (10.43)

 Overseas IC
 2006                  24.05   24.14         98,852      2,384,752     0.31       0.60    0.75     17.20     17.38
 2005                  20.52   20.57         18,105        372,073    ----        0.60    0.75     11.85     20.93
 2004                 ----    ----             ----           ----    ----      ----    ----      ----      ----
 2003                 ----    ----             ----           ----    ----      ----    ----      ----      ----
 2002                 ----    ----             ----           ----    ----      ----    ----      ----      ----

 AIM:
 Financial
 2006                  17.67   17.90          8,734        154,552     2.26       0.60    0.75     15.58     15.75
 2005                  15.29   15.46          5,917         90,602     1.93       0.60    0.75      5.12      5.28
 2004                  14.55   14.69          4,183         60,938     0.82       0.60    0.75      7.86      8.01
 2003                  13.49   13.60          3,155         42,581     0.47       0.60    0.75     28.62     28.78
 2002                  10.48   10.56          4,245         44,523     0.43       0.60    0.75    (15.53)    (3.05)

 Health
 2006                  20.69   20.98         14,938        309,299    ----        0.60    0.75      4.45      4.60
 2005                  19.81   20.05         13,937        276,163    ----        0.60    0.75      7.34      7.49
 2004                  18.45   18.66         15,501        286,112    ----        0.60    0.75      6.77      6.94
 2003                  17.28   17.45         13,984        241,728    ----        0.60    0.75     26.84     27.01
 2002                  13.63   13.74         17,556        239,245    ----        0.60    0.75    (25.01)    (8.37)

 Technology
 2006                  13.42   13.74         27,435        369,094    ----        0.60    0.75      9.66      9.82
 2005                  12.24   12.51         20,643        253,286    ----        0.60    0.75      1.41      1.57
 2004                  12.07   12.31         58,824        710,552    ----        0.60    0.75      3.85      4.00
 2003                  11.62   11.84         51,331        596,850    ----        0.60    0.75     15.51     44.21
 2002                   8.06    8.06         24,672        198,855    ----        0.75    0.75    (47.24)   (47.24)


                                     FS-36


5. UNIT VALUES, continued
                                    At December 31                        For the Periods Ended December 31
                    ---------------------------------------------- -------------------------------------------------
                                                                     Inv.
                           Unit                        Net Assets    Income         Expense             Total
                         Value ($)         Units           ($)       Ratio %        Ratio %            Return %
                    ------------------- ------------ ------------- ----------- ----------------- -------------------
                        Min     Max                                               Min     Max       Min       Max
 Janus:
 Growth
 2006                  22.71   22.71         10,536        239,330     0.48       0.75    0.75     10.55     10.55
 2005                  20.55   20.55         11,913        244,780     0.34       0.75    0.75      3.51      3.51
 2004                  19.85   19.85         13,588        269,714     0.15       0.75    0.75      3.74      3.74
 2003                  19.14   19.14         12,599        241,092     0.09       0.75    0.75     25.81     25.81
 2002                 ----    ----             ----           ----    ----      ----    ----      ----      ----

 Neuberger Berman:
 Balanced
 2006                  18.25   32.50         35,012        949,512     0.82       0.60    0.75      9.85     10.01
 2005                  16.59   29.59         30,820        764,929     0.92       0.60    0.75      8.37      8.53
 2004                  15.29   27.30         40,231        972,618     1.45       0.60    0.75      8.49      8.66
 2003                  14.07   25.17         33,199        726,462     1.76       0.60    0.75     15.42     15.59
 2002                  12.17   21.80         31,743        591,450     2.41       0.60    0.75    (17.76)   (17.64)

 Growth
 2006                  48.95   48.95         33,681      1,648,780    ----        0.75    0.75     13.22     13.22
 2005                  43.24   43.24         38,459      1,662,859    ----        0.75    0.75     12.66     12.66
 2004                  38.38   38.38         32,439      1,245,003    ----        0.75    0.75     15.73     15.73
 2003                  33.16   33.16         33,407      1,107,880    ----        0.75    0.75     30.43     30.43
 2002                  25.43   25.43         38,012        966,492    ----        0.75    0.75    (31.68)   (31.68)

 Guardian
 2006                  20.83   20.83          4,676         97,423     0.69       0.60    0.60     12.70     12.70
 2005                  18.49   18.49          4,699         86,866     0.13       0.60    0.60      7.75      7.75
 2004                  17.16   17.16          5,931        101,769     0.12       0.60    0.60     15.12     15.12
 2003                  14.90   14.90          7,217        107,557     0.90       0.60    0.60     30.98     30.98
 2002                  11.38   11.38          7,907         89,965     0.74       0.60    0.60    (26.89)   (26.89)

 Limited Maturity Bond
 2006                  14.97   21.35         23,842        508,670     3.18       0.60    0.75      3.43      3.45
 2005                  14.47   20.65         25,284        502,223     3.03       0.60    0.75      0.69      0.84
 2004                  14.35   20.50         23,411        463,763     2.92       0.60    0.75      0.03      0.18
 2003                  14.32   20.50         31,461        632,224     4.56       0.60    0.75      1.66      1.82
 2002                  14.07   20.16         18,889        372,013     4.38       0.60    0.75      4.55      4.71

 Mid-Cap
 2006                  22.26   22.26            739         16,440    ----        0.60    0.60     14.01     14.01
 2005                  19.52   19.52            696         13,583    ----        0.60    0.60     13.06     13.06
 2004                  17.27   17.27          1,149         19,833    ----        0.60    0.60     15.61     15.61
 2003                  14.94   14.94          1,179         17,615    ----        0.60    0.60     27.31     27.31
 2002                  11.73   11.73          2,726         31,975    ----        0.60    0.60    (29.76)   (29.76)


                                     FS-37

5. UNIT VALUES, continued
                                    At December 31                        For the Periods Ended December 31
                    ---------------------------------------------- -------------------------------------------------
                                                                     Inv.
                           Unit                        Net Assets    Income         Expense             Total
                         Value ($)         Units           ($)       Ratio %        Ratio %            Return %
                    ------------------- ------------ ------------- ----------- ----------------- -------------------
                        Min     Max                                               Min     Max       Min       Max
 Neuberger Berman, continued:
 Partners
 2006                  36.68   36.68        106,069      3,890,949     0.73       0.75    0.75     11.41     11.41
 2005                  32.93   32.93        106,958      3,521,816     1.02       0.75    0.75     17.17     17.17
 2004                  28.10   28.10         93,573      2,629,614     0.01       0.75    0.75     18.09     18.09
 2003                  23.80   23.80         96,082      2,286,555    ----        0.75    0.75     34.09     34.09
 2002                  17.75   17.75        107,018      1,899,303     0.52       0.75    0.75    (24.71)   (24.71)

 Rydex:
 Nova
 2006                  13.78   14.33         58,048        827,572     1.26       0.60    0.75     18.39     18.56
 2005                  11.62   12.11         65,483        789,542     0.35       0.60    0.75      3.19      3.35
 2004                  11.25   11.73         80,770        940,907     0.05       0.60    0.75     13.77     13.94
 2003                   9.87   10.31         34,909        357,121    ----        0.60    0.75     38.16     38.36
 2002                   7.13    7.46         31,478        233,027     6.85       0.60    0.75    (36.20)   (36.11)

 OTC
 2006                  15.33   15.52         74,339      1,152,542    ----        0.60    0.75      4.99      5.14
 2005                  14.58   14.78        101,835      1,504,114    ----        0.60    0.75      0.36      0.51
 2004                  14.50   14.73        141,057      2,075,526    ----        0.60    0.75      8.53      8.69
 2003                  13.35   13.57        113,358      1,536,709    ----        0.60    0.75     44.34     44.55
 2002                   9.23    9.40         92,264        865,957    ----        0.60    0.75    (39.32)   (39.22)

 Precious Metals
 2006                  11.93   12.09        139,032      1,660,108    ----        0.60    0.75     20.53     20.71
 2005                   9.90   10.02         89,420        885,173    ----        0.60    0.75     19.99     20.17
 2004                   8.25    8.34         99,037        817,418    ----        0.60    0.75    (14.86)   (14.72)
 2003                   9.69    9.77         97,741        947,914    ----        0.60    0.75     39.87     40.10
 2002                   6.93    6.98         69,606        482,703    ----        0.60    0.75     44.49     44.72

 Inv. S&P 500
 2006                   4.65    5.17         70,489        364,188     6.25       0.60    0.75     (8.19)    (8.06)
 2005                   5.06    5.63         65,141        366,503    ----        0.60    0.75     (1.51)    (1.37)
 2004                   5.13    5.72         93,524        534,450    ----        0.60    0.75    (10.88)   (10.73)
 2003                   5.75    6.42        134,106        860,150    ----        0.60    0.75    (25.63)   (24.22)
 2002                   8.47    8.47        147,410      1,248,653     1.42       0.75    0.75     20.74     20.74

 Gov. Long Bond
 2006                  15.04   15.44         25,726        397,017     3.65       0.60    0.75     (3.86)    (3.75)
 2005                  15.63   16.06         22,191        356,387     3.31       0.60    0.75      6.91      7.05
 2004                  14.60   15.02         17,347        260,576     3.46       0.60    0.75      7.61      7.76
 2003                  13.55   13.96         19,329        269,829     3.28       0.60    0.75     (1.31)    (0.70)
 2002                  13.64   14.15         31,661        447,359     3.67       0.60    0.75     17.74     17.87


                                     FS-38



5. UNIT VALUES, continued
                                    At December 31                        For the Periods Ended December 31
                    ---------------------------------------------- -------------------------------------------------
                                                                     Inv.
                           Unit                        Net Assets    Income         Expense             Total
                         Value ($)         Units           ($)       Ratio %        Ratio %            Return %
                    ------------------- ------------ ------------- ----------- ----------------- -------------------
                        Min     Max                                               Min     Max       Min       Max
 Third Avenue:
 Value
 2006                  33.56   33.86        221,047      7,429,657     1.39       0.60    0.75     14.92     15.09
 2005                  29.20   29.42        187,979      5,496,854     1.47       0.60    0.75     13.78     13.95
 2004                  25.67   25.82        165,368      4,248,483     0.54       0.60    0.75     19.00     19.18
 2003                  21.57   21.66        100,911      2,177,966     0.18       0.60    0.75     41.48     41.69
 2002                  15.25   15.29         73,135      1,115,650     0.19       0.60    0.75    (11.38)   (11.25)

 Vanguard:
 Money Market
 2006                   1.12    1.42      8,247,167     11,514,662     4.95       0.60    0.75      4.26      4.41
 2005                   1.07    1.37      7,604,541     10,015,978     3.14       0.60    0.75      2.41      2.57
 2004                   1.04    1.33      6,946,633      9,109,891     1.27       0.60    0.75      0.52      0.67
 2003                   1.03    1.33      8,088,997     10,558,980     1.01       0.60    0.75      0.26      0.41
 2002                   1.03    1.32      9,276,801     11,957,830     1.70       0.60    0.75      0.96      1.11

 Equity Index
 2006                  38.89   41.07        550,357     22,513,048     1.63       0.60    0.75     14.85     15.02
 2005                  33.81   35.76        548,165     19,515,079     1.80       0.60    0.75      4.02      4.17
 2004                  32.46   34.38        571,624     19,596,594     1.33       0.60    0.75      9.98     10.14
 2003                  29.47   31.26        611,181     19,014,161     1.36       0.60    0.75     27.51     27.70
 2002                  23.08   24.51        554,245     13,555,706     1.66       0.60    0.75    (22.69)   (22.57)

 Total Bond
 2006                  13.74   18.14        275,389      4,909,619     3.87       0.60    0.75      3.53      3.69
 2005                  13.25   17.53        226,154      3,893,759     3.73       0.60    0.75      1.64      1.79
 2004                  13.02   17.24        207,835      3,526,214     5.02       0.60    0.75      3.43      3.58
 2003                  12.57   16.67        209,124      3,429,561     4.84       0.60    0.75      3.25      3.40
 2002                  12.15   16.15        203,084      3,227,967     3.65       0.60    0.75      7.50      7.66

 REIT Index
 2006                  34.51   34.84        147,307      5,090,263     1.79       0.60    0.75     33.93     34.13
 2005                  25.77   25.98         99,774      2,573,709     3.01       0.60    0.75     11.00     11.17
 2004                  23.21   23.37         93,520      2,174,987     2.16       0.60    0.75     29.54     29.74
 2003                  17.92   18.01         77,926      1,397,153     3.66       0.60    0.75     34.48     34.68
 2002                  13.32   13.37         75,531      1,006,627     2.84       0.60    0.75      2.76      2.91

 Mid-Cap
 2006                  22.64   22.84        169,540      3,844,902     0.94       0.60    0.75     12.91     13.08
 2005                  20.05   20.20        138,797      2,787,622     0.93       0.60    0.75     13.13     13.30
 2004                  17.73   17.83        132,630      2,353,763     0.79       0.60    0.75     19.42     19.60
 2003                  14.84   14.91         94,734      1,406,837     0.70       0.60    0.75     33.07     33.27
 2002                  11.16   11.18         83,149        927,764     0.98       0.60    0.75    (15.28)   (15.15)


                                     FS-39

5. UNIT VALUES, continued
                                    At December 31                        For the Periods Ended December 31
                    ---------------------------------------------- -------------------------------------------------
                                                                     Inv.
                           Unit                        Net Assets    Income         Expense             Total
                         Value ($)         Units           ($)       Ratio %        Ratio %            Return %
                    ------------------- ------------ ------------- ----------- ----------------- -------------------
                        Min     Max                                               Min     Max       Min       Max
 Vanguard, continued:
 Stock Market Index
 2006                  33.68   33.78         59,763      2,013,060    0.68        0.60    0.75     14.66     14.84
 2005                  29.37   29.41         29,397        863,545    ----        0.60    0.75      5.99      8.41
 2004                 ----    ----             ----           ----    ----      ----    ----      ----      ----
 2003                 ----    ----             ----           ----    ----      ----    ----      ----      ----
 2002                 ----    ----             ----           ----    ----      ----    ----      ----      ----

 Equity Income
 2006                  29.25   35.45        173,661      6,110,932     2.71       0.60    0.75     19.80     19.98
 2005                  24.38   29.59        174,828      5,134,901     2.49       0.60    0.75      3.36      3.52
 2004                  23.55   28.62        190,374      5,424,620     2.32       0.60    0.75     12.47     12.64
 2003                  20.91   25.45        201,520      5,090,487     2.68       0.60    0.75     23.51     23.70
 2002                  16.90   20.61        198,287      4,076,267     2.85       0.60    0.75    (14.40)   (14.27)

 Growth
 2006                  13.69   20.11        380,543      7,559,638     0.37       0.60    0.75      1.16      1.31
 2005                  13.52   19.88        359,598      7,078,233     0.46       0.60    0.75     10.66     10.83
 2004                  12.20   17.96        381,376      6,798,325     0.45       0.60    0.75      6.45      6.61
 2003                  11.44   16.88        398,803      6,693,645     0.36       0.60    0.75     25.19     25.38
 2002                   9.12   13.48        395,193      5,311,719     0.45       0.60    0.75    (36.37)   (36.27)

 Balanced
 2006                  37.75   37.75        141,411      5,338,805     2.45       0.75    0.75     14.11     14.11
 2005                  33.09   33.09        135,865      4,495,278     2.57       0.75    0.75      6.03      6.03
 2004                  31.20   31.20        134,981      4,211,851     2.52       0.75    0.75     10.46     10.46
 2003                  28.25   28.25        140,657      3,973,453     3.04       0.75    0.75     19.55     19.55
 2002                  23.63   23.63        152,033      3,592,347     3.68       0.75    0.75     (7.41)    (7.41)

 High Yield Bond
 2006                  11.26   16.42        119,270      1,899,549     6.57       0.60    0.75      7.47      7.63
 2005                  10.46   15.28         93,319      1,371,610     7.60       0.60    0.75      1.99      2.14
 2004                  10.24   14.98        104,024      1,525,123     7.33       0.60    0.75      7.71      7.88
 2003                   9.49   13.91        119,637      1,638,090     6.02       0.60    0.75     16.00     16.18
 2002                   8.17   11.99         78,435        936,864     5.66       0.60    0.75     (0.35)     0.78

 International
 2006                  23.57   27.99        595,825     16,480,123     1.06       0.60    0.75     25.81     26.00
 2005                  18.71   22.25        484,001     10,647,761     1.32       0.60    0.75     15.44     15.61
 2004                  16.18   19.27        423,404      8,130,687     1.21       0.60    0.75     18.53     18.71
 2003                  13.63   16.26        358,836      5,828,541     1.37       0.60    0.75     33.88     34.07
 2002                  10.17   12.14        366,401      4,447,007     2.42       0.60    0.75    (17.87)   (17.74)


                                     FS-40


5. UNIT VALUES, continued
                                    At December 31                        For the Periods Ended December 31
                    ---------------------------------------------- -------------------------------------------------
                                                                     Inv.
                           Unit                        Net Assets    Income         Expense             Total
                         Value ($)         Units           ($)       Ratio %        Ratio %            Return %
                    ------------------- ------------ ------------- ----------- ----------------- -------------------
                        Min     Max                                               Min     Max       Min       Max
 Vanguard, continued:
 Diversified
 2006                  17.71   17.91        195,374      3,463,493     1.80       0.60    0.75     17.99     18.17
 2005                  15.01   15.16        172,846      2,596,973     1.33       0.60    0.75      6.82      6.97
 2004                  14.06   14.17        135,707      1,909,271     1.51       0.60    0.75     19.56     19.74
 2003                  11.76   11.83        100,813      1,186,353     2.16       0.60    0.75     30.15     30.35
 2002                   9.03    9.08         64,636        583,946     1.57       0.60    0.75    (14.87)   (14.74)

 Small Company Growth
 2006                  23.00   31.48        249,479      7,652,600     0.35       0.60    0.75      9.39      9.56
 2005                  21.00   28.78        232,905      6,559,467    ----        0.60    0.75      5.47      5.63
 2004                  19.88   27.28        243,300      6,577,107     0.09       0.60    0.75     14.44     14.61
 2003                  17.34   23.84        267,510      6,336,817     0.02       0.60    0.75     40.03     40.24
 2002                  12.37   17.03        235,095      3,990,790     0.86       0.60    0.75    (24.59)   (24.48)

 Wells Fargo:
 Discovery
 2006                  16.23   16.42         12,858        208,762    ----        0.60    0.75      6.61     13.79
 2005                  14.26   14.26         11,607        165,542    ----        0.75    0.75     15.20     15.20
 2004                 ----    ----             ----           ----    ----      ----    ----      ----      ----
 2003                 ----    ----             ----           ----    ----      ----    ----      ----      ----
 2002                 ----    ----             ----           ----    ----      ----    ----      ----      ----

 Opportunity
 2006                  27.14   31.71         16,544        520,326    ----        0.60    0.75     11.38     11.55
 2005                  24.33   28.47         16,913        479,186    ----        0.60    0.75      7.08      7.24
 2004                  22.69   26.59         19,631        520,482    ----        0.60    0.75     17.34     17.52
 2003                  19.31   22.66         14,280        322,355     0.06       0.60    0.75     36.00     36.20
 2002                  14.17   16.66         15,387        255,912     0.34       0.60    0.75    (27.36)   (25.63)

6.  CHANGES IN UNITS OUTSTANDING

The change in units outstanding for the periods ended December 31, were as follows:

                                                       2006                   2005
                                              ---------------------  ---------------------
     Calvert:
     Balanced
     Units issued                                         12,132                  9,939
     Units redeemed                                       (5,113)               (81,253)
                                               ---------------------  ---------------------
     Net increase(decrease)                                7,019                (71,314)
                                               =====================  =====================



                                     FS-41

6.  CHANGES IN UNITS OUTSTANDING, continued
                                                      2006                    2005
                                               --------------------   ---------------------
     Calvert, continued:
     International Equity
     Units issued                                         27,351                  7,803
     Units redeemed                                      (19,492)               (10,323)
                                               --------------------   ---------------------
     Net increase(decrease)                                7,859                 (2,520)
                                               ====================   =====================

     Mid Cap
     Units issued                                          4,171                  5,355
     Units redeemed                                       (3,824)                (7,650)
                                               --------------------   ---------------------
     Net increase(decrease)                                  347                 (2,295)
                                               ====================   =====================

     Small Cap
     Units issued                                          4,887                  5,790
     Units redeemed                                       (6,223)                (5,046)
                                               --------------------   ---------------------
     Net increase(decrease)                               (1,336)                   744
                                               ====================   =====================

     Ameritas:
     Income and Growth
     Units issued                                         29,445                 46,176
     Units redeemed                                      (30,632)                (3,996)
                                               --------------------   ---------------------
     Net increase(decrease)                               (1,187)                42,180
                                               ====================   =====================

     MidCap
     Units issued                                            662                  1,306
     Units redeemed                                       (1,012)                  (208)
                                               --------------------   ---------------------
     Net increase(decrease)                                 (350)                 1,098
                                               ====================   =====================

     Small Cap
     Units issued                                            381                    102
     Units redeemed                                          (11)                   (47)
                                               --------------------   ---------------------
     Net increase(decrease)                                  370                     55
                                               ====================   =====================

     Scudder:
     Equity 500
     Units issued                                         14,521                  3,175
     Units redeemed                                      (60,714)               (25,260)
                                               --------------------   ---------------------
     Net increase(decrease)                              (46,193)               (22,085)
                                               ====================   =====================

     Small Cap
     Units issued                                         33,035                 31,577
     Units redeemed                                      (30,272)               (22,156)
                                                --------------------   ---------------------
     Net increase(decrease)                                2,763                  9,421
                                                ====================   =====================

                                     FS-42

6.  CHANGES IN UNITS OUTSTANDING, continued
                                                       2006                   2005
                                               ---------------------   --------------------
     Fidelity:
     Contrafund IC
     Units issued                                         54,195                  9,315
     Units redeemed                                      (16,848)                  (218)
                                               --------------------   ---------------------
     Net increase(decrease)                               37,347                  9,097
                                               ====================   =====================

     Contrafund SC
     Units issued                                         17,281                  5,346
     Units redeemed                                      (12,971)                (1,220)
                                               --------------------   ---------------------
     Net increase(decrease)                                4,310                  4,126
                                               ====================   =====================

     High Income SC
     Units issued                                            560                    732
     Units redeemed                                         (656)                   (65)
                                               --------------------   ---------------------
     Net increase(decrease)                                  (96)                   667
                                               ====================   =====================

     Inv. Grade Bond IC
     Units issued                                          6,247                  6,736
     Units redeemed                                       (4,993)                (3,740)
                                               --------------------   ---------------------
     Net increase(decrease)                                1,254                  2,996
                                               ====================   =====================

     Mid Cap SC
     Units issued                                         82,322                 70,160
     Units redeemed                                      (80,581)               (39,306)
                                               --------------------   ---------------------
     Net increase(decrease)                                1,741                 30,854
                                               ====================   =====================

     Overseas IC
     Units issued                                        123,527                 18,877
     Units redeemed                                      (42,780)                  (772)
                                               --------------------   ---------------------
     Net increase(decrease)                               80,747                 18,105
                                               ====================   =====================

     AIM:
     Financial
     Units issued                                          8,765                  7,135
     Units redeemed                                       (5,948)                (5,401)
                                               --------------------   ---------------------
     Net increase(decrease)                                2,817                  1,734
                                               ====================   =====================

     Health
     Units issued                                         10,286                 19,161
     Units redeemed                                       (9,285)               (20,725)
                                               --------------------   ---------------------
     Net increase(decrease)                                1,001                 (1,564)
                                               ====================   =====================


                                     FS-43

6.  CHANGES IN UNITS OUTSTANDING, continued
                                                       2006                   2005
                                               ---------------------  ---------------------
     AIM, continued:
     Technology
     Units issued                                         37,845                 20,711
     Units redeemed                                      (31,053)               (58,892)
                                               --------------------   ---------------------
     Net increase(decrease)                                6,792                (38,181)
                                               ====================   =====================

     Janus:
     Growth
     Units issued                                           ----                  5,396
     Units redeemed                                       (1,377)                (7,071)
                                               --------------------   ---------------------
     Net increase(decrease)                               (1,377)                (1,675)
                                               ====================   =====================

     Neuberger Berman:
     Balanced
     Units issued                                         17,044                 10,634
     Units redeemed                                      (12,852)               (20,045)
                                               --------------------   ---------------------
     Net increase(decrease)                                4,192                 (9,411)
                                               ====================   =====================

     Growth
     Units issued                                         13,552                 18,600
     Units redeemed                                      (18,330)               (12,580)
                                               --------------------   ---------------------
     Net increase(decrease)                               (4,778)                 6,020
                                               ====================   =====================

     Guardian
     Units issued                                            414                    674
     Units redeemed                                         (437)                (1,906)
                                               --------------------   ---------------------
     Net increase(decrease)                                  (23)                (1,232)
                                               ====================   =====================

     Limited Maturity Bond
     Units issued                                         13,760                 11,583
     Units redeemed                                      (15,202)                (9,710)
                                               --------------------   ---------------------
     Net increase(decrease)                               (1,442)                 1,873
                                               ====================   =====================

     Mid-Cap
     Units issued                                             82                  2,316
     Units redeemed                                          (39)                (2,769)
                                               --------------------   ---------------------
     Net increase(decrease)                                   43                   (453)
                                               ====================   =====================

     Partners
     Units issued                                         53,254                 46,817
     Units redeemed                                      (54,143)               (33,432)
                                               --------------------   ---------------------
     Net increase(decrease)                                 (889)                13,385
                                               ====================   =====================


                                     FS-44

6.  CHANGES IN UNITS OUTSTANDING, continued
                                                       2006                   2005
                                               ---------------------   --------------------
     Rydex:
     Nova
     Units issued                                        544,366                 355,356
     Units redeemed                                     (551,801)               (370,643)
                                               --------------------    ---------------------
     Net increase(decrease)                               (7,435)                (15,287)
                                               ====================    =====================

     OTC
     Units issued                                        131,798                 292,576
     Units redeemed                                     (159,294)               (331,798)
                                               --------------------    ---------------------
     Net increase(decrease)                              (27,496)                (39,222)
                                               ====================    =====================

     Precious Metals
     Units issued                                        326,588                 241,391
     Units redeemed                                     (276,976)               (251,008)
                                               --------------------    ---------------------
     Net increase(decrease)                               49,612                  (9,617)
                                               ====================    =====================

     Inv. S&P 500
     Units issued                                        594,119                 160,070
     Units redeemed                                     (588,771)               (188,453)
                                               --------------------    ---------------------
     Net increase(decrease)                                5,348                 (28,383)
                                               ====================    =====================

     Gov. Long Bond
     Units issued                                         39,302                  28,475
     Units redeemed                                      (35,767)                (23,631)
                                               --------------------    ---------------------
     Net increase(decrease)                                3,535                   4,844
                                               ====================    =====================

     Third Avenue:
     Value
     Units issued                                        198,001                 153,644
     Units redeemed                                     (164,933)               (131,033)
                                               --------------------    ---------------------
     Net increase(decrease)                               33,068                  22,611
                                               ====================    =====================

     Vanguard:
     Money Market
     Units issued                                     28,177,212              16,923,304
     Units redeemed                                  (27,534,586)            (16,265,396)
                                               --------------------    ---------------------
     Net increase(decrease)                              642,626                 657,908
                                               ====================    =====================

     Equity Index
     Units issued                                        150,741                 155,428
     Units redeemed                                     (148,549)               (178,887)
                                               --------------------    ---------------------
     Net increase(decrease)                                2,192                 (23,459)
                                               ====================    =====================


                                     FS-45


6.  CHANGES IN UNITS OUTSTANDING, continued

                                                       2006                   2005
                                               ---------------------   --------------------
     Vanguard, continued:
     Total Bond
     Units issued                                        139,405                 102,502
     Units redeemed                                      (90,170)                (84,183)
                                               --------------------    ---------------------
     Net increase(decrease)                               49,235                  18,319
                                               ====================    =====================

     REIT Index
     Units issued                                        135,665                  79,534
     Units redeemed                                      (88,132)                (73,280)
                                               --------------------    ---------------------
     Net increase(decrease)                               47,533                   6,254
                                               ====================    =====================

     Mid-Cap
     Units issued                                        122,910                  82,363
     Units redeemed                                      (92,167)                (76,196)
                                               --------------------    ---------------------
     Net increase(decrease)                               30,743                   6,167
                                               ====================    =====================

     Stock Market Index
     Units issued                                         37,020                  30,044
     Units redeemed                                       (6,654)                   (647)
                                               --------------------    ---------------------
     Net increase(decrease)                               30,366                  29,397
                                               ====================    =====================

     Equity Income
     Units issued                                         76,863                  66,382
     Units redeemed                                      (78,030)                (81,928)
                                               --------------------    ---------------------
     Net increase(decrease)                               (1,167)                (15,546)
                                               ====================    =====================

     Growth
     Units issued                                        187,472                 144,488
     Units redeemed                                     (166,527)               (166,266)
                                               --------------------    ---------------------
     Net increase(decrease)                               20,945                 (21,778)
                                               ====================    =====================

     Balanced
     Units issued                                         43,420                  42,456
     Units redeemed                                      (37,874)                (41,572)
                                               --------------------    ---------------------
     Net increase(decrease)                                5,546                     884
                                               ====================    =====================

     High Yield Bond
     Units issued                                         71,831                  48,227
     Units redeemed                                      (45,880)                (58,932)
                                               --------------------    ---------------------
     Net increase(decrease)                               25,951                 (10,705)
                                               ====================    =====================


                                     FS-46

6.  CHANGES IN UNITS OUTSTANDING, continued
                                                       2006                   2005
                                               ---------------------   --------------------
     Vanguard, continued:
     International
     Units issued                                        330,604                 229,319
     Units redeemed                                     (218,780)               (168,722)
                                               --------------------    ---------------------
     Net increase(decrease)                              111,824                  60,597
                                               ====================    =====================

     Diversified
     Units issued                                        179,887                 137,269
     Units redeemed                                     (157,359)               (100,130)
                                               --------------------    ---------------------
     Net increase(decrease)                               22,528                  37,139
                                               ====================    =====================

     Small Company Growth
     Units issued                                        163,218                 127,973
     Units redeemed                                     (146,644)               (138,368)
                                               --------------------    ---------------------
     Net increase(decrease)                               16,574                 (10,395)
                                               ====================    =====================

     Wells Fargo:
     Discovery
     Units issued                                         12,652                  24,231
     Units redeemed                                      (11,401)                (12,624)
                                               --------------------    ---------------------
     Net increase(decrease)                                1,251                  11,607
                                               ====================    =====================

     Opportunity
     Units issued                                          4,885                   5,602
     Units redeemed                                       (5,254)                 (8,320)
                                               --------------------    ---------------------
     Net increase(decrease)                                 (369)                 (2,718)
                                               ====================    =====================


                                     FS-47

                          AMERITAS LIFE INSURANCE CORP.

                    STATUTORY FINANCIAL STATEMENTS AS OF AND
                 FOR THE YEARS ENDED DECEMBER 31, 2006 AND 2005,
                 SUPPLEMENTAL SCHEDULES AS OF DECEMBER 31, 2006
                        AND INDEPENDENT AUDITORS' REPORT

INDEPENDENT AUDITORS' REPORT

To the Board of Directors
Ameritas Life Insurance Corp.
Lincoln, Nebraska

We have audited the accompanying statutory statements of admitted assets, liabilities and surplus of Ameritas Life Insurance Corp. (the Company), a wholly owned subsidiary of Ameritas Holding Company, as of December 31, 2006 and 2005, and the related statutory statements of operations, changes in surplus, and cash flows for the years then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described more fully in Note 1 to the financial statements, the Company prepared these financial statements using accounting practices prescribed or permitted by the Insurance Department of the State of Nebraska, which practices differ from accounting principles generally accepted in the United States of America. The effects on the financial statements of the variances between the statutory basis of accounting and accounting principles generally accepted in the United States of America are described in Note 19.

In our opinion, because of the effects of the matter discussed in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with accounting principles generally accepted in the United States of America, the financial position of Ameritas Life Insurance Corp. as of December 31, 2006 and 2005, or the results of its operations or its cash flows for the years then ended.

In our opinion, the financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities and surplus of Ameritas Life Insurance Corp. as of December 31, 2006 and 2005, and the results of its operations and its cash flows for the years then ended, on the basis of accounting described in Note 1.

/s/ Deloitte & Touche LLP

Lincoln, Nebraska
March 6, 2007

                                           AMERITAS LIFE INSURANCE CORP.
                                     STATUTORY STATEMENTS OF ADMITTED ASSETS,
                                              LIABILITIES AND SURPLUS
                                                  (in thousands)

                                                                                           December 31
                                                                              --------------------------------------
                               ADMITTED ASSETS                                      2006                2005
                                                                              ------------------ -------------------
    Bonds                                                                      $     1,222,225    $     1,167,300
    Preferred stocks   - unaffiliated                                                    7,948              5,690
                       - affiliated                                                     20,000             22,500
    Common stocks      - unaffiliated                                                  203,847            178,043
                       - affiliated                                                    190,932            168,528
    Mortgage loans                                                                     329,434            317,531
    Real estate  - properties occupied by the company                                   28,500             29,444
                 - properties held for the production of income                         37,910             38,479
                 - properties held for sale                                             10,229                  -
    Cash and cash equivalents                                                           10,603             20,579
    Short-term investments    - unaffiliated                                            17,601             11,170
                              - affiliated                                                   -              8,600
    Loans on insurance contracts                                                        57,737             60,082
    Partnerships and limited liability companies - real estate                          18,231             28,988
    Partnerships  - joint ventures                                                      63,367             55,542
    Other investments                                                                      962                752
    Receivable for securities                                                            4,593                  -
                                                                              ------------------ -------------------

                  Total Cash and Invested Assets                                     2,224,119          2,113,228
                                                                              ------------------ -------------------

    Accrued investment income                                                           19,361             18,246
    Deferred and uncollected premiums                                                   22,883             27,507
    Current federal income taxes receivable - affiliates                                     -              5,858
    Deferred tax asset                                                                  11,431             11,171
    Accounts receivable - affiliates                                                     9,062              7,292
    Data processing and other admitted assets                                            6,659              5,872
    Separate accounts                                                                1,273,171            886,986
                                                                              ------------------ -------------------

                      Total Admitted Assets                                    $     3,566,686    $     3,076,160
                                                                              ================== ===================



The accompanying notes are an integral part of these statutory financial statements.

                                       2

                                           AMERITAS LIFE INSURANCE CORP.
                                     STATUTORY STATEMENTS OF ADMITTED ASSETS,
                                             LIABILITIES AND SURPLUS
                                         (in thousands, except share data)

                                                                                           December 31
                                                                              --------------------------------------
                           LIABILITIES AND SURPLUS                                  2006                2005
                                                                              ------------------ -------------------

Policy reserves                                                                $       746,988    $       763,506
Deposit-type funds                                                                     516,048            497,207
Reserves for unpaid claims                                                              34,374             32,264
Dividends payable to policyowners                                                       10,260             10,479
Interest maintenance reserve                                                             2,482              2,736
Current federal income taxes payable - affiliates                                        2,417                  -
Asset valuation reserve                                                                 60,281             68,064
Accounts payable - affiliates                                                              236                 49
Borrowed money - affiliates (Note 5)                                                    27,466                  -
Payable for securities                                                                     385                  -
Other liabilities                                                                       78,342             57,238
Separate accounts                                                                    1,273,171            886,986
                                                                              ------------------ -------------------

                  Total Liabilities                                                  2,752,450          2,318,529
                                                                              ------------------ -------------------

Common stock, par value $0.10 per share; 25,000,000 shares authorized, issued
  and outstanding                                                                        2,500              2,500
Additional paid-in capital                                                               5,000              5,000
Unassigned surplus                                                                     806,736            750,131
                                                                              ------------------ -------------------

                  Total Surplus                                                        814,236            757,631
                                                                              ------------------ -------------------
                      Total Liabilities and Surplus                            $     3,566,686    $     3,076,160
                                                                              ================== ===================





The accompanying notes are an integral part of these statutory financial statements.


                                       3

                                           AMERITAS LIFE INSURANCE CORP.
                                        STATUTORY STATEMENTS OF OPERATIONS
                                                  (in thousands)

                                                                                     Years Ended December 31
                                                                              --------------------------------------
                                                                                    2006                2005
                                                                              ------------------ -------------------
INCOME
Premium income                                                                 $       733,871    $       521,276
Net investment income                                                                  113,004            116,812
Miscellaneous income                                                                    20,382             30,605
                                                                              ------------------ -------------------
                  Total income                                                         867,257            668,693
                                                                              ------------------ -------------------


EXPENSES
Benefits to policyowners                                                               445,255            397,303
Change in policy reserves                                                              202,572             31,535
Commissions                                                                             47,959             49,318
General insurance expenses                                                              94,252            112,494
Taxes, licenses and fees                                                                12,873             12,187
                                                                              ------------------ -------------------
                  Total expenses                                                       802,911            602,837
                                                                              ------------------ -------------------

Income before dividends, federal income taxes, and
   realized capital gains                                                               64,346             65,856

Dividends appropriated for policyowners                                                 10,202             10,479
                                                                              ------------------ -------------------
Income before federal income taxes and
   realized capital gains                                                               54,144             55,377

Federal income tax expense                                                              18,107             15,505
                                                                              ------------------ -------------------
Income from operations before realized capital gains                                    36,037             39,872

Realized capital gains on investments, net of tax expense of
   $12,626 and $6,077 and transfers to(from) the interest maintenance
   reserve of ($71) and $1,300 in 2006 and 2005, respectively                           18,177             12,818
                                                                              ------------------ -------------------

Net income                                                                     $        54,214    $        52,690
                                                                              ================== ===================



The accompanying notes are an integral part of these statutory financial statements.

                          AMERITAS LIFE INSURANCE CORP.
                   STATUTORY STATEMENTS OF CHANGES IN SURPLUS
                 FOR THE YEARS ENDED DECEMBER 31, 2006 AND 2005
                                 (in thousands)

                                                                                               Additional
                                                                            Common Stock        Paid-in   Unassigned      Total
                                                                        Shares       Amount     Capital     Surplus      Surplus
                                                                     ------------- ----------- ---------- ----------- -------------
BALANCE, January 1, 2005                                                   25,000  $    2,500  $   5,000  $  696,276  $   703,776

     Net income                                                                 -           -          -      52,690       52,690
     Change in net unrealized gains on investments,                             -           -          -      24,696       24,696
       net of taxes
     Change in net deferred income taxes                                        -           -          -      (1,437)      (1,437)
     Change in non-admitted assets                                              -           -          -      (4,491)      (4,491)
     Cumulative effect of change in accounting principle (Note 1)               -           -          -        (831)        (831)
     Change in asset valuation reserve                                          -           -          -     (16,772)     (16,772)
                                                                     ------------- ----------- ---------- ----------- -------------

BALANCE, December 31, 2005                                                 25,000  $    2,500  $   5,000  $  750,131  $   757,631

     Net income                                                                 -           -          -      54,214       54,214
     Change in net unrealized gains on investments, net of taxes                -           -          -      (7,529)      (7,529)
     Change in net deferred income taxes                                        -           -          -       2,868        2,868
     Change in non-admitted assets                                              -           -          -          58           58
     Cumulative effect of change in accounting principle (Note 1)               -           -          -        (676)        (676)
     Change in asset valuation reserve                                          -           -          -       7,670        7,670
                                                                     ------------- ----------- ---------- ----------- -------------

BALANCE, December 31, 2006                                                 25,000  $    2,500  $   5,000  $  806,736  $   814,236
                                                                     ============= =========== ========== =========== =============


The accompanying notes are an integral part of these statutory financial statements.

                                           AMERITAS LIFE INSURANCE CORP.
                                        STATUTORY STATEMENTS OF CASH FLOWS
                                                   (in thousands)

                                                                                     Years Ended December 31
                                                                              --------------------------------------
 OPERATING ACTIVITIES                                                               2006                2005
                                                                              ------------------ -------------------
 Premium collected net of reinsurance                                          $       734,992    $       518,067
 Net investment income received                                                        114,230            120,507
 Miscellaneous income                                                                   32,321             40,662
 Benefits paid to policyowners                                                        (418,690)          (370,721)
 Net transfers to separate accounts                                                   (258,199)           (81,723)
 Commissions, expenses and taxes paid                                                 (164,039)          (186,839)
 Dividends paid to policyowners                                                        (10,393)           (10,532)
 Federal income taxes paid                                                             (22,523)           (25,892)
                                                                              ------------------ -------------------
      Net cash from operating activities                                                 7,699              3,529
                                                                              ------------------ -------------------

 INVESTING ACTIVITIES
 Proceeds from investments sold, matured or repaid                                     383,096            363,461
 Cost of investments acquired                                                         (441,589)          (428,794)
 Net change in loans on insurance contracts                                              2,695             (2,445)
                                                                              ------------------ -------------------
      Net cash from investing activities                                               (55,798)           (67,778)
                                                                              ------------------ -------------------

 FINANCING AND MISCELLANEOUS ACTIVITIES
 Payments on borrowed funds                                                             (2,485)                 -
 Change in deposit-type funds without life contingencies                                39,199             55,450
 Other miscellaneous, net                                                                 (760)             2,067
                                                                              ------------------ -------------------
      Net cash from financing and miscellaneous activities                              35,954             57,517
                                                                              ------------------ -------------------

 NET DECREASE IN CASH AND CASH
   EQUIVALENTS AND SHORT-TERM INVESTMENTS                                              (12,145)            (6,732)

 CASH AND CASH EQUIVALENTS AND SHORT-TERM INVESTMENTS - BEGINNING OF YEAR               40,349             47,081
                                                                              ------------------ -------------------

 CASH AND CASH EQUIVALENTS AND SHORT- TERM INVESTMENTS - END OF YEAR           $        28,204    $        40,349
                                                                              ================== ===================

Non-cash transactions:
  Deferred gain on sale of other invested assets                               $             -    $         2,067
  Proceeds on real estate partnerships dissolved and converted                 $             -    $         5,793
  Acquisition cost on partnerships converted to direct real estate             $             -    $         5,796
  Note payable to affiliate on subsidiary stock redemption (Note 1)            $        29,825    $             -
  Mortgage loan foreclosed and transferred to real estate                      $           595    $             -
  Mortgage loan from a real estate partnership basis adjustment
    due to refinance                                                           $         4,400    $             -
  Common stock adjustments on dissolution of affiliate                         $        45,987    $             -



 The accompanying notes are an integral part of these statutory financial statements.

AMERITAS LIFE INSURANCE CORP.

NOTES TO THE STATUTORY FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2006 AND 2005
(in thousands)

1.  Nature of Operations and Summary of Significant Accounting Policies

Nature of Operations
Ameritas Life Insurance Corp. (the Company), a stock life insurance company domiciled in the state of Nebraska, is a wholly owned subsidiary of Ameritas Holding Company (AHC), which is a wholly owned subsidiary of UNIFI Mutual Holding Company (UNIFI).

Effective January 1, 2006, Ameritas Acacia Mutual Holding Company (AAMHC) and Union Central Mutual Holding Company (UCMHC) merged to form UNIFI in a business combination accounted for as a pooling of interests. In a concurrent event, The Union Central Life Insurance Company (UCL) was converted from an Ohio mutual life insurance company to an Ohio stock life insurance company, wholly owned by the newly formed UCMHC. Also in a concurrent event, the capital stock of Union Central was contributed to UNIFI's wholly-owned holding company, AHC. AHC owns three stock life insurance companies, the Company, Acacia Life Insurance Company (Acacia Life) and UCL.

UNIFI is a mutual insurance holding company. Owners of designated policies issued by the Company have a membership interest in UNIFI, while contractual rights remain with the Company.

The Company owns 100% of First Ameritas Life Insurance Corp. of New York (FALIC), a New York domiciled life insurance subsidiary, Ameritas Variable Life Insurance Company (AVLIC), a Nebraska domiciled life insurance subsidiary, Ameritas Investment Advisors, Inc., an advisor providing investment management services; and Pathmark Administrators Inc., a third-party administrator. Ameritas owns 80% of Ameritas Investment Corp. (AIC), a broker dealer, and the remaining 20% ownership is with Centralife Annuities Services, Inc., a wholly owned subsidiary of AmerUs Life Insurance Company (AmerUs).

Effective September 1, 2006, AMAL Corporation (AMAL) repurchased its outstanding shares of stock from Acacia Life and Acacia Financial Corporation (AFCO) and issued two notes payable. On this date, AMAL became a wholly owned subsidiary of the Company. Effective September 30, 2006 AMAL was dissolved into its parent, the Company. Prior to September 1, 2006, the Company owned 85.77% of AMAL, which wholly owned AVLIC, The Advisors Group, Inc. (TAG), a former broker dealer (dissolved as of December 29, 2006), and a 66.41% interest in Ameritas Investment Corp. (AIC), a broker dealer. Prior to September 26, 2005, the Company owned 52.41% of AMAL.

Acacia Life is an insurance company domiciled in the District of Columbia. Acacia Life is a 100% owner of AFCO, which is a holding company comprised of several financial service companies. Principal subsidiaries of AFCO include:
Calvert Group Ltd. (Calvert), a provider of investment advisory, management and administrative services to The Calvert Group of mutual funds; Acacia Federal Savings Bank (AFSB), a federally chartered savings bank; and Acacia Realty Corporation, owner of real estate properties.

UCL is an insurance company domiciled in the state of Ohio. UCL's wholly owned subsidiaries include Summit Investment Partners, Inc., an investment advisor; Carillon Investments, Inc., (prior to June 30, 2006) a broker-dealer (now merged with AIC); PRBA, Inc., the holding company of a pension administration company; Summit Investment Partners, LLC, an investment advisor and Union Central Mortgage Funding, Inc, a mortgage banking business.

The Company's insurance operations consist of life and health insurance, annuity, group pension, and retirement contracts. The Company and its subsidiaries operate in all 50 states and the District of Columbia.

AMERITAS LIFE INSURANCE CORP.

NOTES TO THE STATUTORY FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2006 AND 2005
(in thousands)


1.   Nature of Operations and Summary of Significant Accounting Policies
(continued)

Basis of Presentation
The Company's statutory financial statements are presented on the basis of accounting practices prescribed or permitted by the Insurance Department of the State of Nebraska.

Accounting practices and procedures of the National Association of Insurance Commissioners ("NAIC") as prescribed or permitted by the Insurance Department of the State of Nebraska comprise a comprehensive basis of accounting ("NAIC SAP") other than accounting principles generally accepted in the United States of America ("GAAP"). The more significant differences are as follows:

     (a) Investments in bonds are generally carried at amortized cost, while under GAAP, they are carried at either amortized cost or fair value based on their classification according to the Company's ability and intent to hold or trade the securities;

     (b) Investments in common stocks are valued as prescribed by the Securities Valuation Office ("SVO") of the NAIC, while under GAAP, common stocks are reported at fair value;

     (c) Investments in preferred stocks are carried at cost if the NAIC designation is RP3 and P3 or above. Preferred stocks with NAIC designations of RP4 and P4 or below are carried at the lower of cost or fair value. Under GAAP, preferred stocks are carried at amortized cost or fair value depending upon the characteristics of the security.

     (d) Subsidiaries are included as common stock carried under the equity method, with the equity in net income of subsidiaries credited directly to the Company's unassigned surplus for NAIC SAP, while GAAP requires either consolidation or the equity interest in net income of subsidiaries to be credited to the income statement;

     (e) Investments in limited partnerships, limited liability companies and joint venture investments are accounted for on the GAAP equity method, while under GAAP, such investments are accounted for at cost or the equity method depending upon ownership percentage and control;

     (f) Acquisition costs, such as commissions and other costs related to acquiring new business, are expensed as incurred, while under GAAP, they are deferred and amortized to income as premiums are earned or in relation to estimated gross profits;

     (g) NAIC SAP requires an amount be recorded for deferred taxes, however, there are limitations as to the amount of deferred tax assets that may be reported as "admitted assets"; and a federal income tax provision is required on a current basis for the statutory statements of operations;

     (h) Statutory policy reserves are based on mortality and interest assumptions prescribed or permitted by state statutes, without consideration of withdrawals. Statutory policy reserves generally differ from policy reserves under GAAP, which are based on the Company's estimates of mortality, interest and withdrawals;

     (i) Asset valuation reserves ("AVR") and interest maintenance reserves ("IMR") are established only in the statutory financial statements;

AMERITAS LIFE INSURANCE CORP.

NOTES TO THE STATUTORY FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2006 AND 2005
(in thousands)


1. Nature of Operations and Summary of Significant Accounting Policies, (continued)

Basis of Presentation, (continued)
     (j) Assets are reported under NAIC SAP at "admitted-asset" value and "non-admitted" assets are excluded through a charge against unassigned surplus, while under GAAP, "non-admitted assets" are reinstated to the balance sheet, net of any valuation allowance;

     (k) Premium receipts and benefits on universal life-type contracts are recorded as income and expense for statutory purposes. Under GAAP, revenues on universal life-type contracts are comprised of contract charges and fees which are recognized when assessed against the policyowner account balance. Additionally, premium receipts on universal life-type contracts are considered deposits and are recorded as interest-bearing liabilities while benefits are recognized as expenses in excess of the policyowner account balance;

     (l) Reinsurance recoverables on unpaid losses are reported as a reduction of policy reserves, while under GAAP, they are reported as an asset; and

     (m) Comprehensive income and its components are not presented in the statutory financial statements.

Use of Estimates
The preparation of financial statements in accordance with statutory accounting practices requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ significantly from those estimates. Material estimates susceptible to significant change include reserves and income taxes.

Cash Equivalents
The Company considers all highly liquid securities purchased with an original maturity of three months or less to be cash equivalents.

Investments
Investments are reported according to valuation procedures prescribed by the NAIC. Bonds not backed by other loans are generally stated at amortized cost using the interest method, except for those with an NAIC designation of 6, which are stated at the lower of amortized cost or fair value.

Mortgage and asset backed securities are stated at either amortized cost or the lower of amortized cost or fair value. Premiums and discounts on mortgage and asset backed bonds and structured securities are amortized using the retrospective method based on anticipated prepayments at the date of purchase. Prepayment assumptions are obtained from broker dealer survey values or internal estimates. Changes in estimated cash flows from the original purchase assumptions are accounted for using the retrospective method.

Preferred stocks are stated at cost as the NAIC designation is RP3 and P3 or above.

Common stocks are generally carried at NAIC fair value. The change in the stated value is generally recorded as a change in net unrealized losses on investments, a component of unassigned surplus.

AMERITAS LIFE INSURANCE CORP.

NOTES TO THE STATUTORY FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2006 AND 2005
(in thousands)



1. Nature of Operations and Summary of Significant Accounting Policies, (continued)

Investments, (continued)
The Company carries subsidiaries as follows: FALIC and AVLIC at audited statutory equity, Pathmark and AIC at audited GAAP equity, AMAL at audited GAAP equity with statutory adjustments (2005 only), and AIA as non-admitted unaudited GAAP equity.

Mortgage loans are stated at aggregate carrying value less accrued interest. The Company records a reserve for losses on mortgage loans as part of the asset valuation reserve.

Investments in real estate are stated at the lower of depreciated cost or fair value less encumbrances. The intent to sell a property exists when management has committed to a plan to dispose of the property by sale to an outside party.

Short-term investments include all investments whose maturities, at the time of acquisition, are one year or less and are stated at amortized cost, which approximates fair value.

Loans on insurance contracts are carried at the unpaid principal balances. If the unpaid balance of the loan exceeds the policy reserves, the excess is considered a non-admitted asset.

Investments in real estate partnerships, limited liability companies and joint ventures are carried based on the underlying GAAP equity of the investee with unrealized gains and losses reflected in unassigned surplus. Other than temporary impairments of $670 and $276 were recorded as realized losses during 2006 and 2005, respectively.

Other investments are primarily low-income housing tax credits carried under the amortized cost method in 2006. In 2005, prior to the change in accounting principle, these other investments were carried under the equity method.

Derivative instruments are stated at fair value. The Company has issued covered call options outstanding with a fair value of $24 at December 31, 2006 and 2005. The purpose of these options is for income generation and not as a hedging activity.

Investment income consists primarily of interest and dividends. Interest is recognized on an accrual basis and dividends are recorded as earned at the ex-dividend date. Interest income on mortgage-backed and asset-backed securities is determined on the effective yield method based on estimated principal repayments. Accrual of income is suspended for bonds and mortgage loans that are in default or when the receipt of interest payments is in doubt. Realized capital gains and losses are determined on a specific identification basis and recorded in operations.

Accrued interest more than 180 days past due deemed collectible on mortgage loans in default is non-admitted. All other investment income due and accrued with amounts over 90 days past due is non-admitted. No amount was excluded from unassigned surplus at December 31, 2006 and 2005.

Property
Property and equipment are carried at cost less accumulated depreciation. The Company provides for depreciation of property and equipment using straight-line and accelerated methods over the estimated useful lives of the assets. Buildings are generally depreciated over forty years. Furniture and fixtures are generally depreciated over three to ten years. Depreciation expense was $3,758 and $3,648 for the years ended December 31, 2006 and 2005 respectively.

Maintenance and repairs are charged to expense as incurred.

AMERITAS LIFE INSURANCE CORP.

NOTES TO THE STATUTORY FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2006 AND 2005
(in thousands)



1. Nature of Operations and Summary of Significant Accounting Policies, (continued)

EDP Equipment and Software
Electronic data processing ("EDP") equipment and operating and nonoperating software are carried at cost less accumulated depreciation. Depreciation expense is computed using the straight-line method over the lesser of the estimated useful life of the related asset or three years for EDP equipment and operating system software. Depreciation expense for nonoperating system software is computed using the straight-line method over the lesser of its estimated useful life or five years.

Costs incurred for the development of internal use software are capitalized and amortized using the straight-line method over the lesser of the useful lives of the assets or three years.

Non-Admitted Assets
Certain assets, primarily a portion of deferred tax assets, receivable related to prepaid pension assets, furniture and equipment, and nonoperating system software are designated as non-admitted under statutory reporting requirements. These assets are excluded from the statutory statements of admitted assets, liabilities and surplus by adjustments to unassigned surplus. Total non-admitted assets were $35,483 and $35,541 as of December 31, 2006 and 2005, respectively.

Premiums and Related Commissions
Life premiums are recognized as income over the premium paying period of the related policies. Annuity considerations are recognized as income when received. Health premiums are earned ratably over the terms of the related insurance and reinsurance contracts or policies. Consideration received on deposit-type funds, which do not contain any life contingencies, is recorded directly to the related liability.

Expenses incurred in connection with acquiring new insurance business, including acquisition costs such as sales commissions, are charged to operations as incurred.

Policy Reserves and Deposit-type Funds
Life policy reserves provide amounts adequate to discharge estimated future obligations in excess of estimated future premiums on policies in force. Reserves for traditional and flexible premium insurance are computed principally by using the Commissioners' Reserve Valuation Method ("CRVM") or the Net Level Premium Method with assumed interest rates and mortality as prescribed by regulatory authorities. Reserves for annuities and deposit administration contracts are calculated using the Commissioners' Annuity Reserve Valuation Method ("CARVM") with appropriate statutory interest and mortality assumptions. Policy reserves include the estimated future obligations for the fixed account options selected by variable life and annuity policyowners; obligations related to variable account options are in the separate accounts. Tabular interest, tabular less actual reserves released and tabular cost for all life contracts are determined based upon statutory regulations. Other policy reserves are established and maintained on the basis of published mortality tables using assumed interest rates and valuation methods as prescribed by the Insurance Department of the State of Nebraska.

Reserves for deposit-type funds are equal to deposits received and interest credited to the benefit of policyowners, less withdrawals that represent a return to the policyowner. For the determination of tabular interest to deposit-type funds, the valuation interest rate, which varies by issue year, is multiplied by the average funds in force during the year subject to such valuation interest rate.

AMERITAS LIFE INSURANCE CORP.

NOTES TO THE STATUTORY FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2006 AND 2005
(in thousands)



1. Nature of Operations and Summary of Significant Accounting Policies, (continued)

Reserves for Unpaid Claims
The reserves for unpaid group dental and vision claims are estimated using historic claim lags, and then adjusted upward or downward based on the current level of pended/unprocessed claims relative to the historic level of pended/unprocessed claims during the time period used in generating the claim lag factors. The reserves for unpaid claims for group dental and vision insurance includes claims in course of settlement and incurred but not reported claims. Claim adjustment expenses corresponding to the unpaid claims are accounted for by adding an additional load to the reserve for unpaid claims. To the extent the ultimate liability differs from the amounts recorded, such differences are reflected in operations when additional information becomes known.

Reserves for unpaid life claims include claims reported and unpaid and claims not yet reported, which is estimated based upon historical experience. As such amounts are necessarily estimates, the ultimate liability will differ from the amount recorded and will be reflected in operations when additional information becomes known.

Dividends to Policyowners
A portion of the Company's business has been issued on a participating basis. The amount of insurance in force on individual life participating policies was $4,603,861 or 37.0% and $5,240,193 or 41.6% of the total individual life policies in force as of December 31, 2006 and 2005, respectively. The Company distributed dividends in the amount of $10,421 and $10,533 to policyowners and did not allocate any additional income to such policyowners for the years ended December 31, 2006 and 2005, respectively.

Asset Valuation and Interest Maintenance Reserves
The AVR is a required appropriation of unassigned surplus to provide for possible losses that may occur on certain investments of the Company. The reserve is computed based on holdings of all investments and realized and unrealized gains and losses, other than those resulting from interest rate changes. Changes in the reserve are charged or credited to unassigned surplus.

The IMR is calculated based on the prescribed methods developed by the NAIC. Realized gains and losses, net of tax, resulting from interest rate changes on fixed income investments are deferred and credited to this reserve. These gains and losses are then amortized into investment income over what would have been the remaining years to maturity of the underlying investment. Amortization included in net investment income was $182 and $72 for 2006 and 2005, respectively.

Income Taxes
The Company files a life/non-life consolidated tax return with UNIFI and UNIFI includible affiliates and is party to a federal income tax allocation agreement. The Company's income tax allocation is based upon a written agreement which generally specifies separate income tax return calculations with current credit for net operating losses and/or credits which are used to reduce the portion of the consolidated income tax liability.

AMERITAS LIFE INSURANCE CORP.

NOTES TO THE STATUTORY FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2006 AND 2005
(in thousands)


1. Nature of Operations and Summary of Significant Accounting Policies, (continued)

Income Taxes, (continued)
The Company is subject to tax-related audits in the normal course of operations. The Company records a contingency for these tax-related matters when it is probable that a liability has been incurred and the amount of the loss can be reasonably estimated. The Company reviews its loss contingencies on an ongoing basis to ensure that the Company has appropriate reserves recorded on the statutory statements of admitted assets, liabilities and surplus. These reserves are based on judgment made by management with respect to the likely outcome of these matters. The Company's judgment could change based on new information, Internal Revenue Service examinations and changes in laws or regulations.

The statute of limitations, generally, is closed for the Company through December 31, 2002. In 2006, the Internal Revenue Service started an examination for the federal income tax returns of the Company and Acacia Life and their affiliates for the tax years of 2004 and 2003.

Separate Accounts
The Company issues variable annuities, variable life contracts, and experience-rated group annuities, the assets and liabilities of which are legally segregated and recorded in the accompanying statutory statements of admitted assets, liabilities and surplus as assets and liabilities of the separate accounts. Absent any contract provision wherein the Company guarantees either a minimum return or account value upon death or annuitization, the net investment experience of the separate account is credited directly to the policyowner and can be positive or negative. Mortality, policy administration and surrender charges to all separate accounts are included in miscellaneous income in the statutory statements of operations.

The assets of separate accounts relating to variable annuity and variable life contracts are carried at fair value and consist primarily of mutual funds held for the benefit of policyowners. Deposits received from, and benefits paid, to separate account policyowners which were invested in the fixed account are recorded as an increase in, or a direct charge to, policy reserves. Investment income and realized and unrealized capital gains and losses related to the assets which support the variable annuity and variable life contracts are not reflected in the Company's statutory statements of operations.

Certain other separate accounts relate to experience-rated group annuity contracts that fund defined contribution pension plans. These contracts provide guaranteed interest returns for one-year only, where the guaranteed interest rate is re-established each year based on the investment experience of the separate account. In no event can the interest rate be less than zero. There are guarantees of principal and interest for the purposes of plan participant transactions (e.g., participant-directed withdrawals and fund transfers done at account value). The assets and liabilities of these separate accounts are carried at account value.

AMERITAS LIFE INSURANCE CORP.

NOTES TO THE STATUTORY FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2006 AND 2005
(in thousands)



1. Nature of Operations and Summary of Significant Accounting Policies, (continued)

Fair Values of Financial Instruments

The following methods and assumptions were used by the Company in estimating its fair value disclosures for financial instruments:

         Bonds and Preferred Stocks - The fair values for bonds and preferred stocks are based on quoted market prices, where available. For bonds and preferred stocks not actively traded, fair values are estimated using values obtained from independent pricing services and based on expected future cash flows using a current market rate applicable to the yield, credit quality and maturity of the investments. The fair values of mortgage and asset backed securities are estimated using values obtained from independent pricing services and based on expected future cash flows using a current market rate applicable to the yield, credit quality and maturity of the investments.

         Common Stocks - For publicly traded securities, fair value is determined using prices published by the NAIC Securities Valuation Office. Stocks in affiliates are carried on the equity method and, therefore, are not included as part of the fair value disclosure.

         Mortgage Loans - The fair values for mortgage loans are estimated using discounted cash flow calculations which are based on interest rates currently being offered for similar loans to borrowers with similar credit ratings, credit quality, and maturity of the investments. Loans that exceed 100% loan-to-value are valued at the estimated fair value of the underlying collateral.

         Cash and Cash Equivalents, Short-term Investments, Other Investments, and Accrued Investment Income - The carrying amounts for these instruments approximate their fair values due to the short maturity of these investments, except when an instrument becomes other than temporarily impaired and a new cost basis has been recognized. The fair value for these instruments becomes their new cost basis.

         Loans on Insurance Contracts - The carrying amounts approximate fair value.

         Deposit-Type Funds - Deposit-type funds with a fixed maturity are valued at discounted present value using market interest rates. Deposit-type funds which do not have fixed maturities are carried at the amount payable on demand at the reporting date.

         Borrowed money - The fair value is estimated using discounted cash flow analyses based on current incremental borrowing rates for similar types of borrowing arrangements.

         Separate Account Assets and Liabilities - The fair values of separate account assets are based upon quoted market prices. Separate account liabilities are carried at the fair value of the underlying assets.

AMERITAS LIFE INSURANCE CORP.

NOTES TO THE STATUTORY FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2006 AND 2005
(in thousands)



1. Nature of Operations and Summary of Significant Accounting Policies, (continued)

Vulnerability due to Certain Concentrations
The Company operates in a business environment which is subject to various risks and uncertainties. Such risks and uncertainties include, but are not limited to, interest rate risk, market risk, credit risk and legal and regulatory changes. Federal legislation has allowed banks and other financial organizations to have greater participation in securities and insurance businesses. This legislation may present an increased level of competition for sales of the Company's products. Furthermore, the market for deferred annuities and interest-sensitive life insurance is enhanced by the tax incentives available under current law. Any legislative changes that lessen these incentives are likely to negatively impact the demand for these products. The demand for life insurance products that are used to address a customer's estate planning needs may be impacted to the extent any legislative changes occur to the current estate tax laws.

Reclassifications
Certain items on the prior year financial statements have been reclassified to conform to current year presentation. Such reclassifications were not material, either individually or in the aggregate.

Accounting Pronouncements
ACCOUNTING FOR LOW INCOME HOUSING TAX CREDIT PROPERTY INVESTMENTS, STATEMENT OF STATUTORY ACCOUNTING PRINCIPLE NO. 93
Effective January 1, 2006, the Company adopted SSAP No. 93, "Accounting for Low Income Housing Tax Credit Property Investments". This statement establishes the valuation method for recording investments in low income housing tax credit properties. As a result, the cumulative effect of the change in accounting principle from implementing SSAP No. 93 was a reduction in unassigned surplus of $676 which was comprised of a reduction to other investments of $788 and a reduction to the AVR beginning balance of $112. The Company has up to 9 remaining years of unexpired tax credits and is required to hold these investments for up to 13 years. The prior period has not been restated as it was not permitted by SSAP No. 93.

INVESTMENTS IN SUBSIDIARY, CONTROLLED, AND AFFILIATED ENTITIES, STATEMENT OF STATUTORY ACCOUNTING PRINCIPLE NO. 88
Effective January 1, 2005, the Company adopted SSAP No. 88, "Investments in Subsidiary, Controlled, and Affiliated Entities, A Replacement of SSAP No. 46". SSAP No. 88 addresses the valuation of subsidiary, controlled, and affiliated entities. As a result, the cumulative effect of the change in accounting principle from implementing SSAP No. 88 was a reduction in unassigned surplus of $831.

AMERITAS LIFE INSURANCE CORP.

NOTES TO THE STATUTORY FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2006 AND 2005
(in thousands)



2.  Investments

Bonds

The table below provides additional information relating to bonds held at December 31, 2006:

                                                                        Gross           Gross
                                                 Book/Adjusted       Unrealized       Unrealized
                                                 Carrying Value         Gains           Losses        Fair Value
--------------------------------------------------------------------------------------------------------------------
Bonds:
U.S. Governments                             $          164,825  $        3,634  $        2,326 $          166,133
All Other Governments                                     2,239              40               -              2,279
Special Revenue & Special Assessment
  Obligations and all Non-Guaranteed
  Obligations of Agencies and Authorities
  of Governments and Their Political
  Subdivisions                                          168,988             237           3,668            165,557
Public Utilities (Unaffiliated)                          79,405           1,680           1,269             79,816
Industrial & Miscellaneous (Unaffiliated)               806,768          19,288           8,881            817,175
--------------------------------------------------------------------------------------------------------------------
Total Bonds                                  $        1,222,225  $       24,879  $       16,144 $        1,230,960
====================================================================================================================

The table below provides additional information relating to bonds held at December 31, 2005:

                                                                        Gross           Gross
                                                 Book/Adjusted       Unrealized       Unrealized
                                                 Carrying Value         Gains           Losses        Fair Value
--------------------------------------------------------------------------------------------------------------------
Bonds:
U.S. Governments                             $          177,184  $        5,067  $        1,609 $          180,642
All Other Governments                                     3,027             100               -              3,127
Special Revenue & Special Assessment
  Obligations and all Non-Guaranteed
  Obligations of Agencies and Authorities
  of Governments and Their Political
  Subdivisions                                          180,159             735           2,646            178,248
Public Utilities (Unaffiliated)                          86,212           2,822             545             88,489
Industrial & Miscellaneous (Unaffiliated)               720,718          25,880           6,619            739,979
--------------------------------------------------------------------------------------------------------------------
Total Bonds                                  $        1,167,300  $       34,604  $       11,419 $        1,190,485
====================================================================================================================

AMERITAS LIFE INSURANCE CORP.

NOTES TO THE STATUTORY FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2006 AND 2005
(in thousands)



2.  Investments

Bonds and Stocks
An aging of unrealized losses on the Company's investments in bonds, preferred stocks - unaffiliated and common stocks - unaffiliated were as follows:

                                                                    December 31, 2006
                                       -----------------------------------------------------------------------------
                                         Less than 12 months        12 months or more               Total
                                       ------------------------- ------------------------- -------------------------
                                          Fair      Unrealized       Fair     Unrealized       Fair     Unrealized
                                          Value       Losses         Value      Losses         Value      Losses
--------------------------------------------------------------------------------------------------------------------
Bonds:
U.S. Governments                        $    33,065 $       265   $    69,070 $     2,061   $   102,135 $     2,326
Special Revenue & Special Assessment
  Obligations and all Non-Guaranteed
  Obligations of Agencies and
  Authorities of Governments and Their
  Political Subdivisions                     31,737         253       119,017       3,415       150,754       3,668
Public Utilities (Unaffiliated)              20,234         284        25,210         985        45,444       1,269
Industrial & Miscellaneous
  (Unaffiliated)                            108,421       1,065       237,182       7,816       345,603       8,881
--------------------------------------------------------------------------------------------------------------------
Total Bonds                                 193,457       1,867       450,479      14,277       643,936      16,144
--------------------------------------------------------------------------------------------------------------------
Preferred Stocks (Unaffiliated)                   -           -         1,566          58         1,566          58
Common Stocks (Unaffiliated)                 16,611         768             -           -        16,611         768
--------------------------------------------------------------------------------------------------------------------
Total                                   $   210,068 $     2,635   $   452,045 $    14,335   $   662,113 $    16,970
--------------------------------------------------------------------------------------------------------------------


                                                                    December 31, 2005
                                       -----------------------------------------------------------------------------
                                         Less than 12 months        12 months or more               Total
                                       ------------------------- ------------------------- -------------------------
                                          Fair      Unrealized       Fair     Unrealized       Fair     Unrealized
                                          Value       Losses         Value      Losses         Value      Losses
--------------------------------------------------------------------------------------------------------------------
Bonds:
U.S. Governments                        $    75,594 $       915   $    18,190 $       694   $    93,784 $     1,609
Special Revenue & Special Assessment
  Obligations and all Non-Guaranteed
  Obligations of Agencies and
  Authorities of Governments and Their
  Political Subdivisions                    109,600       1,751        21,969         895       131,569       2,646
Public Utilities (Unaffiliated)              22,653         545             -           -        22,653         545
Industrial & Miscellaneous
  (Unaffiliated)                            196,893       4,122        54,847       2,497       251,740       6,619
--------------------------------------------------------------------------------------------------------------------
Total Bonds                                 404,740       7,333        95,006       4,086       499,746      11,419
Preferred Stocks (Unaffiliated)               1,470         202         2,163         188         3,633         390
Common Stocks (Unaffiliated)                 35,732       1,485             -           -        35,732       1,485
--------------------------------------------------------------------------------------------------------------------
Total                                   $   441,942 $     9,020   $    97,169 $     4,274   $   539,111 $    13,294
--------------------------------------------------------------------------------------------------------------------

AMERITAS LIFE INSURANCE CORP.

NOTES TO THE STATUTORY FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2006 AND 2005
(in thousands)



2.  Investments, (continued)

Bonds and Stocks, (continued)
The Company regularly reviews its investment portfolio for factors that may indicate that a decline in fair value of an investment is other than temporary. Based on an evaluation of the prospects of the issuers, including, but not limited to, the Company's intentions to sell or ability to hold the investments; the length of time and magnitude of the unrealized loss; and the credit ratings of the issuers of the investments in the above bonds, the Company has concluded that the declines in the fair values of the Company's investments in bonds at December 31, 2006 or 2005 are temporary.

For substantially all preferred stocks - unaffiliated and common stocks - unaffiliated securities with an unrealized loss greater than 12 months, such unrealized loss was less than 25% of the Company's carrying value of each preferred stock or common stock security. The Company considers various factors when considering if a decline in the fair value of a preferred stock and common stock security is other than temporary, including but not limited to, the length of time and magnitude of the unrealized loss; the volatility of the investment; analyst recommendations and price targets; opinions of the Company's investment managers; market liquidity; and the Company's intentions to sell or ability to hold the investments. Based on an evaluation of these factors, the Company has concluded that the declines in the fair values of the Company's investments in both unaffiliated preferred stocks and common stocks at December 31, 2006 or 2005 are temporary.

The Company's bond and short-term investment portfolios are predominantly comprised of investment grade securities. At December 31, 2006 and 2005, bonds totaling $44,053 and $50,488, respectively, (3.6% and 4.3%, respectively, of the total bond and short-term portfolios) are considered "below investment grade". Securities are classified as "below investment grade" by utilizing rating criteria established by the NAIC. During 2006 and 2005, the Company recorded realized losses for other than temporary impairments on bonds of $1,535 and $405, respectively.

The carrying value and fair value of bonds at December 31, 2006 by contractual maturity are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                                               Book/Adjusted          Fair
                                                                              Carrying Value          Value
--------------------------------------------------------------------------------------------------------------------
Due in one year or less                                                      $        29,124    $        29,391
Due after one year through five years                                                245,619            252,517
Due after five years through ten years                                               502,037            499,674
Due after ten years                                                                  298,225            299,241
Bonds with multiple repayment dates                                                  147,220            150,137
--------------------------------------------------------------------------------------------------------------------
Total Bonds                                                                  $     1,222,225    $     1,230,960
====================================================================================================================

Bonds not due at a single maturity date have been included in the table above in the year of final maturity.

Sales of bond investments in 2006 and 2005 resulted in proceeds of $21,137 and $47,488, respectively, on which the Company realized gross gains of $587 and $1,539, respectively, and gross losses of $425 and $986, respectively.

AMERITAS LIFE INSURANCE CORP.

NOTES TO THE STATUTORY FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2006 AND 2005
(in thousands)


2.  Investments, (continued)

Mortgage Loans
The Company invests in mortgage loans collateralized principally by commercial real estate. The maximum and minimum lending rates for mortgage loans issued during 2006 are 6.98% and 5.85%, respectively. The maximum percentage of any one loan to the value of security at the time the loan was originated, exclusive of insured, guaranteed or purchase money mortgages, was 75% with the exception of two loans for which the portion exceeding 75% is admitted under investment "basket" provisions. The Company has not included taxes, assessments or other amounts advanced in mortgage loans at December 31, 2006 and 2005.

The Company's mortgage loans finance various types of commercial and multi-family residential properties throughout the United States. The geographic distributions of the mortgage loans at December 31, 2006 and 2005 are as follows:

                                                                                      2006              2005
--------------------------------------------------------------------------------------------------------------------
California                                                                       $        38,431  $        32,606
Texas                                                                                     24,894           30,860
Arizona                                                                                   23,275           20,289
Minnesota                                                                                 19,757           19,560
Oklahoma                                                                                  18,805           14,193
Washington                                                                                18,723           20,804
Oregon                                                                                    18,126           17,920
Utah                                                                                      17,414           10,797
Ohio                                                                                      17,393           16,960
All other states                                                                         132,616          133,542
--------------------------------------------------------------------------------------------------------------------
                                                                                 $       329,434  $       317,531
====================================================================================================================

At December 31, 2006 and 2005, the Company does not have any impaired mortgage loans or interest income on impaired mortgage loans. Interest income on impaired mortgage loans is generally recognized on a cash basis.

AMERITAS LIFE INSURANCE CORP.

NOTES TO THE STATUTORY FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2006 AND 2005
(in thousands)



2.  Investments, (continued)

Fair Value of Financial Instruments
The book/adjusted carrying value and fair value of financial instruments at December 31 are as follows:

                                                               2006                             2005
                                                 -------------------------------------------------------------------
                                                  Book/Adjusted                    Book/Adjusted
                                                  Carrying Value    Fair Value     Carrying Value    Fair Value
--------------------------------------------------------------------------------------------------------------------
Financial Assets:
    Bonds                                         $    1,222,225  $    1,230,960   $    1,167,300  $    1,190,485
    Preferred stocks - unaffiliated                        7,948           8,332            5,690           5,371
    Preferred stocks - affiliated                         20,000          20,000           22,500          22,500
    Common stocks - unaffiliated                         203,847         203,847          178,043         178,043
    Mortgage loans                                       329,434         327,800          317,531         328,590
    Cash and cash equivalents                             10,603          10,603           20,579          20,579
    Short-term investments - unaffiliated                 17,601          17,601           11,170          11,170
    Short-term investments - affiliated                        -               -            8,600           8,600
    Loans on insurance contracts                          57,737          57,737           60,082          60,082
    Other investments                                        962             962              752             752
    Accrued investment income                             19,361          19,361           18,246          18,246
    Assets related to separate accounts                1,273,171       1,273,171          886,986         886,986
Financial Liabilities:
    Deposit-type funds                            $      516,048  $      517,885   $      497,207  $      500,002
    Borrowed money - affiliates                           27,466          27,359                -               -
    Liabilities related to separate accounts           1,273,171       1,273,171          886,986         886,986
--------------------------------------------------------------------------------------------------------------------

3.  Income Taxes

The following are federal income taxes paid in the current and prior years that will be available for recoupment in the event of future losses:

          2006                     $    32,488
          2005                          21,263
          2004                          22,276

Federal income taxes incurred at December 31 consist of the following major components:

                                                                                      2006              2005
--------------------------------------------------------------------------------------------------------------------
Current federal income taxes
Operations                                                                       $        18,107  $        15,505
Capital gains                                                                             12,626            6,077
--------------------------------------------------------------------------------------------------------------------
                                                                                          30,733           21,582
Change in net deferred income taxes                                                       (2,868)           1,437
--------------------------------------------------------------------------------------------------------------------
    Total federal income taxes incurred                                          $        27,865  $        23,019
====================================================================================================================


                                       20

AMERITAS LIFE INSURANCE CORP.

NOTES TO THE STATUTORY FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2006 AND 2005
(in thousands)


3.  Income Taxes, (continued)

The difference between the U.S. federal income tax rate and the federal income taxes incurred at December 31 is summarized as follows:

                                                                                      2006              2005
--------------------------------------------------------------------------------------------------------------------
Income before federal income taxes and realized capital gains                    $        54,144  $        55,377
Net realized capital gains before federal income taxes and
  transfers to IMR                                                                        30,732           20,195
--------------------------------------------------------------------------------------------------------------------
Total pretax income                                                                       84,876           75,572
Change in non-admitted assets                                                               (497)          (2,371)
Tax exempt income                                                                         (7,683)          (5,907)
Nondeductible expenses                                                                     5,337              614
Change in accounting principle                                                              (788)               -
Other                                                                                     (1,419)            (738)
--------------------------------------------------------------------------------------------------------------------
                                                                                          79,826           67,170
Statutory tax rate                                                                          0.35             0.35
--------------------------------------------------------------------------------------------------------------------
                                                                                          27,939           23,510
Addition of federal income tax reserve                                                       205                -
Tax credits                                                                                 (279)            (491)
--------------------------------------------------------------------------------------------------------------------
      Total federal income taxes incurred                                        $        27,865  $        23,019
====================================================================================================================

The items that give rise to deferred tax assets and liabilities at December 31 relate to the following:

                                                                                      2006              2005
--------------------------------------------------------------------------------------------------------------------
Deferred tax assets:
Unrealized investment losses                                                     $         2,335  $         2,070
Deferred policy acquisition costs                                                          7,811            6,794
Future policy and contract benefits                                                        4,809            4,055
Policyowner dividends                                                                      3,591            3,668
Pension and postretirement benefits                                                        9,364            9,056
Non-admitted assets                                                                       11,059           10,885
Other                                                                                      1,548            1,417
--------------------------------------------------------------------------------------------------------------------
Gross deferred tax assets                                                                 40,517           37,945
--------------------------------------------------------------------------------------------------------------------
Deferred tax liabilities:

Unrealized investment gains                                                               18,079           13,992
Other                                                                                      7,999            8,341
--------------------------------------------------------------------------------------------------------------------
Gross deferred tax liabilities                                                            26,078           22,333
--------------------------------------------------------------------------------------------------------------------
Net deferred tax asset                                                                    14,439           15,612
Less:  non-admitted deferred tax assets                                                    3,008            4,441
--------------------------------------------------------------------------------------------------------------------
Net admitted deferred tax asset                                                  $        11,431  $        11,171
====================================================================================================================

Increase (decrease) in deferred tax assets non-admitted                          $        (1,433) $         4,441
====================================================================================================================

AMERITAS LIFE INSURANCE CORP.

NOTES TO THE STATUTORY FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2006 AND 2005
(in thousands)


3.  Income Taxes, (continued)

The change in net deferred income taxes is comprised of the following:

                                                                          December 31
                                                                     2006             2005             Change
--------------------------------------------------------------------------------------------------------------------
Gross deferred tax assets                                      $        40,517   $        37,945  $         2,572
Gross deferred tax liabilities                                          26,078            22,333            3,745
--------------------------------------------------------------------------------------------------------------------
Net deferred tax asset                                         $        14,439   $        15,612           (1,173)
==================================================================================================
Tax effect of unrealized gains                                                                              4,041
                                                                                                 -------------------
Change in net deferred income tax                                                                 $         2,868
                                                                                                 ===================

                                                                          December 31
                                                                     2005             2004             Change
--------------------------------------------------------------------------------------------------------------------
Gross deferred tax assets                                      $        37,945   $        38,479  $          (534)
Gross deferred tax liabilities                                          22,333            32,463          (10,130)
--------------------------------------------------------------------------------------------------------------------
Net deferred tax asset                                         $        15,612   $         6,016            9,596
==================================================================================================
Tax effect of unrealized gains                                                                            (11,033)
                                                                                                 -------------------
Change in net deferred income tax                                                                 $        (1,437)
                                                                                                 ===================

The Company files income tax returns with the Internal Revenue Service and various state tax jurisdictions. From time to time, the Company is subject to routine audits by those agencies and those audits may result in proposed adjustments. The Company has considered the alternative interpretations that may be assumed by the various taxing agencies and believes its positions taken regarding its filings are valid. Based upon review of the Company's tax contingencies, the reserve held for tax related contingencies was increased by $205 in 2006.

4.  Information Concerning Parent, Subsidiaries and Affiliates

With the AMAL dissolution into the Company as of September 30, 2006, included in the book/adjusted carry value of AMAL was $21,711 of goodwill, which was released at that time. The Company received assets totaling $2,766 and liabilities of $40,856 (including $29,825 as disclosed in Note 5 - Borrowed Money and $10,000 related to a note with the Company, which was subsequently retired upon the dissolution).

On December 29, 2006, TAG was dissolved into the Company. Upon dissolution the Company received consideration in the amount of $807 resulting in no realized capital gain or loss.

During 2002, AMAL entered into an unsecured loan agreement to borrow up to $15,000 from its parents. The note came due August 13, 2004 and at that time, the maturity date of the promissory note was amended to be August 11, 2005. During 2005, a new promissory note was issued with a maturity date of August 10, 2006. The note was paid off during 2006. The note carried an interest rate of LIBOR plus 0.625% (4.965% at December 31, 2005). Included in short-term investments - affiliated was $8,600 that represents the amount due to the Company from AMAL at December 31, 2005.

On January 30, 2003, the Company purchased 520,562 shares of common stock from AFSB valued on that date for $10,000. During 2005, the Company made additional contributions of $1,479 as paid in capital to AFSB.

AMERITAS LIFE INSURANCE CORP.

NOTES TO THE STATUTORY FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2006 AND 2005
(in thousands)


4.  Information Concerning Parent, Subsidiaries and Affiliates, (continued)

On December 20, 1999, the Company purchased $25,000 of redeemable preferred stock from Acacia Life. The stock, which pays dividends in an amount per annum equal to 6.66% in 2006 and 2005, and is non-voting, provides for redemption beginning in 2005 with final redemption on or by January 1, 2015. On June 1, 2006 and 2005, the Company redeemed 100,000 shares at $2,500.

In 2003, the Company received $2,452 in bonds and related accrued interest as of November 30, 2003 in payment of a $2,500 dividend declared by Pathmark Administrators, Inc. The remaining $48 was paid in cash. The bonds were transferred at fair value with the Company recording a deferred gain of $120 to be amortized over the life of the bonds.

On December 30, 2005, Veritas Corp. was dissolved into the Company. Upon dissolution, the Company received consideration in the amount of $159 resulting in a realized capital gain of $23.

AVLIC, an affiliate, has a variable insurance trust (VIT). The Company offers, in conjunction with FALIC and AVLIC, the VIT as an investment option to policyowners through their separate accounts. The Company had separate account investments of $1,892 and $1,899 in the VIT as of December 31, 2006 and 2005, respectively. Affiliates of the Company provide investment advisory and administrative services to the VIT on a fee basis.

The Company offers mutual funds of Calvert Variable Series, Inc. (CVS) and Summit Investment Partners, Inc. (SIP), affiliates, to policyowners through the separate accounts. Separate account investments in the mutual funds offered through CVS and SIP were $100,986 and 73,329 as of December 31, 2006 and 2005, respectively.

The Company had short-term investments of $409 and $1,892 in mutual funds of an affiliate at December 31, 2006 and 2005, respectively, included in short-term investments - unaffiliated.

The Company reported the following amounts due from (to) the below listed affiliates. The terms of the intercompany agreements require that these amounts be settled within 30 days.

                                                       Receivable (Payable)
------------------------------------------------------------------------------
Ameritas Holding Company                           $           (62)
Union Central Life Insurance Company                           628
Ameritas Variable Life Insurance Company                     3,850
First Ameritas Life Insurance Corp. of New York                182
Pathmark Administrators Inc.                                  (174)
Ameritas Investment Corp.                                    1,192
Ameritas Investment Advisors, Inc.                             104
Acacia Life Insurance Company                                3,039
Acacia Federal Savings Bank                                     35
Calvert Group, LTD                                              18
Summit Investment Partners, Inc.                                14
------------------------------------------------------------------------------

The Company has entered into a guarantee agreement with AVLIC, whereby the Company guarantees the full, complete and absolute performance of all duties and obligations of this company.

AMERITAS LIFE INSURANCE CORP.

NOTES TO THE STATUTORY FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2006 AND 2005
(in thousands)



4.  Information Concerning Parent, Subsidiaries and Affiliates, (continued)

The Company provides technical, financial, legal and marketing support to its affiliates under various administrative service and cost-sharing agreements. Included in miscellaneous income is $2,754 and $17,422 received under administrative service agreements for the years ended December 31, 2006 and 2005, respectively. Reimbursements of $24,378 and $1,486 for the years ended December 31, 2006 and 2005 related to cost-sharing agreements with affiliates have been recorded as a reduction in general insurance expenses. In addition, the Company receives investment advisory services from an affiliate. Costs related to this agreement, included as an investment expense and reducing net investment income, totaled $1,657 and $1,609 for the years ended December 31, 2006 and 2005, respectively.

5.  Borrowed Money

Effective September 1, 2006 the Company has an outstanding liability for borrowed money in the amount of $29,825 payable to two affiliates, Acacia Life and AFCO. These notes were issued by a 100% owned subsidiary, AMAL, during the repurchase of its outstanding common stock from Acacia Life and AFCO. These notes are payable in twelve equal quarterly installments beginning on December 1, 2006 with the final installment due on September 1, 2009. The notes carry a fixed interest rate of 5.56% based on the Bloomberg Fair Value 3-year Single "A" U.S. Insurer Index plus 0.020%. The Company may not prepay the notes in whole or in part at any time prior to the maturity date. There are no collateral requirements associated with these notes.

6.  Benefit Plans

Defined Benefit Plan
The Company participates in a non-contributory defined benefit plan (the Plan or the Pension Plan) sponsored by AHC. The Plan was formerly sponsored by the Company as a non-contributory defined benefit pension plan (Ameritas Plan) covering substantially all employees of the Company. During 2000, the Ameritas Plan was merged with the Acacia Retirement Plan (Acacia Plan), sponsored by Acacia.

Upon the merger of the Ameritas and Acacia Plans, accumulated benefits of the Plan were frozen, and AHC became the Plan sponsor. Accordingly, the Company's prepaid benefit cost was transferred to AHC, and the Company holds a pre-funded pension expense receivable, due from AHC. During 2006 and 2005, the Company paid $5,000 and $15,650, respectively to AHC which in turn contributed the money to the Plan. The balance of the prefunded pension expense receivable was $12,085 and $10,620 at December 31, 2006 and 2005, respectively, and is a non-admitted asset.

While their pension plans were merged, the separate benefit formulas of the Ameritas Plan and Acacia Plan still exist within the Plan and are used to determine the amount of Plan expense to allocate from AHC to the participating companies. The Company incurred pension expense of $3,447 and $14,041 in 2006 and 2005, respectively, for its participation in the Plan.

The Plan's assets include investments in a deposit administration contract with the Company and investments in two pension separate accounts of the Company, Ameritas Retirement Equity Account and Ameritas Separate Account D. The carrying value of the assets of the Plan invested in the Company and its separate accounts were approximately $98,000 and $90,000 at December 31, 2006 and 2005, respectively. A portion of the separate accounts' assets are invested in mutual funds which are advised by an affiliate of Acacia Life.

AMERITAS LIFE INSURANCE CORP.

NOTES TO THE STATUTORY FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2006 AND 2005
(in thousands)


6.  Benefit Plans, (continued)

Defined Contribution Plans
The Company's employees and agents participate in defined contribution plans sponsored by AHC that cover substantially all full-time employees and agents. Company matching contributions under the defined contribution plan range from 0.5% to 3% of the participant's compensation. In addition, for eligible employees who are not Pension Plan participants, the Company makes a contribution of 6% of the participant's compensation for those employees hired prior to January 1, 2006 and 5% of the participant's compensation for those hired after January 1, 2006. Contributions by the Company to the employee and agents defined contribution plans were $3,410 and $3,383 in 2006 and 2005, respectively.

The defined contribution plans' assets also include investments in a deposit administration contract with the Company and investments in two pension separate accounts of the Company, the Ameritas Retirement Equity Account and Ameritas Separate Account D. The carrying value of the assets of the Plan invested in the Company and its separate accounts were approximately $207,500 and $184,000 at December 31, 2006 and 2005, respectively. A portion of the separate accounts' assets are invested in mutual funds which are advised by an affiliate of Acacia Life.

Postretirement Benefit Plans
The Company provides certain health care benefits to retired employees who were hired prior to January 1, 2005. For associates eligible to retire at January 1, 2000, these benefits are a specified percentage of premium until age 65 and a flat dollar amount thereafter. For associates eligible for retirement after January 1, 2000, benefits will be provided until the associate becomes eligible for Medicare. Employees become eligible for these benefits upon the attainment of age 55, 15 years of service and participation in the Company's medical plan for the immediately preceding five years.

In December 2003, the Medicare Prescription Drug, Improvement and Modernization Act of 2003 (the Act) became law. The Act introduces a prescription drug benefit under Medicare (Medicare Part D) as well as a federal subsidy to sponsors of retiree health care benefit plans that provide a benefit that is at least actuarially equivalent to Medicare Part D. The postretirement benefit obligation and net periodic postretirement benefit cost in the financial statements and accompanying notes do reflect the effects of the Act on the Plan.

In May 2004, additional guidance became available to specific companies who elected deferral and were able to determine if their plans are actuarially equivalent to recognize the impact of the Act no later than the first annual reporting period beginning after June 15, 2004. In January 2005, the Center for Medicare and Medicaid Services issued the final regulations for the Act including the determination of actuarial equivalence. The Company has determined that its plans are actuarially equivalent. The Company qualified for and elected to receive the 28% federal subsidy on allowable gross prescription drug costs of qualified retirees. The Company received subsidy payments of $47 in 2006. The Company did not receive any subsidy payments in 2005. The Company has determined that the effects of the subsidy are immaterial on the results of statutory operations or statutory statements of admitted assets, liabilities and surplus of the Company. The measures of benefit obligations and net periodic pension cost reflect effects of the Act.

AMERITAS LIFE INSURANCE CORP.

NOTES TO THE STATUTORY FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2006 AND 2005
(in thousands)


6.  Benefit Plans, (continued)

Postretirement Benefit Plans, (continued)
The following tables provide a reconciliation of the changes in the postretirement benefit obligations and fair value of assets for the years ended December 31, 2006 and 2005, and a statement of the funded status as of the December 31 measurement date of both years:

                                                                                      2006              2005
--------------------------------------------------------------------------------------------------------------------
Reconciliation in benefit obligation
    Benefit obligation at beginning of year                                      $         5,558  $         6,693
    Transfer of obligation from dissolution of AMAL                                          106                -
    Service cost                                                                              69               57
    Interest cost                                                                            331              315
    Actuarial (gain) or loss                                                               1,164           (1,279)
    Special termination benefits                                                               -               81
    Federal subsidy receipts                                                                  47                -
    Benefits paid                                                                           (772)            (309)
--------------------------------------------------------------------------------------------------------------------
    Benefit obligation at end of year                                            $         6,503  $         5,558
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
Reconciliation of fair value of plan assets
    Fair value of plan assets at beginning of year                               $         2,754  $         2,557
    Transfer of plan assets from dissolution of AMAL                                         156                -
    Actual return on plan assets                                                             147              131
    Employer contributions                                                                   401              303
    Benefits paid                                                                           (663)            (237)
--------------------------------------------------------------------------------------------------------------------
    Fair value of plan assets at end of year                                     $         2,795  $         2,754
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
Funded status
    Funded status at end of year                                                 $        (3,708) $        (2,804)
    Unrecognized net actuarial loss                                                        3,009            1,995
    Unrecognized prior service cost                                                           (1)              (1)
--------------------------------------------------------------------------------------------------------------------
    Accrued benefit cost                                                         $          (700) $          (810)
--------------------------------------------------------------------------------------------------------------------

AMERITAS LIFE INSURANCE CORP.

NOTES TO THE STATUTORY FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2006 AND 2005
(in thousands)


6.  Benefit Plans, (continued)

Postretirement Benefit Plans, (continued)
The amount of the postretirement obligation for nonvested employees was $849 and $512 at December 31, 2006 and 2005, respectively.

Periodic postretirement medical expense included the following components:
                                                                                      Years Ended December 31
--------------------------------------------------------------------------------------------------------------------
                                                                                      2006              2005
--------------------------------------------------------------------------------------------------------------------
Service cost                                                                     $            69  $            57
Interest cost                                                                                331              315
Expected return on plan assets                                                              (156)            (139)
Early retirement one-time cost                                                                 -               81
Amortization of net loss                                                                     175              176
--------------------------------------------------------------------------------------------------------------------
Net periodic benefit cost                                                        $           419  $           490
--------------------------------------------------------------------------------------------------------------------

Plan assets are invested in 100% fixed income investments. The expected rate of return on these investments is 6%. The Company expects to contribute $520 to its postretirement benefits plans and 401(h) account in 2007.

Estimated Future Benefit Payments
The following net benefit payments, which reflect expected future service, as appropriate, are expected to be paid:

                                                             Expected Net
    Fiscal Year                                            Benefit Payments
--------------------------------------------------------------------------------
    2007                                                $          763
    2008                                                           774
    2009                                                           778
    2010                                                           773
    2011                                                           756
    2012 - 2016                                                  3,430
--------------------------------------------------------------------------------

The assumptions used in the measurement of the postretirement benefit obligations are:

                                                                                      2006              2005
--------------------------------------------------------------------------------------------------------------------
Weighted-average assumptions as of December 31
Discount rate                                                                          6.00%            5.75%
Expected long term rate of return on plan assets                                       6.00%            6.00%
--------------------------------------------------------------------------------------------------------------------

                                       27

AMERITAS LIFE INSURANCE CORP.

NOTES TO THE STATUTORY FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2006 AND 2005
(in thousands)


6.  Benefit Plans, (continued)

Estimated Future Benefit Payments, (continued)
The assumptions used to determine net periodic post retirement benefit costs are:
                                                                                      2006              2005
--------------------------------------------------------------------------------------------------------------------
Weighted-average assumptions as of December 31
Discount rate                                                                          5.75%            6.00%
Expected long term rate of return on plan assets                                       6.00%            6.00%
--------------------------------------------------------------------------------------------------------------------

The assumed health care cost trend rates as of December 31 were:
                                                                                      2006              2005
--------------------------------------------------------------------------------------------------------------------
Healthcare Cost Trend Rate Assumed for Next Year                                       9.0%             7.0%
Rate to which the Cost Trend Rate is Assumed to Decline (Ultimate Trend Rate)          5.0%             5.0%
Year the Rate Reaches the Ultimate Trend Rate                                          2011             2008
--------------------------------------------------------------------------------------------------------------------

Assumed health care cost trend rates have a significant effect on the amounts reported for the health care plans. A 1% change in health care trend rates would have the following effects:

--------------------------------------------------------------------------------------------------------------------
                                                                                   1% increase      1% decrease
--------------------------------------------------------------------------------------------------------------------
Effect on total of service and interest cost components of net                        $     45         $    (40)
periodic postretirement health care benefit cost

Effect on the health care component of the accumulated
postretirement benefit obligation                                                     $    625         $   (569)
--------------------------------------------------------------------------------------------------------------------

Other Plans
Separate supplemental retirement agreements totaled $11,696 and $10,596 included in other liabilities at December 31, 2006 and 2005, respectively, cover certain active and retired employees. These plans are unfunded.

7. Dividend Restrictions and Surplus

The Company is subject to regulation by the Insurance Department of the State of Nebraska, which restricts the advancement of funds to parent and affiliated companies as well as the amount of dividends that may be paid without prior approval. No dividends to parent or affiliated companies were paid in the current or prior year.

Unassigned surplus represents the undistributed and unappropriated amount of surplus at the statement date. The cumulative effect related to the portion of unassigned surplus represented or reduced by each of the following items as of December 31:

                                                                                      2006              2005
 -------------------------------------------------------------------------------------------------------------------
 Unrealized gains on investments, net of taxes                                   $        63,558  $        69,648
   of $18,002 and $13,961
 Nonadmitted asset values                                                                (35,483)         (34,102)
 Asset valuation reserves                                                                (60,281)         (68,064)
 -------------------------------------------------------------------------------------------------------------------

AMERITAS LIFE INSURANCE CORP.

NOTES TO THE STATUTORY FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2006 AND 2005
(in thousands)


8.  Commitments and Contingencies

As a condition of doing business, all states and jurisdictions have adopted laws requiring membership in life and health insurance guaranty funds. Member companies are subject to assessments each year based on life, health or annuity premiums collected in the state. In some states these assessments may be applied against premium taxes. The Company estimated its cost related to past insolvencies and has provided a reserve included in other liabilities of $456 and $492 as of December 31, 2006 and 2005, respectively, and estimated recoveries from premium taxes included in data processing and other admitted assets of $382 and $402 as of December 31, 2006 and 2005, respectively.

From time to time the Company is involved in pending and threatened litigation in the normal course of business in which claims for monetary damages are asserted. In the opinion of management, the ultimate liability, if any, arising from such pending or threatened litigation is not expected to have a material effect on the results of operations, liquidity or financial position of the Company.

Securities commitments of $20,990 and $33,136 and mortgage loan and real estate commitments of $26,375 and $7,963 were outstanding for investments to be purchased in subsequent years as of December 31, 2006 and 2005, respectively. Low income housing tax credit property investment commitments were $139 as of December 31, 2006. These commitments have been made in the normal course of business and are not reflected in the accompanying financial statements. The Company's exposure to credit loss is represented by the contractual notional amount of these commitments. The Company uses the same credit policies and collateral requirements in making commitments and conditional obligations as it does for on-balance sheet instruments.

Companies operating in the insurance and financial services markets have come under the scrutiny of regulators with respect to market conduct and compliance issues. Under certain circumstances, companies have been held responsible for providing incomplete or misleading sales materials and for replacing existing policies with policies that were less advantageous to the policyowner. The Company monitors its sales materials and enforces compliance procedures to mitigate any exposure to potential litigation. The Company and its life insurance subsidiaries are members of the Insurance Marketplace Standards Association, an organization which advocates ethical market conduct.

The Company has a $15,000 unsecured line of credit available at December 31, 2006. No balance was outstanding at any time during 2006 or 2005. The line of credit expires May 31, 2007.

The Company engages in securities lending transactions to generate additional income. The program is administered by an authorized financial institution and requires the borrower to provide collateral, primarily consisting of cash and government securities, on a daily basis, in amounts equal or exceeding 102% of the fair value of the loaned securities. The Company maintains effective control over all loaned securities and, therefore, continues to report such securities as bonds and common stocks in the statutory statements of admitted assets, liabilities, and surplus. Bonds and common stocks loaned as of December 31, 2006 were $23,626 and $5,414, respectively. The fair value of cash collateral held was $29,428 as of December 31, 2006. There was no non-cash collateral on deposit at December 31, 2006.

AMERITAS LIFE INSURANCE CORP.

NOTES TO THE STATUTORY FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2006 AND 2005
(in thousands)


9.  Gain or Loss to the Reporting Entity from Uninsured Accident and Health
Plans

ASO Plans
The gain from operations from administrative services only (ASO) uninsured plans is as follows for the year ended December 31:

                                                                                      2006              2005
--------------------------------------------------------------------------------------------------------------------
Net reimbursement for administrative expenses (including                         $         3,793  $         3,602
  administrative fees) in excess of actual expenses
Total net other income (expense) (including interest paid to
  or received from ASO uninsured plans)                                                        -                -
--------------------------------------------------------------------------------------------------------------------
Net gain from operations                                                         $         3,793  $         3,602
--------------------------------------------------------------------------------------------------------------------
Total claim payment volume                                                       $        65,044  $        55,611
--------------------------------------------------------------------------------------------------------------------

ASC Plans
The gain from operations from administrative services contract (ASC) uninsured plans is as follows for the year ended December 31:
                                                                                      2006              2005
--------------------------------------------------------------------------------------------------------------------
Gross reimbursement for medical cost incurred                                    $           430  $           380
Other income or expenses (including interest paid to or
  received from plans)                                                                        27               24
Gross expenses incurred (claims and administrative)                                          452              399
--------------------------------------------------------------------------------------------------------------------
Net gain from operations                                                         $             5  $             5
====================================================================================================================

10.  Direct Premiums Written

The Company has one third party administrator, HealthPlan Services, Inc., for which direct premiums written exceed 5% of total surplus. This administrator writes group accident and health business, does not have an exclusive contract, and has been granted the authority for underwriting, premium collection, and binding authority. The total amount of direct premiums written is $36,965 and $36,020 for the years ended December 31, 2006 and 2005, respectively. The Company did not have any other third party administrators or any managing general agents that exceeded 5% of total surplus for direct written premiums during these periods.

11.  Other Items

Troubled Debt Restructuring
The Company has several long-term bond holdings with restructured terms. The carrying value as of December 31, 2006 and 2005, has been written down to $0 and $104, respectively, whereby the Company recorded no realized capital losses. The Company incurred no amount of commitments to lend additional funds to debtors owing receivables whose terms have been modified in troubled debt restructuring. The Company's income recognition policy for interest income on an impaired loan is the cash basis/cost recovery method.

Securities on Deposit
Securities with a book/adjusted carrying value of $6,700 and $6,692 at December 31, 2006 and 2005, respectively, were on deposit with government agencies as required by law in various jurisdictions in which the Company conducts business.

AMERITAS LIFE INSURANCE CORP.

NOTES TO THE STATUTORY FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2006 AND 2005
(in thousands)



11.  Other Items, (continued)

Uncollectibility of Assets
The Company had admitted assets of $995 and $1,017 at December 31, 2006 and 2005, respectively, in accounts receivable for uninsured plans and included with data processing and other admitted assets on the statutory statements of admitted assets, liabilities and surplus. The Company routinely assesses the collectibility of these receivables. Based upon Company experience, less than 1% of the balance may become uncollectible and the potential loss is not material to the Company's financial condition.

Participating Contracts
Effective October 1, 1998 (the Effective Date) the Company formed a closed block (the Closed Block) of policies, under an arrangement approved by the Insurance Department of the State of Nebraska, to provide for dividends on policies that were in force on the Effective Date and which were within the classes of individual policies for which the Company had a dividend scale in effect on the Effective Date. The Closed Block was designed to give reasonable assurance to owners of affected policies that the assets will be available to support such policies including maintaining dividend scales in effect at the Effective Date, if the experience underlying such scales continues. The assets, including revenue thereon, will accrue solely to the benefit of the owners of policies included in the block until the block is no longer in effect.

12.  Reinsurance

Amounts recoverable from reinsurers are estimated based upon assumptions consistent with those used in establishing the liabilities related to the underlying reinsured contracts. Management believes the recoverables are appropriately established. The Company conducts reinsurance business with FALIC, AVLIC, and other non-affiliated companies.

Following is a summary of the transactions through reinsurance operations:

                                                                                      Years Ended December 31
                                                                                ------------------------------------
                                                                                      2006              2005
--------------------------------------------------------------------------------------------------------------------
Premiums Income:
  Assumed (related party $6,572 and $6,807 in 2006 and 2005)                     $        77,855  $        84,658
  Ceded                                                                                   18,406           18,151
Benefits To Policyowners:
  Assumed (related party $5,119 and $2,825 in 2006 and 2005)                              60,029           57,222
  Ceded                                                                                   11,436            6,027
Policy Reserves:
  Assumed (related party $2,247 and $2,051 in 2006 and 2005)                               3,728            3,419
  Ceded                                                                                   54,689           47,422
--------------------------------------------------------------------------------------------------------------------

The Company is not relieved of its primary liability in the event that a reinsurer is unable to meet the obligations ceded under a reinsurance agreement.

AMERITAS LIFE INSURANCE CORP.

NOTES TO THE STATUTORY FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2006 AND 2005
(in thousands)


13.  Changes in Unpaid Claims and Claim Adjustment Expenses

The change in the liability for unpaid accident and health claims and claim adjustment expenses which is reported within reserves for unpaid claims is summarized as follows:

                                                                                      2006              2005
--------------------------------------------------------------------------------------------------------------------
Balance at January 1                                                             $        30,599  $        28,215
Less reinsurance recoveries                                                               (9,929)          (9,835)
--------------------------------------------------------------------------------------------------------------------
Net balance at January 1                                                                  20,670           18,380
--------------------------------------------------------------------------------------------------------------------

Incurred related to:
    Current year                                                                         280,572          252,232
    Prior year                                                                            (3,739)          (4,634)
--------------------------------------------------------------------------------------------------------------------
        Total incurred                                                                   276,833          247,598
--------------------------------------------------------------------------------------------------------------------

Paid related to:
    Current year                                                                         257,528          231,562
    Prior year                                                                            16,931           13,746
--------------------------------------------------------------------------------------------------------------------
        Total paid                                                                       274,459          245,308
--------------------------------------------------------------------------------------------------------------------

Net balance at December 31                                                                23,044           20,670
Plus reinsurance recoveries                                                                8,776            9,929
--------------------------------------------------------------------------------------------------------------------
Total reserve for unpaid claims                                                  $        31,820  $        30,599
====================================================================================================================

As a result of favorable settlement of prior years' estimated claims, the provision for claims and claim adjustment expenses decreased by $3,739 and $4,634 for the years ended December 31, 2006 and 2005, respectively.

The Company paid assumed reinsurance claims of $55,422 and $54,530, and incurred assumed reinsurance claims of $54,919 and $54,405 for the years ended December 31, 2006 and 2005, respectively.

The Company paid ceded reinsurance claims of $598 and $661, and incurred ceded reinsurance claims of $601 and $652 for the years ended December 31, 2006 and 2005, respectively.

14.  Policy Reserves

The Company waives deduction of deferred fractional premiums due upon death of the insured except on those policies issued prior to April 1, 1962, which are paid by preauthorized check. The Company returns any portion of the final premium beyond the date of death when policy provisions call for such a refund. The Company has policy series which do call for a refund of premium and which do not call for a refund. Surrender values are not provided in excess of legally computed reserves.

Additional premiums are charged for policies issued on substandard lives according to underwriting classification. For policies issued prior to March 1986, the mean reserves are based on appropriate multiples of standard rates of mortality. For policies issued March 1986 and later, the substandard mean reserve for this class of business is one-half the gross extra premium.

AMERITAS LIFE INSURANCE CORP.

NOTES TO THE STATUTORY FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2006 AND 2005
(in thousands)



14.  Policy Reserves, (continued)

As of December 31, 2006 and 2005, respectively, the Company had $1,594,245 and $1,667,120 of insurance in force for which the gross premiums are less than the net premiums according to the standard valuation set by the Insurance Department of the State of Nebraska. Reserves to cover the above insurance totaled $8,685 and $8,693 at December 31, 2006 and 2005, respectively.

15. Analysis of Annuity Reserves and Deposit-type Funds by Withdrawal Characteristics

Withdrawal characteristics of annuity reserves and deposit-type funds at December 31 are as follows:

                                                                                               2006
                                                                                ------------------------------------
                                                                                     Amount          % of Total
--------------------------------------------------------------------------------------------------------------------
Subject to discretionary withdrawal:
  With fair value adjustment                                                     $       437,643         24.7%
  At book value less current surrender charge of 5% or more                                  997          0.1%
  At fair value                                                                          792,670         44.8%
--------------------------------------------------------------------------------------------------------------------
Total with adjustment or at fair value                                                 1,231,310         69.6%
  At book value without adjustment  (minimal or no charge)                               471,234         26.6%
Not subject to discretionary withdrawal                                                   66,586          3.8%
--------------------------------------------------------------------------------------------------------------------
Total gross and net                                                              $     1,769,130        100.0%
====================================================================================================================

                                                                                               2005
                                                                                ------------------------------------
                                                                                     Amount          % of Total
--------------------------------------------------------------------------------------------------------------------
Subject to discretionary withdrawal:
  With fair value adjustment                                                     $       420,996         29.9%
  At book value less current surrender charge of 5% or more                                1,283          0.1%
  At fair value                                                                          665,600         47.3%
--------------------------------------------------------------------------------------------------------------------
Total with adjustment or at fair value                                                 1,087,879         77.3%
  At book value without adjustment  (minimal or no charge)                               249,487         17.7%
Not subject to discretionary withdrawal                                                   69,768          5.0%
--------------------------------------------------------------------------------------------------------------------
Total gross and net                                                              $     1,407,134        100.0%
====================================================================================================================

AMERITAS LIFE INSURANCE CORP.

NOTES TO THE STATUTORY FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2006 AND 2005
(in thousands)



15. Analysis of Annuity Reserves and Deposit-type Funds by Withdrawal Characteristics, (continued)

The following information is obtained from the applicable Exhibit in the Company's December 31 Annual Statement and related Separate Accounts Annual Statement, both of which are filed with the Insurance Department of the State of Nebraska, and is provided to reconcile annuity reserves and deposit-type funds to amounts reported in the statutory statements of admitted assets, liabilities and surplus as of December 31:

                                                                                      2006              2005
--------------------------------------------------------------------------------------------------------------------
Life and Accident and Health Annual Statement:
Exhibit 5, Annuities Section, Total (net)                                        $       103,630  $       119,071
Exhibit 5, Supplementary Contracts with Life Contingencies Section, Total (net)           10,218            9,337
Exhibit 7, Deposit-Type Contracts, Line 14, Column 1                                     516,048          497,207
--------------------------------------------------------------------------------------------------------------------
                                                                                         629,896          625,615
Separate Accounts Annual Statement:
Exhibit 3, Line 0299999, Column 2                                                        346,564          115,919
Page 3, Line 2, Column 3                                                                 792,670          665,600
--------------------------------------------------------------------------------------------------------------------
Total                                                                            $     1,769,130  $     1,407,134
====================================================================================================================

16.  Premium and Annuity Considerations Deferred and Uncollected

Deferred and uncollected life insurance premiums and annuity considerations as of December 31 are as follows:

                                                            2006                               2005
                                            ------------------------------------------------------------------------
                    Type                          Gross         Net of Loading        Gross        Net of Loading
--------------------------------------------------------------------------------------------------------------------
Ordinary new business                        $            71   $            60   $           345  $           195
Ordinary renewal                                       5,221             4,785             5,011            8,213
--------------------------------------------------------------------------------------------------------------------
Totals                                       $         5,292   $         4,845   $         5,356  $         8,408
====================================================================================================================

AMERITAS LIFE INSURANCE CORP.

NOTES TO THE STATUTORY FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2006 AND 2005
(in thousands)



17.  Separate Accounts

Information regarding the nonguaranteed separate accounts of the Company is as follows:

                                                                                      2006              2005
--------------------------------------------------------------------------------------------------------------------
For the years ended December 31:
    Premiums, considerations or deposits                                         $       394,921  $       405,188
--------------------------------------------------------------------------------------------------------------------

At December 31:
Reserves by valuation basis
    Fair value                                                                   $     1,273,171  $       886,986
====================================================================================================================

Reserves by withdrawal characteristic:
Subject to discretionary withdrawal
    At fair value                                                                $       792,670  $       665,600
    At book value without adjustment (minimal or no charge)                              480,501          221,386
--------------------------------------------------------------------------------------------------------------------
    Total                                                                        $     1,273,171  $       886,986
====================================================================================================================

--------------------------------------------------------------------------------------------------------------------
Reconciliation of net transfers to (from) separate accounts at December 31:
Transfers as reported in the statutory statement of operations of the separate accounts annual statement:
    Transfers to separate accounts                                               $       248,379  $        56,416
    Transfers from separate accounts                                                     (33,985)         (21,906)
--------------------------------------------------------------------------------------------------------------------
    Net transfers to separate accounts                                                   214,394           34,510
--------------------------------------------------------------------------------------------------------------------
Net transfers as reported in the statutory statements of operations              $       214,394  $        34,510
  of the Company (included in change in policy reserves)
====================================================================================================================

18.  EDP Equipment and Software

Electronic data processing ("EDP") equipment and operating and nonoperating software consisted of the following at December 31:
                                                                                      2006              2005
--------------------------------------------------------------------------------------------------------------------
Electronic data processing equipment                                             $        12,156  $        14,430
Operating system software                                                                  3,198            2,432
Nonoperating system software                                                              13,673           13,077
--------------------------------------------------------------------------------------------------------------------
    Subtotal                                                                              29,027           29,939
Accumulated depreciation                                                                 (25,605)         (26,046)
--------------------------------------------------------------------------------------------------------------------
Balance, net                                                                     $         3,422  $         3,893
====================================================================================================================

EDP equipment and operating software included in data processing and other admitted assets are $2,419 and $2,108 at December 31, 2006 and 2005, respectively.

Depreciation expense related to EDP equipment and operating and nonoperating software totaled $2,956 and $3,413 for the year ended December 31, 2006 and 2005, respectively.

AMERITAS LIFE INSURANCE CORP.

NOTES TO THE STATUTORY FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2006 AND 2005
(in thousands)



19. Reconciliation of Statutory Net Income and Surplus to GAAP Net Income and Equity

As described in Note 1, the Company has prepared these financial statements in conformity with statutory accounting practices prescribed or permitted by the Insurance Department of the State of Nebraska. These practices differ from accounting principles generally accepted in the United States of America (GAAP). The following tables reconcile statutory net income to GAAP net income and statutory surplus to GAAP equity.

                                                                        2006             2005
---------------------------------------------------------------------------------------------------
Statutory net income as reported                                $        54,214  $        52,690
Insurance reserves                                                        3,134            1,653
Deferred policy acquisition costs                                         6,369             (842)
Deferred income taxes and other tax reclassifications                    (1,246)          19,691
Statutory investment reserves                                              (253)           1,228
Earnings of subsidiaries                                                 24,830           14,485
Other                                                                       403             (837)
---------------------------------------------------------------------------------------------------
GAAP net income                                                 $        87,451  $        88,068
===================================================================================================

                                                                     2006              2005
---------------------------------------------------------------------------------------------------
Statutory surplus as reported                                   $       814,236  $       757,631
Insurance reserves                                                       (8,134)          (6,218)
Deferred policy acquisition costs                                        57,301           49,890
Deferred income taxes                                                   (27,876)         (26,847)
Valuation of investments                                                 (6,837)           1,639
Statutory investment reserves                                            62,763           70,800
Subsidiary equity                                                        70,290           33,141
Statutory non-admitted assets                                            35,483           35,541
Other                                                                     5,718             (539)
---------------------------------------------------------------------------------------------------
GAAP equity                                                     $     1,002,944  $       915,038
===================================================================================================


20.  Subsequent Event

In November 2006, the Company's Board of Directors approved a plan of merger with its 100% owned subsidiary, AVLIC, a Nebraska domiciled life and accident and health insurance company, pending various approvals. The Company received approval of the merger from the Insurance Department of the State of Nebraska. The Company will account for this transaction as a statutory merger under Statement of Statutory Principles No. 68 - Business Combinations and Goodwill. The surviving company will be named Ameritas Life Insurance Corp. with no shares of stock to be issued. The merger has an effective date of May 1, 2007. The Company does not expect this transaction to have a material effect on its financial condition or unassigned surplus funds.

PART C
                                OTHER INFORMATION

     Item 26.     Exhibits

     Exhibit
     Number                Description of Exhibit

     (a) Board of Directors Resolution of Ameritas Life Insurance Corp. Authorizing Establishing the Separate Account. (1)
     (b)      Custodian Agreements.  Not Applicable.
     (c)      Principal Underwriting Agreement.  (1)
     (d)      Form of Policy.  (2)
     (e)      Form of Application.  (3)
     (f) Articles of Incorporation of Ameritas Life Insurance Corp. (1) Bylaws of Ameritas Life Insurance Corp. (4)
     (g)      Reinsurance Agreement. Not Applicable.
     (h)      Forms of Participation Agreements:
               (1)  Neuberger Berman Advisers Management Trust. (5)
               (2)  Scudder Investments VIT Funds (BT) (2)
               (3)  Rydex Variable Trust. (3)
               (4)  Calvert Variable Series, Inc. Ameritas Portfolios. (6)
               (5)  Calvert Variable Series, Inc. (CVS Portfolios). (6)
               (6) Variable Insurance Products Fund and Variable Insurance Products Fund II. (6)
               (7)  AIM Variable Insurance Funds (Invesco) (7)
               (8)  Third Avenue Variable Series Trust. (7)
               (9)  Vanguard Variable Insurance Funds. (7)
               (10) Wells Fargo Variable Trust (Strong). (8)
     (i)      Administrative Contracts. Not Applicable.
     (j)      Other Material Contracts: Powers of Attorney. (9)
     (k)      Legal Opinion of Robert G. Lange.
     (l)      Actuarial Opinion. Not applicable.
     (m)      Calculation. Not applicable.
     (n) Consents of Independent Auditors and Independent Registered Public Accounting Firm.
     (o)      No financial statements are omitted from Item 24.
     (p)      Initial Capital Agreements. Not applicable.
     (q)      Transfer and Redemption Procedures Pursuant to Rule 6e-3(T)(b)
              (12)(iii). (10)

Footnotes:
1 Incorporated by reference to Post-Effective Amendment No. 4 to Ameritas Life Insurance Corp. Separate Account LLVL, File No. 33-86500, filed on April 3, 1998.
2 Incorporated by reference to Pre-Effective Amendment No. 1 to Ameritas Life Insurance Corp. Separate Account LLVL, File No. 333-76359, filed on June 11, 1999.
3 Incorporated by reference to Pre-Effective Amendment No. 2 to Ameritas Life Insurance Corp. Separate Account LLVL, File No. 333-76359, filed on July 14, 1999.
4 Incorporated by reference to Post-Effective Amendment No. 5 to Ameritas Life Insurance Corp. Separate Account LLVL, File No. 33-86500, filed on February 26, 1999.
5 Incorporated by reference to the initial Registration Statement to Ameritas Life Insurance Corp. Separate Account LLVA, File No. 333-05529, filed on June 7, 1996.
6 Incorporated by reference to Post-Effective Amendment No. 1 to Ameritas Life Insurance Corp. Separate Account LLVL, File No. 333-76359, filed on March 1, 2000.
7 Incorporated by reference to Post-Effective Amendment No. 2 to Ameritas Life Insurance Corp. Separate Account LLVL, File No. 333-76359, filed on April 11, 2001.
8 Incorporated by reference to Pre-Effective Amendment No. 1 to Ameritas Life Insurance Corp. Separate Account LLVA (File No. 333-05529), filed on October 3, 1996.
9 Incorporated by reference to Post-Effective Amendment No. 1 to Ameritas Life Insurance Corp. Separate Account LLVA, File No. 333-122109, filed on February 28, 2006.
10 Incorporated by reference to Post-Effective Amendment No. 4 to Ameritas Life Insurance Corp. Separate Account LLVL, File No. 33-76359, filed on February 26, 2003.

Item 27.      Directors and Officers of the Depositor

           Name and Principal
           Business Address *               Position and Offices with Depositor

           Lawrence J. Arth                 Director, Chairman
           JoAnn M. Martin                  Director, President & Chief Executive Officer
           James P. Abel                    Director
           William W. Cook, Jr.             Director
           Bert A. Getz                     Director
           James R. Knapp                   Director
           Tonn M. Ostergard                Director
           Paul C. Schorr, III              Director
           Winston J. Wade                  Director
           Robert C. Barth                  Senior Vice President, Controller, & Chief Accounting Officer
           Jan M. Connolly                  Senior Vice President & Corporate Secretary
           Raymond M. Gilbertson            Vice President, Corporate Compliance
           Arnold D. Henkel                 Senior Vice President, Individual Distribution
           Paul J. Huebner                  Senior Vice President & Chief Information Officer
           Dale D. Johnson                  Senior Vice President and Corporate Actuary
           Robert G. Lange                  Vice President, General Counsel & Assistant Secretary
           William W. Lester                Senior Vice President, Investments & Treasurer
           Kevin W. O'Toole                 Senior Vice President
           Mitchell F. Politzer             Senior Vice President, Ameritas Direct
           Robert-John H. Sands             Senior Vice President
           Janet L. Schmidt                 Senior Vice President, Human Resources
           Steven J. Valerius               Senior Vice President
           Kenneth L. VanCleave             Senior Vice President, Group Division

* Principal business address: Ameritas Life Insurance Corp., 5900 "O" Street, Lincoln, Nebraska 68510.

Item 28. Persons Controlled by or Under Common Control with the Depositor or the Registrant

Name of Corporation (state where organized)                            Principal Business

UNIFI Mutual Holding Company (NE)......................................mutual insurance holding company

     Ameritas Holding Company (NE).....................................stock insurance holding company

         Acacia Life Insurance Company (DC)............................life insurance company
              Acacia Financial Corporation (MD)........................holding company
                  Acacia Federal Savings Bank (DE).....................federally chartered bank
                      Acacia Service Corp. (VA)........................deposit solicitation
                  Calvert Group, Ltd. (DE).............................holding company
                      Calvert Asset Management Company (DE)............asset management services
                      Calvert Shareholder Services, Inc. (DE)..........administrative services
                      Calvert Administrative Services Company (DE).....administrative services
                      Calvert Distributors, Inc. (DE)..................broker-dealer

         Ameritas Life Insurance Corp. (NE)............................life/health insurance company
              Ameritas Variable Life Insurance Company (NE)............life insurance company
              Ameritas Investment Corp. (NE)...........................securities broker dealer and investment adviser owned by Ameritas Life Insurance Corp. (80%) and Centralife
                                                                       Annuities Service, Inc.(20%)
              Ameritas Investment Advisors, Inc. (NE)..................investment adviser
              First Ameritas Life Insurance Corp. of New York (NY).....life insurance company
              Pathmark Administrators, Inc. (NE).......................third-party administrator of dental and eye care insurance plans

         The Union Central Life Insurance Company (OH).................life insurance company
              Union Central Mortgage Funding, Inc. (OH)................mortgage loan and servicing
              Summit Investment Partners, LLC (OH).....................investment adviser
              PBRA, Inc. (CA)..........................................holding company
                  Price, Raffel & Browne Administrators, Inc. (DE).....pension administration services
              Summit Investment Partners, Inc. (OH)....................investment adviser

Subsidiaries are indicated by indentations. Ownership is 100% by the parent company except as noted.

Item 29.      Indemnification

Ameritas Life Insurance Corp.'s By-laws provide as follows:

The Company shall indemnify any person who was, or is a party, or is threatened to be made a party, to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative by reason of the fact that he is or was a director, officer, or employee of the Company or is or was serving at the request of the Company as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, against expenses, including attorney's fees, judgments, fines and amounts paid in settlement actually and reasonably incurred in connection with such action, suit or proceeding to the full extent authorized by the laws of Nebraska.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers, and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer, or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 30.      Principal Underwriter

a) Ameritas Investment Corp. ("AIC"), which serves as the principal underwriter for the variable life insurance policies issued through Ameritas Life Insurance Corp. Separate Account LLVL, also serves as the principal underwriter for variable annuity contracts issued through Ameritas Life Insurance Corp. Separate Account LLVA. AIC also serves as the principal underwriter for variable life insurance contracts issued through Ameritas Variable Life Insurance Company Separate Account V, Ameritas Variable Separate Account VL, First Ameritas Variable Life Separate Account, and Carillon Life Account and for variable annuity contracts issued through Ameritas Variable Life Insurance Company Separate Account VA-2, Ameritas Variable Separate Account VA, First Ameritas Variable Annuity Separate, and Carillon Account.

b) The following table sets forth certain information regarding the officers and directors of the principal underwriter, Ameritas Investment Corp.

         Name and Principal                          Positions and Offices
         Business Address                            and Underwriter

         JoAnn M. Martin*                            Director, Chair & Senior Vice President
         Salene Hitchcock-Gear*                      Director, President & Chief Executive Officer
         Gary R. McPhail**                           Director, Senior Vice President
         William W. Lester*                          Director, Vice President & Treasurer
         Gary T. Huffman*                            Director
         Billie B. Beavers***                        Senior Vice President
         Cheryl L. Heilman                           Vice President, Chief Operating Officer
         Bruce D. Lefler                             Senior Vice President, Public Finance
         Robert G. Lange*                            Vice President, Secretary, & General Counsel
         Gregory C. Sernett*                         Vice President, Chief Compliance Officer, and Assistant Secretary
         Michael M. Van Horne***                     Senior Vice President

          * Principal business address: Ameritas Investment Corp., 5900 "O" Street, Lincoln, Nebraska 68510.
          ** Principal business address: AmerUs Life Insurance Company, 611 Fifth Avenue, Des Moines, Iowa 50309.
          *** Principal business address: Ameritas Investment Corp., 440 Regency Parkway Drive, Suite 222, Omaha, Nebraska 68114.

(c) Compensation From the Registrant.
          (1)                          (2)                     (3)                     (4)               (5)
                                 Compensation on
                                Net Underwriting       Events Occasioning
     Name of Principal           Discounts and         the Deduction of a           Brokerage           Other
     Underwriter                  Commissions          Deferred Sales Load         Commissions       Compensation
     Ameritas Investment
     Corp. ("AIC")                  $33,187                    $0                      $0                $991

          (2)+(4)+(5) = Gross variable life compensation received by AIC.
          (2) = Sales compensation received and paid out by AIC as underwriter; AIC retains 0.
          (4) = Sales compensation received by AIC for retail sales.
          (5) = Sales compensation received by AIC and retained as underwriting fee.

Item 31.  Location of Accounts and Records

          The Books, records and other documents required to be maintained by
          Section 31(a) of the 1940 Act and Rules 31a-1 to 31a-3 thereunder are maintained at Ameritas Life Insurance Corp., 5900 "O" Street, Lincoln, Nebraska 68510.

Item 32.  Management Services

          Not Applicable.

Item 33.  Fee Representation

          Ameritas Life Insurance Corp. represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Ameritas Life Insurance Corp. Separate Account LLVL, certifies that it meets all the requirements of effectiveness of this Post-Effective Amendment No. 8 to Registration Statement Number 333-76359 pursuant to Rule 485(b) under the Securities Act of 1933 and has duly has caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized in the City of Lincoln, County of Lancaster, State of Nebraska on this 19th day of April, 2007.

                 AMERITAS LIFE INSURANCE CORP. SEPARATE ACCOUNT LLVL, Registrant
                                        AMERITAS LIFE INSURANCE CORP., Depositor

                                                          By: Lawrence J. Arth *
                                                     ---------------------------
                                                           Chairman of the Board

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities indicated on April 19, 2007.

     SIGNATURE                              TITLE

     Lawrence J. Arth *                 Director, Chairman
     JoAnn M. Martin *                  Director, President & Chief Executive Officer
     James P. Abel *                    Director
     William W. Cook, Jr. *             Director
     Bert A. Getz *                     Director
     James R. Knapp *                   Director
     Tonn M. Ostergard *                Director
     Paul C. Schorr, III *              Director
     Winston J. Wade *                  Director
     Robert C. Barth *                  Senior Vice President, Controller, & Chief Accounting Officer
     William W. Lester *                Senior Vice President, Investments & Treasurer

     /S/Robert G. Lange
     Robert G. Lange                    Vice President, General Counsel & Assistant Secretary

* Signed by Robert G. Lange under Powers of Attorney executed effective as of February 24, 2006.

                                  Exhibit Index

     Exhibit

      (k) Legal Opinion of Robert G. Lange

      (n) Consents of Independent Auditors and
          Independent Registered Public Accounting Firm